UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS   9/30/10 (unaudited)

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Aerospace - 2.9%
Goodrich Corp.	3,790	$279,436
Honeywell International, Inc.	8,590	377,445
Lockheed Martin Corp.	3,020	215,265
Precision Castparts Corp.	2,070	263,615
Textron, Inc.	6,040	124,182
United Technologies Corp.	7,810	556,305

		$1,816,248

Airlines - 0.4%
Copa Holdings S.A., “A”	2,590	$139,626
United Continental Holdings, Inc. (a)	4,270	100,900

		$240,526

Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	4,160	$333,381
Phillips-Van Heusen Corp.	1,880	113,101

		$446,482

Biotechnology - 1.7%
Amgen, Inc. (a)	13,700	$755,007
Gilead Sciences, Inc. (a)	8,150	290,222

		$1,045,229

Broadcasting - 1.8%
CBS Corp., “B”	12,270	$194,602
Discovery Communications, Inc., “A” (a)	3,420	148,941
Viacom, Inc., “B”	7,000	253,330
Walt Disney Co.	15,570	515,523

		$1,112,396

Brokerage & Asset Managers - 1.4%
Affiliated Managers Group, Inc. (a)	1,770	$138,078
Charles Schwab Corp.	10,150	141,085
CME Group, Inc.	680	177,106
Franklin Resources, Inc.	1,630	174,247
GFI Group, Inc.	28,420	131,869
LaBranche & Co., Inc. (a)	10,860	42,354
TradeStation Group, Inc. (a)	10,420	68,564

		$873,303

Business Services - 1.8%
Accenture Ltd., “A”	4,860	$206,501
Dun & Bradstreet Corp.	2,690	199,437
MSCI, Inc., “A” (a)	8,480	281,621
Paychex, Inc.	11,680	321,083
Western Union Co.	7,390	130,581

		$1,139,223

Cable TV - 1.1%
Comcast Corp., “Special A”	23,630	$401,946
DIRECTV, “A” (a)	6,710	279,337

		$681,283

Chemicals - 2.5%
Celanese Corp.	9,710	$311,691
Ecolab, Inc.	8,460	429,260
Monsanto Co.	16,640	797,555

		$1,538,506

Computer Software - 4.1%
Autodesk, Inc. (a)	18,730	$598,798
Citrix Systems, Inc. (a)	2,300	156,952
Intuit, Inc. (a)	10,620	465,262
Oracle Corp.	32,870	882,560
VeriSign, Inc. (a)	15,030	477,052

		$2,580,624

Computer Software - Systems - 7.4%
Apple, Inc. (a)	7,260	$2,060,025
EMC Corp. (a)	37,180	755,126
Hewlett-Packard Co.	21,760	915,443
International Business Machines Corp.	5,240	702,894
NICE Systems Ltd., ADR (a)	6,970	218,091

		$4,651,579

Construction - 0.5%
NVR, Inc. (a)	150	$97,130
Owens Corning (a)	3,700	94,831
Sherwin-Williams Co.	1,710	128,489

		$320,450

Consumer Products - 2.2%
Avon Products, Inc.	14,330	$460,136
Colgate-Palmolive Co.	11,820	908,485

		$1,368,621

Consumer Services - 0.3%
Apollo Group, Inc., “A” (a)	1,620	$83,187
DeVry, Inc.	2,170	106,786

		$189,973

Electrical Equipment - 2.4%
AMETEK, Inc.	3,990	$190,602
Danaher Corp.	23,090	937,685
Sensata Technologies Holding B.V. (a)	17,750	350,740

		$1,479,027

Electronics - 2.2%
First Solar, Inc. (a)	2,880	$424,368
Hittite Microwave Corp. (a)	1,300	61,945
Intel Corp.	10,520	202,300
Linear Technology Corp.	9,010	276,877
Microchip Technology, Inc.	14,000	440,300

		$1,405,790

Energy - Independent - 2.5%
Alpha Natural Resources, Inc. (a)	1,870	$76,951
Anadarko Petroleum Corp.	4,570	260,719
Apache Corp.	3,330	325,541
CONSOL Energy, Inc.	1,510	55,810
Massey Energy Co.	2,120	65,762
Noble Energy, Inc.	1,880	141,169
Occidental Petroleum Corp.	4,620	361,746
QEP Resources, Inc.	8,280	249,559
Walter Energy, Inc.	720	58,529

		$1,595,786

Energy - Integrated - 4.7%
Chevron Corp.	11,060	$896,413

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Integrated - continued
Exxon Mobil Corp. (s)	28,360	$1,752,364
Marathon Oil Corp.	9,170	303,527

		$2,952,304

Engineering - Construction - 1.3%
Fluor Corp.	13,780	$682,523
North American Energy Partners, Inc. (a)	16,780	136,757

		$819,280

Food & Beverages - 3.4%
Coca-Cola Co.	13,250	$775,390
General Mills, Inc.	10,520	384,401
Kellogg Co.	6,400	323,264
PepsiCo, Inc. (s)	9,990	663,736

		$2,146,791

Food & Drug Stores - 1.0%
Walgreen Co.	11,990	$401,665
Whole Foods Market, Inc. (a)	5,700	211,527

		$613,192

Gaming & Lodging - 0.9%
Las Vegas Sands Corp. (a)	7,580	$264,163
Marriott International, Inc., “A”	8,320	298,106

		$562,269

General Merchandise - 2.1%
Kohl’s Corp. (a)	7,280	$383,510
Target Corp.	17,700	945,888

		$1,329,398

Health Maintenance Organizations - 0.6%
Aetna, Inc.	3,740	$118,221
WellPoint, Inc. (a)	4,050	229,392

		$347,613

Insurance - 4.3%
ACE Ltd.	10,960	$638,420
Aflac, Inc.	4,700	243,037
Allied World Assurance Co. Holdings Ltd.	6,580	372,362
Aon Corp.	19,920	779,071
Chubb Corp.	5,680	323,703
MetLife, Inc.	2,360	90,742
Prudential Financial, Inc.	4,470	242,185

		$2,689,520

Internet - 1.6%
Google, Inc., “A” (a)	1,880	$988,485

Leisure & Toys - 0.5%
Hasbro, Inc.	6,600	$293,766

Machinery & Tools - 0.4%
Bucyrus International, Inc.	3,380	$234,403

Major Banks - 6.0%
Bank of America Corp.	69,580	$912,194
Bank of New York Mellon Corp.	10,928	285,549
Goldman Sachs Group, Inc.	4,240	613,019
JPMorgan Chase & Co. (s)	29,210	1,112,025
KeyCorp	35,490	282,500
State Street Corp.	6,070	228,596
SunTrust Banks, Inc.	12,480	322,358

		$3,756,241

Medical & Health Technology & Services - 1.4%
DaVita, Inc. (a)	4,260	$294,068
Express Scripts, Inc. (a)	4,550	221,585
Medco Health Solutions, Inc. (a)	1,270	66,116
Patterson Cos., Inc.	6,220	178,203
VCA Antech, Inc. (a)	6,840	144,256

		$904,228

Medical Equipment - 3.2%
Becton, Dickinson & Co.	3,450	$255,645
Covidien PLC	4,700	188,893
Medtronic, Inc.	8,090	271,662
NxStage Medical, Inc. (a)	25,530	487,623
NxStage Medical, Inc. (a)	3,498	66,812
St. Jude Medical, Inc. (a)	7,220	284,035
Thermo Fisher Scientific, Inc. (a)	7,060	338,033
Waters Corp. (a)	1,820	128,820

		$2,021,523

Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	1,480	$94,602
Steel Dynamics, Inc.	1,610	22,717
Teck Resources Ltd., “B”	7,180	295,323
United States Steel Corp.	5,320	233,229

		$645,871

Natural Gas - Pipeline - 0.4%
Niska Gas Storage Partners LLC	3,420	$66,348
Williams Cos., Inc.	9,180	175,430

		$241,778

Network & Telecom - 1.8%
Cisco Systems, Inc. (a)	40,440	$885,636
F5 Networks, Inc. (a)	1,470	152,601
Tellabs, Inc.	15,400	114,730

		$1,152,967

Oil Services - 2.1%
Halliburton Co.	19,140	$632,960
National Oilwell Varco, Inc.	4,230	188,108
Schlumberger Ltd.	7,560	465,772

		$1,286,840

Other Banks & Diversified Financials - 2.5%
American Express Co.	4,210	$176,946
Cathay General Bancorp, Inc.	26,410	314,015
EuroDekania Ltd. (a)(z)	50,820	69,280
Marshall & Ilsley Corp.	39,110	275,334
MasterCard, Inc., “A”	1,520	340,480
Sterling Bancshares, Inc.	37,210	199,818
Zions Bancorporation	8,910	190,318

		$1,566,191

Pharmaceuticals - 5.2%
Abbott Laboratories	21,040	$1,099,130

2

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Pharmaceuticals - continued
Johnson & Johnson	18,730	$1,160,511
Pfizer, Inc.	35,209	604,539
Teva Pharmaceutical Industries Ltd., ADR	7,490	395,098

		$3,259,278

Precious Metals & Minerals - 0.2%
Goldcorp, Inc.	2,670	$116,198

Printing & Publishing - 0.3%
Moody’s Corp.	8,400	$209,832

Railroad & Shipping - 1.4%
Aegean Marine Petroleum Network, Inc.	16,160	$268,902
Canadian National Railway Co.	4,770	305,375
Union Pacific Corp.	4,050	331,290

		$905,567

Real Estate - 2.4%
Annaly Mortgage Management, Inc., REIT	19,880	$349,888
Entertainment Properties Trust, REIT	16,040	692,607
Kilroy Realty Corp., REIT	6,410	212,427
Mack-Cali Realty Corp., REIT	7,210	235,839

		$1,490,761

Restaurants - 0.9%
McDonald’s Corp.	7,420	$552,864

Specialty Chemicals - 1.5%
Air Products & Chemicals, Inc.	3,460	$286,557
Praxair, Inc.	7,230	652,580

		$939,137

Specialty Stores - 3.0%
Abercrombie & Fitch Co., “A”	6,990	$274,847
Amazon.com, Inc. (a)	3,160	496,310
Dick’s Sporting Goods, Inc. (a)	4,260	119,450
Home Depot, Inc.	14,320	453,658
J. Crew Group, Inc. (a)	3,700	124,394
Limited Brands, Inc.	10,970	293,777
Staples, Inc.	6,880	143,930

		$1,906,366

Telecommunications - Wireless - 0.5%
Cellcom Israel Ltd.	7,540	$228,990
Sprint Nextel Corp. (a)	15,290	70,793

		$299,783

Telephone Services - 2.5%
American Tower Corp., “A” (a)	7,620	$390,601
AT&T, Inc.	29,830	853,138
Qwest Communications International, Inc.	56,270	352,813

		$1,596,552

Tobacco - 2.3%
Philip Morris International, Inc.	17,860	$1,000,517
Reynolds American, Inc.	7,410	440,080

		$1,440,597

Trucking - 0.9%
Expeditors International of
Washington, Inc.	8,410	$388,794
Werner Enterprises, Inc.	7,820	160,232

		$549,026

Utilities - Electric Power - 3.3%
American Electric Power Co., Inc.	10,040	$363,749
Calpine Corp. (a)	7,890	98,231
CenterPoint Energy, Inc.	17,030	267,712
CMS Energy Corp.	16,800	302,736
PG&E Corp.	8,150	370,173
PPL Corp.	7,400	201,502
Public Service Enterprise Group, Inc.	4,630	153,160
Wisconsin Energy Corp.	5,510	318,478

		$2,075,741

Total Common Stocks		$62,379,408

CONVERTIBLE PREFERRED STOCKS - 0.6%
Other Banks & Diversified Financials - 0.3%
Citigroup, Inc., 7.5%	1,600	$189,616

Utilities - Electric Power - 0.3%
PPL Corp., 9.5%	3,020	$172,321

Total Convertible Preferred Stocks		$361,937

MONEY MARKET FUNDS (v) - 0.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	237,975	$237,975

Total Investments		$62,979,320

SECURITIES SOLD SHORT - (0.5)%
Electrical Equipment - (0.3)%
Emerson Electric Co.	(3,000)	$(157,980)

Electronics - (0.3)%
Vishay Intertechnology, Inc. (a)	(18,000)	$(174,240)

Total Securities Sold Short		$(332,220)

OTHER ASSETS, LESS LIABILITIES - 0.0%		28,708

NET ASSETS - 100.0%		$62,675,808

3

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Core Equity Series

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2010, the value of securities pledged amounted to $202,310.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
EuroDekania Ltd.	6/25/07	$737,167	$69,280
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$59,729,340	$487,623	$—	$60,216,963
Canada	853,654	—	—	853,654
Israel	842,179	—	—	842,179
Netherlands	350,740	—	—	350,740
Greece	268,902	—	—	268,902
Panama	139,627	—	—	139,627
United Kingdom	—	—	69,280	69,280
Mutual Funds	237,975	—	—	237,975

Total Investments	$62,422,417	$487,623	$69,280	$62,979,320

Short Sales	$(332,220)	$—	$—	$(332,220)

For further information regarding security characteristics, see the Portfolio of Investments

5

MFS Core Equity Series

Supplemental Information (Unaudited) 9/30/10 - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$77,224
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(7,944)
Purchases
Sales
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$69,280

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at September 30, 2010 is $(7,944).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$61,400,921

Gross unrealized appreciation	$6,397,862
Gross unrealized depreciation	(4,819,463)

Net unrealized appreciation (depreciation)	$1,578,399

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	422,843	8,395,186	(8,580,054)	237,975

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$470	$237,975

6

MFS INVESTMENT MANAGEMENT

MFS® Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 2.6%
Goodrich Corp.	73,920	$5,450,122
Honeywell International, Inc.	33,560	1,474,626
Precision Castparts Corp.	48,100	6,125,535

		$13,050,283

Alcoholic Beverages - 1.1%
Diageo PLC	158,770	$2,733,552
Heineken N.V.	56,000	2,904,050

		$5,637,602

Apparel Manufacturers - 0.7%
LVMH Moet Hennessy Louis Vuitton S.A.	5,560	$815,573
NIKE, Inc., “B”	32,676	2,618,655

		$3,434,228

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	64,140	$4,128,050
Celgene Corp. (a)	56,170	3,235,954
Gilead Sciences, Inc. (a)	111,920	3,985,471
Human Genome Sciences, Inc. (a)	17,900	533,241

		$11,882,716

Broadcasting - 3.0%
Discovery Communications, Inc., “A” (a)	139,360	$6,069,128
Viacom, Inc., “B”	77,350	2,799,296
Walt Disney Co.	181,670	6,015,094

		$14,883,518

Brokerage & Asset Managers - 1.9%
Affiliated Managers Group, Inc. (a)	54,450	$4,247,644
Charles Schwab Corp.	78,750	1,094,625
CME Group, Inc.	9,000	2,344,050
IntercontinentalExchange, Inc. (a)	18,030	1,888,102

		$9,574,421

Business Services - 4.3%
Accenture Ltd., “A”	118,990	$5,055,885
Cielo S.A.	75,600	658,149
Cognizant Technology Solutions Corp., “A” (a)	85,970	5,542,486
Concur Technologies, Inc. (a)	21,640	1,069,882
MSCI, Inc., “A” (a)	139,610	4,636,448
Verisk Analytics, Inc., “A” (a)	142,440	3,989,744

		$20,952,594

Chemicals - 1.5%
Ecolab, Inc.	97,950	$4,969,983
Monsanto Co.	46,710	2,238,810

		$7,208,793

Computer Software - 7.3%
Akamai Technologies, Inc. (a)	19,060	$956,431
ANSYS, Inc. (a)	11,310	477,847
Autodesk, Inc. (a)	212,460	6,792,346
Citrix Systems, Inc. (a)	40,400	2,756,896
Intuit, Inc. (a)	111,210	4,872,110
Oracle Corp.	408,730	10,974,400
Salesforce.com, Inc. (a)	12,440	1,390,792
VeriSign, Inc. (a)	236,323	7,500,892

		$35,721,714

Computer Software - Systems - 9.0%
Apple, Inc. (a)(s)	82,100	$23,295,875
EMC Corp. (a)	502,240	10,200,494
Hewlett-Packard Co.	25,240	1,061,847
International Business Machines Corp.	30,110	4,038,955
MICROS Systems, Inc. (a)	45,900	1,942,947
NetApp, Inc. (a)	40,390	2,011,018
Verifone Systems, Inc. (a)	61,710	1,917,330

		$44,468,466

Consumer Products - 1.8%
Avon Products, Inc.	47,040	$1,510,454
Colgate-Palmolive Co.	57,960	4,454,806
Natura Cosmeticos S.A.	105,950	2,849,128

		$8,814,388

Consumer Services - 1.7%
Anhanguera Educacional Participacoes S.A., IEU	69,700	$1,236,227
DeVry, Inc.	50,370	2,478,708
Monster Worldwide, Inc. (a)	81,530	1,056,629
Sotheby’s	92,230	3,395,909

		$8,167,473

Electrical Equipment - 2.5%
Danaher Corp.	308,190	$12,515,596

Electronics - 2.0%
ARM Holdings PLC	242,720	$1,495,414
Broadcom Corp., “A”	79,970	2,830,138
First Solar, Inc. (a)	9,430	1,389,510
Lam Research Corp. (a)	18,300	765,855
Linear Technology Corp.	32,170	988,584
Microchip Technology, Inc.	58,700	1,846,115
Teradyne, Inc. (a)	68,940	767,992

		$10,083,608

Energy - Independent - 2.8%
EOG Resources, Inc.	17,240	$1,602,803
Newfield Exploration Co. (a)	59,420	3,413,085
Noble Energy, Inc.	48,660	3,653,879
Occidental Petroleum Corp.	55,710	4,362,093
Ultra Petroleum Corp. (a)	17,360	728,773

		$13,760,633

Engineering - Construction - 1.0%
Fluor Corp.	104,620	$5,181,829

Entertainment - 0.6%
DreamWorks Animation, Inc., “A” (a)	93,270	$2,976,246

Food & Beverages - 3.4%
Coca-Cola Co.	119,990	$7,021,815
Dr Pepper Snapple Group, Inc.	91,600	3,253,632
General Mills, Inc.	43,470	1,588,394
Mead Johnson Nutrition Co., “A”	82,530	4,696,782

		$16,560,623

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - 0.4%
Whole Foods Market, Inc. (a)	52,180	$1,936,400

Gaming & Lodging - 1.5%
Home Inns & Hotels Management, Inc., ADR (a)	15,240	$753,466
Las Vegas Sands Corp. (a)	107,080	3,731,738
Marriott International, Inc., “A”	76,700	2,748,161

		$7,233,365

General Merchandise - 4.2%
Costco Wholesale Corp.	72,740	$4,691,003
Dollar General Corp. (a)	53,100	1,553,175
Kohl’s Corp. (a)	119,930	6,317,912
Target Corp.	149,880	8,009,587

		$20,571,677

Insurance - 0.4%
Chubb Corp.	38,530	$2,195,825

Internet - 4.4%
Google, Inc., “A” (a)	37,380	$19,654,030
OpenTable, Inc. (a)	30,900	2,103,672

		$21,757,702

Leisure & Toys - 0.5%
Hasbro, Inc.	51,330	$2,284,698

Machinery & Tools - 1.2%
Bucyrus International, Inc.	64,160	$4,449,496
Flowserve Corp.	14,080	1,540,634

		$5,990,130

Major Banks - 1.3%
Goldman Sachs Group, Inc.	24,130	$3,488,715
JPMorgan Chase & Co.	73,060	2,781,394

		$6,270,109

Medical & Health Technology & Services - 2.4%
Cerner Corp. (a)	34,250	$2,876,657
Diagnosticos da America S.A.	213,100	2,569,291
IDEXX Laboratories, Inc. (a)	49,590	3,060,695
Stericycle, Inc. (a)	48,750	3,387,150

		$11,893,793

Medical Equipment - 3.4%
Becton, Dickinson & Co.	26,730	$1,980,693
DENTSPLY International, Inc.	99,960	3,195,721
Edwards Lifesciences Corp. (a)	17,710	1,187,455
ResMed, Inc. (a)	69,280	2,273,077
Thermo Fisher Scientific, Inc. (a)	133,890	6,410,653
Thoratec Corp. (a)	41,170	1,522,467

		$16,570,066

Metals & Mining - 0.4%
Teck Resources Ltd., “B”	44,940	$1,849,730

Network & Telecom - 4.7%
Acme Packet, Inc. (a)	32,340	$1,226,980
Cisco Systems, Inc. (a)	618,750	13,550,625
F5 Networks, Inc. (a)	28,980	3,008,414
Juniper Networks, Inc. (a)	177,000	5,371,950

		$23,157,969

Oil Services - 3.9%
Cameron International Corp. (a)	78,050	$3,353,028
Halliburton Co.	172,380	5,700,607
National Oilwell Varco, Inc.	85,730	3,812,413
Schlumberger Ltd.	99,670	6,140,669

		$19,006,717

Other Banks & Diversified Financials - 3.4%
HDFC Bank Ltd., ADR	7,810	$1,439,930
MasterCard, Inc., “A”	30,440	6,818,560
Visa, Inc., “A”	111,800	8,302,268

		$16,560,758

Pharmaceuticals - 2.5%
Allergan, Inc.	58,910	$3,919,282
Hospira, Inc. (a)	22,980	1,310,090
Perrigo Co.	12,150	780,273
Teva Pharmaceutical Industries Ltd., ADR	117,260	6,185,465

		$12,195,110

Pollution Control - 0.5%
Republic Services, Inc.	73,190	$2,231,563

Precious Metals & Minerals - 0.4%
Goldcorp, Inc.	46,430	$2,020,634

Printing & Publishing - 0.4%
Moody’s Corp.	79,220	$1,978,916

Railroad & Shipping - 1.1%
Union Pacific Corp.	63,810	$5,219,658

Restaurants - 1.6%
McDonald’s Corp.	92,560	$6,896,646
Panera Bread Co., “A” (a)	11,200	992,432

		$7,889,078

Specialty Chemicals - 1.5%
Air Products & Chemicals, Inc.	21,100	$1,747,502
Praxair, Inc.	63,880	5,765,809

		$7,513,311

Specialty Stores - 2.7%
Abercrombie & Fitch Co., “A”	57,060	$2,243,599
Amazon.com, Inc. (a)	33,040	5,189,262
J. Crew Group, Inc. (a)	35,080	1,179,390
Limited Brands, Inc.	133,930	3,586,645
PetSmart, Inc.	36,430	1,275,050

		$13,473,946

Telecommunications - Wireless - 0.5%
NII Holdings, Inc. (a)	55,660	$2,287,626

Telephone Services - 2.6%
American Tower Corp., “A” (a)	187,143	$9,592,950

2

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
Virgin Media, Inc.	148,190	$3,411,334

		$13,004,284

Tobacco - 1.7%
Altria Group, Inc.	189,650	$4,555,393
Philip Morris International, Inc.	71,640	4,013,273

		$8,568,666

Trucking - 0.8%
Expeditors International of Washington, Inc.	88,530	$4,092,742

Utilities - Electric Power - 0.6%
NextEra Energy, Inc.	53,890	$2,931,077

Total Common Stocks		$485,560,281

MONEY MARKET FUNDS (v) - 2.9%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	14,293,797	$14,293,797

Total Investments		$499,854,078

OTHER ASSETS, LESS LIABILITIES - (1.5)%		(7,532,958)

NET ASSETS - 100.0%		$492,321,120

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At September 30, 2010, the value of securities pledged amounted to $170,250. At September 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$485,560,281	$—	$—	$485,560,281
Mutual Funds	14,293,797	—	—	14,293,797

Total Investments	$499,854,078	$—	$—	$499,854,078

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$446,905,721

Gross unrealized appreciation	$61,631,732
Gross unrealized depreciation	(8,683,375)

Net unrealized appreciation (depreciation)	$52,948,357

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Growth Series

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,873,873	105,013,557	(110,593,633)	14,293,797

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,573	$14,293,797

5

MFS
INVESTMENT MANAGEMENT
MFS® Variable Insurance Trust
Quarterly portfolio holdings

MFS® Global Equity Series

9/30/10

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited)

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 100.7%
Aerospace - 1.4%
Honeywell International, Inc.	12,770	$561,112

Alcoholic Beverages - 5.9%
Diageo PLC	46,109	$793,861
Heineken N.V.	22,040	1,142,951
Pernod Ricard S.A.	4,835	403,718

		$2,340,530

Apparel Manufacturers - 6.5%
Burberry Group PLC	27,140	$443,396
Compagnie Financiere Richemont S.A.	11,155	537,061
LVMH Moet Hennessy Louis Vuitton S.A.	5,600	821,440
NIKE, Inc., “B”	9,960	798,194

		$2,600,091

Automotive - 0.3%
Harley-Davidson, Inc.	4,870	$138,503

Biotechnology - 0.2%
Actelion Ltd. (a)	1,909	$76,484

Broadcasting - 4.7%
Omnicom Group, Inc.	14,080	$555,878
Walt Disney Co.	23,990	794,309
WPP Group PLC	46,631	516,065

		$1,866,252

Brokerage & Asset Managers - 0.9%
Deutsche Boerse AG	5,200	$346,966

Business Services - 1.6%
Accenture Ltd., “A”	14,730	$625,878

Chemicals - 3.1%
3M Co.	9,080	$787,327
Givaudan S.A.	306	312,648
Monsanto Co.	3,270	156,731

		$1,256,706

Computer Software - 2.8%
Autodesk, Inc. (a)	8,200	$262,154
Oracle Corp.	31,650	849,803

		$1,111,957

Computer Software - Systems - 1.1%
Canon, Inc.	9,400	$438,584

Conglomerates - 0.6%
Smiths Group PLC	12,031	$230,385

Construction - 0.8%
Sherwin-Williams Co.	4,170	$313,334

Consumer Products - 6.9%
Beiersdorf AG	3,130	$191,587
Colgate-Palmolive Co.	4,100	315,126
Kao Corp.	12,800	311,874
Procter & Gamble Co.	8,123	487,136
Reckitt Benckiser Group PLC	16,970	933,302
Svenska Cellulosa Aktiebolaget	34,400	523,118

		$2,762,143

Electrical Equipment - 3.2%
Legrand S.A.	13,680	$462,688
Rockwell Automation, Inc.	2,610	161,115
Schneider Electric S.A.	5,125	649,829

		$1,273,632

Electronics - 2.9%
Hoya Corp.	18,100	$441,225
Intel Corp.	15,530	298,642
Samsung Electronics Co. Ltd.	632	430,663

		$1,170,530

Energy - Independent - 0.7%
INPEX Corp.	60	$282,463

Energy - Integrated - 1.4%
Chevron Corp.	4,180	$338,789
Royal Dutch Shell PLC, “A”	6,880	208,124

		$546,913

Food & Beverages - 8.1%
Dr Pepper Snapple Group, Inc.	5,600	$198,912
General Mills, Inc.	14,200	518,868
Groupe Danone	6,980	417,492
J.M. Smucker Co.	7,535	456,094
Nestle S.A.	24,981	1,330,846
PepsiCo, Inc.	4,780	317,583

		$3,239,795

Food & Drug Stores - 2.6%
Lawson, Inc.	2,400	$109,966
Tesco PLC	38,968	259,551
Walgreen Co.	19,640	657,940

		$1,027,457

Gaming & Lodging - 0.8%
Ladbrokes PLC	60,229	$126,972
William Hill PLC	74,150	193,360

		$320,332

Insurance - 1.4%
AXA	16,880	$295,125
Swiss Reinsurance Co.	5,740	251,704

		$546,829

Major Banks - 7.9%
Bank of New York Mellon Corp.	27,580	$720,665
Erste Group Bank AG	8,845	354,142
Goldman Sachs Group, Inc.	3,330	481,451
Julius Baer Group Ltd.	12,155	442,461
Standard Chartered PLC	15,088	432,794
State Street Corp.	19,730	743,032

		$3,174,545

Medical Equipment - 8.1%
DENTSPLY International, Inc.	10,750	$343,678
Medtronic, Inc.	16,770	563,137

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Sonova Holding AG	756	$92,322
St. Jude Medical, Inc. (a)	14,790	581,839
Synthes, Inc.	2,990	345,661
Thermo Fisher Scientific, Inc. (a)	9,250	442,890
Waters Corp. (a)	7,380	522,356
Zimmer Holdings, Inc. (a)	6,470	338,575

		$3,230,458

Natural Gas - Distribution - 0.4%
GDF SUEZ	5,200	$186,155

Network & Telecom - 2.0%
Cisco Systems, Inc. (a)	36,970	$809,643

Oil Services - 1.8%
National Oilwell Varco, Inc.	11,300	$502,511
Schlumberger Ltd.	3,400	209,474

		$711,985

Other Banks & Diversified Financials - 4.2%
Aeon Credit Service Co. Ltd.	9,600	$103,383
American Express Co.	8,340	350,530
Banco Santander Brasil S.A., ADR	14,100	194,157
ICICI Bank Ltd.	10,113	250,479
Komercni Banka A.S.	697	152,029
UBS AG (a)	23,001	390,431
Visa, Inc., “A”	3,000	222,780

		$1,663,789

Pharmaceuticals - 5.2%
Bayer AG	9,367	$653,163
Johnson & Johnson	6,560	406,458
Merck KGaA	5,280	443,538
Roche Holding AG	4,270	583,152

		$2,086,311

Printing & Publishing - 0.4%
Wolters Kluwer N.V.	7,550	$158,505

Railroad & Shipping - 1.7%
Canadian National Railway Co.	10,694	$684,630

Specialty Chemicals - 7.3%
Akzo Nobel N.V.	9,220	$568,818
L’Air Liquide S.A.	3,748	457,246
Linde AG	8,960	1,166,262
Praxair, Inc.	4,290	387,215
Shin-Etsu Chemical Co. Ltd.	6,700	326,252

		$2,905,793

Specialty Stores - 0.7%
Abercrombie & Fitch Co., “A”	5,140	$202,105
Sally Beauty Holdings, Inc. (a)	9,050	101,360

		$303,465

Telephone Services - 0.6%
Singapore Telecommunications Ltd.	96,950	$231,483

Trucking - 2.2%
TNT N.V.	13,855	$372,279
United Parcel Service, Inc., “B”	7,780	518,848

		$891,127

Utilities - Electric Power - 0.3%
Red Electrica de Espana	2,401	$112,908

Total Common Stocks		$40,227,673

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	743	$743

Total Investments		$40,228,416

OTHER ASSETS, LESS LIABILITIES - (0.7)%		(293,367)

NET ASSETS - 100.0%		$39,935,049

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Equity Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$40,227,673	$—	$—	$40,227,673
Mutual Funds	743	—	—	743

Total Investments	$40,228,416	$—	$—	$40,228,416

For further information regarding security characteristics, see the Portfolio of Investments

Of the Level 1 investments presented above, equity investments amounting to $15,634,271 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS Global Equity Series

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$38,395,051

Gross unrealized appreciation	$6,059,671
Gross unrealized depreciation	(4,226,306)

Net unrealized appreciation (depreciation)	$1,833,365

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	493,239	4,131,418	(4,623,914)	743

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$371	$743

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United States	44.8%
Switzerland	10.8%
United Kingdom	9.8%
France	9.2%
Germany	7.0%
Netherlands	6.1%
Japan	5.0%
Canada	1.7%
Sweden	1.3%
Other Countries	4.3%

4

MFS® High Income Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - 91.2%
Aerospace - 1.7%
Alliant Techsystems, Inc., 6.875%, 2020	$645,000	$655,482
BE Aerospace, Inc., 8.5%, 2018	1,010,000	1,100,900
BE Aerospace, Inc., 6.875%, 2020	390,000	397,800
Bombardier, Inc., 7.5%, 2018 (n)	1,925,000	2,069,375
Bombardier, Inc., 7.45%, 2034 (n)	250,000	237,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,465,000	1,129,881
Oshkosh Corp., 8.25%, 2017	160,000	172,000
Oshkosh Corp., 8.5%, 2020	555,000	600,788

		$6,363,726

Airlines - 0.2%
American Airlines Pass-Through Trust, 7.377%, 2019	$774,717	$708,866
Continental Airlines, Inc., 6.748%, 2018	84,884	82,337

		$791,203

Apparel Manufacturers - 0.6%
Hanesbrands, Inc., 8%, 2016	$990,000	$1,045,688
Phillips-Van Heusen Corp., 7.375%, 2020	1,105,000	1,164,394

		$2,210,082

Asset-Backed & Securitized - 0.7%
Airlie LCDO Ltd., CDO, FRN,
2.19%, 2011 (a)(p)(z)	$726,192	$290,477
Anthracite Ltd., CDO, 6%, 2037 (z)	290,000	14,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.817%, 2038 (z)	586,406	29,320
ARCap REIT, Inc., CDO, “H”, 6.085%, 2045 (z)	906,493	54,390
Babson Ltd., CLO, “D”, FRN, 2.025%, 2018 (n)	655,000	404,463
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	985,952	216,282
Crest Ltd., CDO, 7%, 2040	861,059	43,053
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)	1,045,170	20,903
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.797%, 2050 (z)	506,024	10,120
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	750,000	733,928
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.259%, 2051	750,000	226,623
Merrill Lynch Mortgage Trust, FRN, ‘B”, 6.019%, 2050	750,000	240,947
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	408,000	332,313
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	579,683	107,857
Wachovia Credit, CDO, FRN, 1.639%, 2026 (z)	372,000	14,880

		$2,740,056

Automotive - 2.7%
Accuride Corp., 9.5%, 2018 (n)	$1,010,000	$1,060,500
Allison Transmission, Inc., 11%, 2015 (n)	1,395,000	1,513,575
Ford Motor Credit Co. LLC, 12%, 2015	5,548,000	6,987,523
General Motors Corp., 7.125%, 2013 (d)	1,465,000	472,463
Goodyear Tire & Rubber Co., 10.5%, 2016	210,000	237,825

		$10,271,886

Basic Industry - 0.3%
TriMas Corp., 9.75%, 2017 (n)	$1,050,000	$1,128,750

Biotechnology - 0.1%
UHS Escrow Corp., 7%, 2018 (z)	$210,000	$216,825

Broadcasting - 4.7%
Allbritton Communications Co., 8%, 2018	$610,000	$611,525
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	1,073,343	548,926
Entravision Communications Corp., 8.75%, 2017 (n)	300,000	306,000
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,410,000	1,473,450
Intelsat Jackson Holdings Ltd., 9.5%, 2016	3,725,000	3,971,781
Intelsat Jackson Holdings Ltd., 7.25%, 2020 (z)	735,000	738,675
Lamar Media Corp., 6.625%, 2015	1,460,000	1,494,675
Lamar Media Corp., “C”, 6.625%, 2015	345,000	349,313
LBI Media, Inc., 8.5%, 2017 (z)	645,000	548,250
Local TV Finance LLC, 10%, 2015 (p)(z)	1,251,340	1,066,072
Newport Television LLC, 13%, 2017 (n)(p)	444,619	383,422
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	1,347,629	1,295,596
Nexstar Broadcasting Group, Inc., 7%, 2014	444,000	438,450
Salem Communications Corp., 9.625%, 2016	348,000	369,750
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	585,000	627,413
Sinclair Broadcast Group, Inc., 8.375%, 2018 (z)	195,000	196,463
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,095,000	1,163,438
Univision Communications, Inc., 12%, 2014 (n)	705,000	771,094
Univision Communications, Inc., 9.75%, 2015 (n)(p)	1,571,031	1,495,098
Young Broadcasting, Inc., 8.75%, 2014 (d)	545,000	0

		$17,849,391

Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 7.875%, 2015	$430,000	$420,325
E*TRADE Financial Corp., 12.5%, 2017	550,000	627,000

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Brokerage & Asset Managers - continued
Janus Capital Group, Inc., 6.95%, 2017		$1,655,000	$1,728,841
Nuveen Investments, Inc., 10.5%, 2015		380,000	377,625

			$3,153,791

Building - 1.7%
Associated Materials, Inc., 11.25%, 2014		$780,000	$815,100
Building Materials Holding Corp., 6.875%, 2018 (n)		490,000	481,425
Building Materials Holding Corp., 7%, 2020 (n)		480,000	492,000
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	660,000	846,219
Masco Corp., 7.125%, 2020		$520,000	532,697
Nortek, Inc., 11%, 2013		1,602,755	1,702,927
Owens Corning, 9%, 2019		905,000	1,070,525
Ply Gem Industries, Inc., 11.75%, 2013		730,000	781,100

			$6,721,993

Business Services - 1.8%
First Data Corp., 9.875%, 2015		$1,065,000	$870,638
Interactive Data Corp., 10.25%, 2018 (n)		725,000	775,750
Iron Mountain, Inc., 6.625%, 2016		1,765,000	1,773,825
Iron Mountain, Inc., 8.375%, 2021		285,000	308,156
SunGard Data Systems, Inc., 9.125%, 2013		1,435,000	1,465,494
SunGard Data Systems, Inc., 10.25%, 2015		1,210,000	1,273,525
Terremark Worldwide, Inc., 12%, 2017		225,000	257,063

			$6,724,451

Cable TV - 3.4%
Cablevision Systems Corp., 8.625%, 2017		$750,000	$825,000
CCH II LLC, 13.5%, 2016		320,000	380,000
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		305,000	316,438
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		205,000	217,300
Charter Communications Operating LLC, 10.875%, 2014 (n)		2,035,000	2,304,638
CSC Holdings LLC, 8.5%, 2014		1,575,000	1,734,469
CSC Holdings LLC, 8.5%, 2015		510,000	557,175
EchoStar Corp., 7.125%, 2016		1,400,000	1,471,750
Insight Communications Co., Inc., 9.375%, 2018 (n)		680,000	722,500
Mediacom LLC, 9.125%, 2019		1,065,000	1,102,275
Videotron LTEE, 6.875%, 2014		615,000	624,225
Virgin Media Finance PLC, 9.125%, 2016		2,025,000	2,166,750
Virgin Media Finance PLC, 9.5%, 2016		410,000	463,300

			$12,885,820

Chemicals - 3.1%
Ashland, Inc., 9.125%, 2017		$1,715,000	$1,963,675
Celanese U.S. Holdings LLC, 6.625%, 2018 (z)		705,000	720,863
Hexion Specialty Chemicals, Inc., 8.875%, 2018		1,720,000	1,685,600
Huntsman International LLC, 8.625%, 2021 (z)		1,670,000	1,728,450
Lumena Resources Corp., 12%, 2014 (n)		539,000	509,355
Lyondell Chemical Co., 11%, 2018		1,274,755	1,410,198
Momentive Performance Materials, Inc., 12.5%, 2014		1,240,000	1,401,200
Momentive Performance Materials, Inc., 11.5%, 2016		450,000	450,000
Rhodia S.A., 6.875%, 2020 (z)		335,000	341,700
Solutia, Inc., 7.875%, 2020		1,400,000	1,496,250

			$11,707,291

Computer Software - Systems - 0.4%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		$1,545,000	$1,657,013

Conglomerates - 0.4%
Amsted Industries, Inc., 8.125%, 2018 (n)		$1,055,000	$1,098,519
Pinafore LLC, 9%, 2018 (z)		390,000	409,500

			$1,508,019

Consumer Products - 1.4%
ACCO Brands Corp., 10.625%, 2015		$150,000	$167,625
ACCO Brands Corp., 7.625%, 2015		525,000	504,000
Central Garden & Pet Co., 8.25%, 2018		750,000	765,938
Easton-Bell Sports, Inc., 9.75%, 2016		590,000	640,888
Jarden Corp., 7.5%, 2017		1,295,000	1,340,325
Libbey Glass, Inc., 10%, 2015 (n)		895,000	962,125
NBTY, Inc., 9%, 2018 (z)		145,000	152,250
Visant Corp., 10%, 2017 (z)		965,000	1,008,425

			$5,541,576

Consumer Services - 1.8%
KAR Holdings, Inc., 10%, 2015		$1,490,000	$1,564,500
KAR Holdings, Inc., FRN, 4.465%, 2014		555,000	513,375
Service Corp. International, 7.375%, 2014		1,480,000	1,620,600
Service Corp. International, 7%, 2017		1,640,000	1,734,300
Ticketmaster Entertainment, Inc., 10.75%, 2016		1,310,000	1,434,450

			$6,867,225

Containers - 1.2%
Graham Packaging Holdings Co., 9.875%, 2014		$1,975,000	$2,049,063
Graham Packaging Holdings Co., 8.25%, 2018 (z)		195,000	198,169
Greif, Inc., 6.75%, 2017		1,070,000	1,103,438
Owens-Illinois, Inc., 7.375%, 2016		650,000	699,563

2

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Containers - continued
Reynolds Group, 7.75%, 2016 (n)	$475,000	$483,313

		$4,533,546

Defense Electronics - 0.3%
ManTech International Corp., 7.25%, 2018	$740,000	$767,750
MOOG, Inc., 7.25%, 2018	510,000	517,650

		$1,285,400

Electronics - 0.9%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$535,000	$569,775
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	720,000	748,800
Jabil Circuit, Inc., 7.75%, 2016	1,045,000	1,145,581
NXP B.V., 7.875%, 2014	885,000	915,975
NXP B.V., 9.75%, 2018 (n)	108,000	115,020

		$3,495,151

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.677%, 2012	$267,200	$242,305

Energy - Independent - 6.1%
Anadarko Petroleum Corp., 5.95%, 2016	$715,000	$780,729
Anadarko Petroleum Corp., 6.375%, 2017	110,000	121,215
Anadarko Petroleum Corp., 8.7%, 2019	520,000	632,353
Harvest Operations Corp., 6.875%, 2017 (z)	340,000	347,650
Hilcorp Energy I LP, 9%, 2016 (n)	1,600,000	1,660,000
Linn Energy LLC, 7.75%, 2021 (z)	791,000	797,921
Newfield Exploration Co., 6.625%, 2014	795,000	812,888
Newfield Exploration Co., 6.625%, 2016	855,000	889,200
OPTI Canada, Inc., 9.75%, 2013 (n)	830,000	842,450
OPTI Canada, Inc., 8.25%, 2014	1,400,000	1,064,000
Penn Virginia Corp., 10.375%, 2016	1,430,000	1,565,850
Petrohawk Energy Corp., 10.5%, 2014	810,000	917,325
Pioneer Natural Resources Co., 6.875%, 2018	1,080,000	1,155,938
Pioneer Natural Resources Co., 7.5%, 2020	2,195,000	2,415,374
Plains Exploration & Production Co., 7%, 2017	2,490,000	2,552,250
QEP Resources, Inc., 6.875%, 2021	700,000	757,750
Quicksilver Resources, Inc., 8.25%, 2015	1,025,000	1,081,375
Quicksilver Resources, Inc., 9.125%, 2019	595,000	652,269
Range Resources Corp., 8%, 2019	1,145,000	1,250,913
Range Resources Corp., 6.75%, 2020	785,000	816,400
SandRidge Energy, Inc., 8%, 2018 (n)	1,685,000	1,642,875
Southwestern Energy Co., 7.5%, 2018	635,000	717,550

		$23,474,275

Entertainment - 1.1%
AMC Entertainment, Inc., 11%, 2016	$2,035,000	$2,172,363
AMC Entertainment, Inc., 8.75%, 2019	1,010,000	1,064,288
Cinemark USA, Inc., 8.625%, 2019	790,000	841,350

		$4,078,001

Financial Institutions - 4.2%
CIT Group, Inc., 7%, 2014	$1,345,000	$1,341,638
CIT Group, Inc., 7%, 2017	3,185,000	3,117,319
CIT Group, Inc., 10.25%, 2017	1,705,000	1,764,675
GMAC, Inc., 6.75%, 2014	2,860,000	2,979,763
GMAC, Inc., 8%, 2031	2,254,000	2,417,415
International Lease Finance Corp., 5.625%, 2013	1,030,000	1,010,688
International Lease Finance Corp., 8.75%, 2017 (n)	1,710,000	1,833,975
International Lease Finance Corp., 7.125%, 2018 (n)	708,000	762,870
Nationstar Mortgage LLC, 10.875%, 2015 (z)	475,000	397,813
SLM Corp., 8%, 2020	415,000	411,816

		$16,037,972

Food & Beverages - 2.3%
ARAMARK Corp., 8.5%, 2015	$1,355,000	$1,409,200
B&G Foods, Inc., 7.625%, 2018	750,000	780,938
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	1,165,000	1,252,375
Constellation Brands, Inc., 7.25%, 2016	550,000	585,063
Del Monte Foods Co., 6.75%, 2015	1,425,000	1,473,094
Pinnacle Foods Finance LLC, 9.25%, 2015	1,335,000	1,388,400
Smithfield Foods, Inc., 7.75%, 2017	555,000	562,631
TreeHouse Foods, Inc., 7.75%, 2018	1,120,000	1,204,000

		$8,655,701

Forest & Paper Products - 2.4%
Boise, Inc., 8%, 2020	$1,065,000	$1,102,275
Cascades, Inc., 7.75%, 2017	695,000	724,538
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,185,000	1,254,619
Georgia-Pacific Corp., 8%, 2024	2,050,000	2,301,125
Georgia-Pacific Corp., 7.25%, 2028	320,000	328,800
Graphic Packaging Holding Co., 7.875%, 2018	195,000	200,363
JSG Funding PLC, 7.75%, 2015	215,000	217,150

3

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Forest & Paper Products - continued
Millar Western Forest Products Ltd., 7.75%, 2013	$1,555,000	$1,387,838
Sappi Papier Holding GmbH, 6.75%, 2012 (z)	525,000	529,136
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR 715,000	1,018,587

		$9,064,431

Gaming & Lodging - 4.5%
Ameristar Casinos, Inc., 9.25%, 2014	$865,000	$923,388
Firekeepers Development Authority, 13.875%, 2015 (n)	640,000	745,600
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	1,190,000	179
Gaylord Entertainment Co., 6.75%, 2014	1,660,000	1,626,800
GWR Operating Partnership LLP, 10.875%, 2017 (n)	770,000	783,475
Harrah’s Operating Co., Inc., 11.25%, 2017	1,510,000	1,653,450
Harrah’s Operating Co., Inc., 10%, 2018	461,000	368,800
Harrah’s Operating Co., Inc., 10%, 2018	612,000	488,835
Host Hotels & Resorts, Inc., 6.75%, 2016	1,270,000	1,316,038
Host Hotels & Resorts, Inc., 9%, 2017	1,625,000	1,813,906
MGM Mirage, 10.375%, 2014	195,000	216,938
MGM Mirage, 11.125%, 2017	485,000	552,294
MGM Mirage, 9%, 2020 (n)	1,020,000	1,073,550
MGM Resorts International, 11.375%, 2018	835,000	795,338
Penn National Gaming, Inc., 8.75%, 2019	1,085,000	1,152,813
Pinnacle Entertainment, Inc., 7.5%, 2015	515,000	498,263
Royal Caribbean Cruises Ltd., 11.875%, 2015	465,000	563,813
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	580,000	623,500
Station Casinos, Inc., 6%, 2012 (d)	1,343,000	228
Station Casinos, Inc., 6.5%, 2014 (d)	2,175,000	218
Station Casinos, Inc., 6.875%, 2016 (d)	2,540,000	4,064
Station Casinos, Inc., 7.75%, 2016 (d)	472,000	47
Wyndham Worldwide Corp., 6%, 2016	730,000	761,554
Wyndham Worldwide Corp., 7.375%, 2020	520,000	555,749
Wynn Las Vegas LLC, 7.75%, 2020 (n)	490,000	516,950

		$17,035,790

General Merchandise - 0.1%
Sears Holding Corp., 6.625%, 2018 (z)	$195,000	$195,000

Industrial - 1.4%
Altra Holdings, Inc., 8.125%, 2016	$710,000	$738,400
Baldor Electric Co., 8.625%, 2017	1,785,000	1,909,950
Diversey, Inc., 8.25%, 2019	725,000	775,750
Great Lakes Dredge & Dock Corp., 7.75%, 2013	860,000	864,300
Mueller Water Products, Inc., 7.375%, 2017	445,000	392,713
Mueller Water Products, Inc., 8.75%, 2020 (n)	554,000	581,700

		$5,262,813

Insurance - 1.9%
American International Group, Inc., 8.175% to 2038, FRN to 2068	$3,310,000	$3,310,000
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,745,000	1,566,138
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,900,000	2,242,000

		$7,118,138

Insurance - Property & Casualty - 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$1,625,000	$1,917,500
USI Holdings Corp., 9.75%, 2015 (z)	1,075,000	1,042,750
XL Group PLC, 6.5% to 2017, FRN to 2049	1,285,000	1,060,125
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	980,000	931,000

		$4,951,375

Machinery & Tools - 0.7%
Case Corp., 7.25%, 2016	$545,000	$580,425
Case New Holland, Inc., 7.875%, 2017 (n)	1,520,000	1,651,100
Rental Service Corp., 9.5%, 2014	645,000	668,381

		$2,899,906

Major Banks - 2.0%
Bank of America Corp., 8% to 2018, FRN to 2049	$2,330,000	$2,403,488
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	2,460,000	2,636,210
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	2,320,000	2,221,362
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	530,000	429,300

		$7,690,360

Medical & Health Technology & Services - 7.3%
Biomet, Inc., 10%, 2017	$835,000	$921,631
Biomet, Inc., 11.625%, 2017	1,585,000	1,765,294
Community Health Systems, Inc., 8.875%, 2015	2,245,000	2,385,313
Cooper Cos., Inc., 7.125%, 2015	805,000	813,050
DaVita, Inc., 6.625%, 2013	370,000	376,013
DaVita, Inc., 7.25%, 2015	1,140,000	1,183,463
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	865,000	986,100

4

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
HCA, Inc., 9.25%, 2016	$4,760,000	$5,152,700
HCA, Inc., 8.5%, 2019	1,515,000	1,689,225
HealthSouth Corp., 8.125%, 2020	1,825,000	1,898,000
Psychiatric Solutions, Inc., 7.75%, 2015	415,000	431,600
Psychiatric Solutions, Inc., 7.75%, 2015	605,000	629,200
Tenet Healthcare Corp., 9.25%, 2015	1,745,000	1,873,694
Tenet Healthcare Corp., 8%, 2020 (n)	390,000	389,025
U.S. Oncology, Inc., 10.75%, 2014	995,000	1,034,800
United Surgical Partners International, Inc., 8.875%, 2017	1,315,000	1,344,588
United Surgical Partners International, Inc., 9.25%, 2017 (p)	495,000	509,850
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,630,000	1,640,188
Universal Hospital Services, Inc., FRN, 4.133%, 2015	310,000	266,600
Vanguard Health Systems, Inc., 8%, 2018	1,170,000	1,187,550
VWR Funding, Inc., 10.25%, 2015 (p)	1,277,937	1,325,860

		$27,803,744

Metals & Mining - 2.2%
Arch Coal, Inc., 7.25%, 2020	$490,000	$517,563
Arch Western Finance LLC, 6.75%, 2013	512,000	517,760
Cloud Peak Energy, Inc., 8.25%, 2017	1,015,000	1,072,094
Cloud Peak Energy, Inc., 8.5%, 2019	1,050,000	1,126,125
CONSOL Energy, Inc., 8%, 2017 (n)	765,000	828,113
CONSOL Energy, Inc., 8.25%, 2020 (n)	510,000	557,175
FMG Finance Ltd., 10.625%, 2016 (n)	1,200,000	1,477,500
Peabody Energy Corp., 5.875%, 2016	225,000	228,375
Peabody Energy Corp., 7.375%, 2016	1,040,000	1,133,600
Teck Resources Ltd., 10.25%, 2016	172,000	208,980
U.S. Steel Corp., 7.375%, 2020	780,000	813,150

		$8,480,435

Natural Gas - Distribution - 1.2%
AmeriGas Partners LP, 7.125%, 2016	$1,380,000	$1,438,650
Ferrellgas Partners LP, 8.625%, 2020	1,080,000	1,158,300
Inergy LP, 6.875%, 2014	995,000	1,014,900
Inergy LP, 7%, 2018 (z)	935,000	958,375

		$4,570,225

Natural Gas - Pipeline - 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$805,000	$813,050
Atlas Pipeline Partners LP, 8.75%, 2018	940,000	961,150
Crosstex Energy, Inc., 8.875%, 2018	1,145,000	1,199,388
El Paso Corp., 8.25%, 2016	950,000	1,056,875
El Paso Corp., 7%, 2017	1,485,000	1,576,871
El Paso Corp., 7.75%, 2032	535,000	555,522
Energy Transfer Equity LP, 7.5%, 2020	875,000	920,938
Enterprise Products Partners LP, FRN, 8.375%, 2066	750,000	782,813
Enterprise Products Partners LP, FRN, 7.034%, 2068	391,000	389,045
MarkWest Energy Partners LP, 6.875%, 2014	980,000	991,025
MarkWest Energy Partners LP, 8.75%, 2018	265,000	286,200

		$9,532,877

Network & Telecom - 2.8%
Cincinnati Bell, Inc., 8.25%, 2017	$315,000	$318,150
Cincinnati Bell, Inc., 8.75%, 2018	1,255,000	1,223,625
Citizens Communications Co., 9%, 2031	440,000	469,150
Frontier Communications Corp., 8.25%, 2017	295,000	322,656
Frontier Communications Corp., 8.5%, 2020	1,145,000	1,263,794
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,605,000	1,705,313
Qwest Communications International, Inc., 8%, 2015	505,000	546,663
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,050,000	1,102,500
Qwest Corp., 8.375%, 2016	448,000	529,760
Windstream Corp., 8.625%, 2016	2,390,000	2,527,425
Windstream Corp., 8.125%, 2018 (n)	215,000	222,525
Windstream Corp., 7.75%, 2020 (z)	580,000	584,350

		$10,815,911

Oil Services - 1.0%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$820,000	$824,100
Basic Energy Services, Inc., 7.125%, 2016	410,000	371,050
Edgen Murray II, LP, 12.25%, 2015	435,000	314,288
Expro Finance Luxembourg, 8.5%, 2016 (n)	1,155,000	1,100,138
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	565,000	497,200
Pioneer Drilling Co., 9.875%, 2018 (n)	855,000	874,238

		$3,981,014

5

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$785,000	$714,350

Other Banks & Diversified Financials - 1.9%
Capital One Financial Corp., 10.25%, 2039	$1,345,000	$1,455,963
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	2,115,000	2,220,750
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	710,000	817,267
LBG Capital No.1 PLC, 7.875%, 2020 (n)	1,115,000	1,098,275
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,425,000	1,551,070

		$7,143,325

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (z)	$350,000	$357,000
Valeant Pharmaceuticals International, Inc., 7%, 2020 (z)	100,000	102,250

		$459,250

Printing & Publishing - 1.2%
American Media Operations, Inc., 9%, 2013 (p)(z)	$90,184	$88,561
American Media Operations, Inc., 14%, 2013 (p)(z)	988,409	606,416
Nielsen Finance LLC, 10%, 2014	2,024,000	2,127,730
Nielsen Finance LLC, 11.5%, 2016	770,000	873,950
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	326,000	326,408
Nielsen Finance LLC, 7.75%, 2018 (z)	480,000	476,482

		$4,499,547

Railroad & Shipping - 0.5%
Kansas City Southern Railway, 8%, 2015	$1,825,000	$1,964,156

Real Estate - 0.5%
CB Richard Ellis Group, Inc., 11.625%, 2017	$400,000	$463,000
Developers Diversified Realty Corp., REIT, 7.875%, 2020	500,000	518,079
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	850,000	859,563

		$1,840,642

Retailers - 3.1%
Couche-Tard, Inc., 7.5%, 2013	$340,000	$345,100
Express LLC/Express Finance Corp., 8.75%, 2018	665,000	701,575
Limited Brands, Inc., 6.9%, 2017	760,000	805,600
Limited Brands, Inc., 6.95%, 2033	430,000	393,450
Macy’s, Inc., 5.75%, 2014	795,000	842,700
Macy’s, Inc., 5.9%, 2016	1,285,000	1,368,525
Neiman Marcus Group, Inc., 10.375%, 2015	1,365,000	1,433,250
QVC, Inc., 7.375%, 2020 (n)	870,000	900,450
Sally Beauty Holdings, Inc., 10.5%, 2016	1,585,000	1,735,575
Toys “R” Us, Inc., 10.75%, 2017	1,260,000	1,423,800
Toys “R” Us, Inc., 8.5%, 2017 (n)	1,790,000	1,892,925

		$11,842,950

Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$735,000	$798,394
Payless ShoeSource, Inc., 8.25%, 2013	982,000	996,730

		$1,795,124

Telecommunications - Wireless - 4.8%
Clearwire Corp., 12%, 2015 (n)	$1,655,000	$1,783,263
Cricket Communications, Inc., 7.75%, 2016	790,000	838,388
Crown Castle International Corp., 9%, 2015	1,120,000	1,234,800
Crown Castle International Corp., 7.75%, 2017 (n)	475,000	524,875
Crown Castle International Corp., 7.125%, 2019	1,190,000	1,267,350
Digicel Group Ltd., 12%, 2014 (n)	200,000	233,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,155,000	1,212,750
Digicel Group Ltd., 10.5%, 2018 (n)	930,000	1,020,675
MetroPCS Wireless, Inc., 9.25%, 2014	525,000	549,938
MetroPCS Wireless, Inc., 7.875%, 2018	490,000	504,700
Nextel Communications, Inc., 6.875%, 2013	805,000	810,031
NII Holdings, Inc., 10%, 2016	975,000	1,109,063
SBA Communications Corp., 8%, 2016	390,000	419,250
SBA Communications Corp., 8.25%, 2019	330,000	363,000
Sprint Capital Corp., 6.875%, 2028	545,000	498,675
Sprint Nextel Corp., 8.375%, 2017	1,455,000	1,578,675
Sprint Nextel Corp., 8.75%, 2032	2,335,000	2,451,750
Wind Acquisition Finance S.A., 12%, 2015 (n)	1,985,000	2,101,619

		$18,501,802

Telephone Services - 0.3%
Frontier Communications Corp., 8.125%, 2018	$1,205,000	$1,316,463

Tobacco - 0.2%
Alliance One International, Inc., 10%, 2016	$645,000	$698,213

Transportation - Services - 1.3%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$265,000	$270,963
Commercial Barge Line Co., 12.5%, 2017	1,740,000	1,914,000
Hertz Corp., 8.875%, 2014	2,100,000	2,155,125

6

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS High Income Series

Issuer			Shares/Par	Value ($)
BONDS - continued
Transportation - Services - continued
Hertz Corp., 7.5%, 2018 (z)			$740,000	$740,000

				$5,080,088

Utilities - Electric Power - 3.3%
AES Corp., 8%, 2017			$2,805,000	$3,029,400
Calpine Corp., 8%, 2016 (n)			1,080,000	1,155,600
Calpine Corp., 7.875%, 2020 (n)			430,000	441,825
Dynegy Holdings, Inc., 7.75%, 2019			2,120,000	1,452,200
Edison Mission Energy, 7%, 2017			2,010,000	1,452,225
Energy Future Holdings Corp., 10%, 2020 (n)			1,315,000	1,305,479
Energy Future Holdings Corp., 10%, 2020			910,000	903,098
Mirant North America LLC, 7.375%, 2013			405,000	417,150
NRG Energy, Inc., 7.375%, 2016			1,755,000	1,805,456
Texas Competitive Electric Holdings LLC, 10.25%, 2015			1,275,000	835,125

				$12,797,558

Total Bonds				$348,196,936

FLOATING RATE LOANS (g)(r) - 2.0%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014			$586,297	$580,801

Automotive - 0.8%
Ford Motor Co., Term Loan B-1, 3.03%, 2013			$3,157,292	$3,093,654

Broadcasting - 0.2%
Gray Television, Inc., Term Loan B, 3.76%, 2014			$344,361	$329,726
Local TV Finance LLC, Term Loan B, 2.29%, 2013			100,410	91,707
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015			363,559	361,741

				$783,174

Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.3%, 2013			$68,969	$61,182
Realogy Corp., Term Loan, 3.25%, 2013			505,978	448,844

				$510,026

Financial Institutions - 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015			$190,230	$190,943

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$1,652,645	$28,921
MGM Mirage, Term Loan, 7%, 2014			736,684	628,115

				$657,036

Utilities - Electric Power - 0.5%
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 2, 2014 (o)			$2,282,459	$1,770,175

Total Floating Rate Loans				$7,585,809

COMMON STOCKS - 0.6%
Automotive - 0.1%
Accuride Corp. (a)			163,927	$180,319
Oxford Automotive, Inc. (a)			82	0

				$180,319

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)			163	$317,850

Chemicals - 0.2%
LyondellBasell Industries N.V., “A” (a)			9,185	$219,522
LyondellBasell Industries N.V., “B” (a)			26,237	625,752

				$845,274

Construction - 0.1%
Nortek, Inc. (a)			8,495	$331,730

Gaming & Lodging - 0.1%
Ameristar Casinos, Inc.			13,200	$230,340

Printing & Publishing - 0.0%
American Media, Inc. (a)			15,806	$96,731

Golden Books Family Entertainment, Inc. (a)			2,125	0
Quad/Graphics, Inc. (a)			1,079	50,411
Supermedia, Inc. (a)			1,010	10,676

				$157,818

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			676	$26,364

Total Common Stocks				$2,089,695

PREFERRED STOCKS - 0.1%
Other Banks & Diversified Financials - 0.1%
Citigroup Capital XIII, 7.875%			8,825	$220,625

	Strike Price	First Exercise
WARRANTS - 0.2%
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	443	$863,850

CONVERTIBLE BONDS - 0.1%
Automotive - 0.1%
Accuride Corp., 7.5%, 2020			$227,317	$551,601

7

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS High Income Series

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
CALL OPTIONS PURCHASED - 0.0%
S&P 500 Index - December 2010 @ $1,200	60	$104,400

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 3.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	12,968,192	$12,968,192

Total Investments		$372,581,108

OTHER ASSETS, LESS LIABILITIES - 2.4%		9,042,502

NET ASSETS - 100.0%		$381,623,610

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $71,514,699, representing 18.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 2.19%, 2011	10/13/06	$713,874	$290,477
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/10	66,993	88,561
American Media Operations, Inc., 14%, 2013	1/29/09 - 5/01/10	651,387	606,416
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	258,021	270,963
Anthracite Ltd., CDO, 6%, 2037	5/14/02	255,624	14,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.817%, 2038	12/20/05	586,406	29,320
ARCap REIT, Inc., CDO, “H”, 6.085%, 2045	9/21/04	794,774	54,390
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/15/10	1,076,733	548,926
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	4/12/06	993,742	20,903
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.797%, 2050	4/12/06	506,024	10,120
Celanese U.S. Holdings LLC, 6.625%, 2018	9/15/10 - 9/24/10	710,696	720,863
Graham Packaging Holdings Co., 8.25%, 2018	9/16/10	195,000	198,169
Harvest Operations Corp., 6.875%, 2017	9/24/10	337,685	347,650
Hertz Corp., 7.5%, 2018	9/16/10 - 9/17/10	742,106	740,000
Huntsman International LLC, 8.625%, 2021	9/14/10 - 9/29/10	1,715,922	1,728,450
Inergy LP, 7%, 2018	9/13/10	935,000	958,375
Intelsat Jackson Holdings Ltd., 7.25%, 2020	9/16/10	735,000	738,675
LBI Media, Inc., 8.5%, 2017	7/18/07	636,819	548,250
Linn Energy LLC, 7.75%, 2021	9/08/10	777,311	797,921
Local TV Finance LLC, 10%, 2015	11/13/07 - 5/31/10	1,225,184	1,066,072
NBTY, Inc., 9%, 2018	9/22/10	145,000	152,250
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	462,771	397,813
Nielsen Finance LLC, 7.75%, 2018	10/15/18	476,482	476,482
Pinafore LLC, 9%, 2018	9/21/10	390,000	409,500
Rhodia S.A., 6.875%, 2020	9/22/10	335,000	341,700
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 - 8/02/10	528,377	529,136
Sears Holding Corp., 6.625%, 2018	10/15/18	195,000	195,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	9/21/10	192,206	196,463
UHS Escrow Corp., 7%, 2018	9/15/10	210,000	216,825
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	1,083,102	1,042,750
Valeant Pharmaceuticals International, Inc., 6.75%, 2017	9/21/10 - 9/23/10	351,062	357,000

8

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS High Income Series

Valeant Pharmaceuticals International, Inc., 7%, 2020	9/21/10	$99,375	$102,250
Visant Corp., 10%, 2017	9/17/10	965,000	1,008,425
Wachovia Credit, CDO, FRN, 1.639%, 2026	6/08/06	372,000	14,880
Windstream Corp., 7.75%, 2020	9/22/10	580,000	584,350

Total Restricted Securities			$15,803,825
% of Net Assets			4.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR     Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS High Income Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

10

MFS High Income Series

Supplemental Information (Unaudited) 9/30/10 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$576,146	$1,760,419	$96,731	$2,433,296
Netherlands	845,274	—	—	845,274
Non-U.S. Sovereign Debt	—	242,305	—	242,305
Corporate Bonds	—	299,266,477	—	299,266,477
Residential Mortgage-Backed Securities	—	29,320	—	29,320
Commercial Mortgage-Backed Securities	—	1,857,950	—	1,857,950
Asset-Backed Securities (including CDOs)	—	562,309	290,477	852,786
Foreign Bonds	—	46,499,699	—	46,499,699
Floating Rate Loans	—	7,585,809	—	7,585,809
Mutual Funds	12,968,192	—	—	12,968,192

Total Investments	$14,389,612	$357,804,288	$387,208	$372,581,108

Other Financial Instruments
Futures	$11,313	$—	$—	$11,313
Forward Currency Contracts		(119,195)		(119,195)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Total
Balance as of 12/31/09	$45,362	$349,798	$395,160
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	51,369	(59,321)	(7,952)
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 9/30/10	$96,731	$290,477	$387,208

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at September 30, 2010 is $(7,952).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$368,419,069

Gross unrealized appreciation	$24,734,922
Gross unrealized depreciation	(20,572,883)

Net unrealized appreciation (depreciation)	$4,162,039

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

11

MFS High Income Series

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Derivative Contracts at 9/30/10

Forward Foreign Currency Exchange Contracts at 9/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	1,317,261	12/15/10	$1,675,569	$1,794,764	$(119,195)

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	49	$6,176,297	December-2010	$11,313

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,280,113	126,096,821	(119,408,742)	12,968,192

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,583	$12,968,192

12

MFS INVESTMENT MANAGEMENT

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.1%
Aerospace - 2.6%
Precision Castparts Corp.	10,790	$1,374,107
United Technologies Corp.	103,200	7,350,936

		$8,725,043

Alcoholic Beverages - 2.1%
Companhia de Bebidas das Americas, ADR	20,820	$2,577,100
Diageo PLC	253,200	4,359,359

		$6,936,459

Apparel Manufacturers - 2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	24,190	$3,548,328
NIKE, Inc., “B”	73,570	5,895,900

		$9,444,228

Broadcasting - 0.3%
Omnicom Group, Inc.	29,440	$1,162,291

Brokerage & Asset Managers - 5.3%
Charles Schwab Corp.	425,680	$5,916,952
CME Group, Inc.	20,030	5,216,813
Franklin Resources, Inc.	63,990	6,840,531

		$17,974,296

Business Services - 9.2%
Accenture Ltd., “A”	263,170	$11,182,093
Automatic Data Processing, Inc.	23,110	971,313
Dun & Bradstreet Corp.	126,610	9,386,865
MSCI, Inc., “A” (a)	139,410	4,629,806
Verisk Analytics, Inc., “A” (a)	118,890	3,330,109
Western Union Co.	88,000	1,554,960

		$31,055,146

Cable TV - 0.5%
DIRECTV, “A” (a)	37,200	$1,548,636

Chemicals - 0.9%
Monsanto Co.	65,470	$3,137,977

Computer Software - 6.1%
Autodesk, Inc. (a)	147,230	$4,706,943
Oracle Corp.	585,640	15,724,434

		$20,431,377

Computer Software - Systems - 7.7%
Apple, Inc. (a)	30,730	$8,719,638
EMC Corp. (a)	149,340	3,033,095
Hewlett-Packard Co.	143,810	6,050,087
International Business Machines Corp.	62,160	8,338,142

		$26,140,962

Consumer Products - 5.3%
Church & Dwight Co., Inc.	73,310	$4,760,751
Colgate-Palmolive Co.	115,080	8,845,049
Procter & Gamble Co.	69,363	4,159,699

		$17,765,499

Electrical Equipment - 4.1%
Danaher Corp.	300,510	$12,203,711
W.W. Grainger, Inc.	12,530	1,492,448

		$13,696,159

Electronics - 4.1%
Microchip Technology, Inc.	178,030	$5,599,044
Samsung Electronics Co. Ltd., GDR	4,612	1,581,916
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	672,066	6,814,749

		$13,995,709

Energy - Integrated - 2.1%
Chevron Corp.	34,270	$2,777,583
Exxon Mobil Corp.	44,850	2,771,282
Hess Corp.	28,960	1,712,115

		$7,260,980

Food & Beverages - 4.4%
Groupe Danone	77,883	$4,658,385
Mead Johnson Nutrition Co., “A”	31,690	1,803,478
PepsiCo, Inc.	126,570	8,409,311

		$14,871,174

Food & Drug Stores - 0.4%
CVS Caremark Corp.	43,263	$1,361,487

General Merchandise - 1.9%
Kohl’s Corp. (a)	53,900	$2,839,452
Target Corp.	66,710	3,564,982

		$6,404,434

Internet - 4.0%
eBay, Inc. (a)	97,080	$2,368,752
Google, Inc., “A” (a)	21,050	11,067,880

		$13,436,632

Major Banks - 3.2%
Bank of New York Mellon Corp.	238,598	$6,234,566
State Street Corp.	117,260	4,416,012

		$10,650,578

Medical & Health Technology & Services - 2.2%
Medco Health Solutions, Inc. (a)	23,620	$1,229,657
Patterson Cos., Inc.	177,280	5,079,072
VCA Antech, Inc. (a)	47,350	998,612

		$7,307,341

Medical Equipment - 9.1%
Becton, Dickinson & Co.	67,090	$4,971,369
DENTSPLY International, Inc.	226,370	7,237,049
Medtronic, Inc.	135,690	4,556,470
St. Jude Medical, Inc. (a)	44,840	1,764,006
Synthes, Inc.	26,230	3,032,339
Thermo Fisher Scientific, Inc. (a)	140,690	6,736,237
Waters Corp. (a)	35,100	2,484,378

		$30,781,848

Metals & Mining - 0.8%
BHP Billiton Ltd., ADR	35,030	$2,673,490

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - 4.6%
Cisco Systems, Inc. (a)	705,960	$15,460,524

Oil Services - 4.8%
National Oilwell Varco, Inc.	166,470	$7,402,921
Schlumberger Ltd.	144,980	8,932,218

		$16,335,139

Other Banks & Diversified Financials - 4.7%
MasterCard, Inc., “A”	43,260	$9,690,240
Visa, Inc., “A”	81,570	6,057,388

		$15,747,628

Pharmaceuticals - 3.6%
Abbott Laboratories	66,330	$3,465,079
Allergan, Inc.	32,570	2,166,882
Johnson & Johnson	104,340	6,464,906

		$12,096,867

Specialty Chemicals - 1.3%
Praxair, Inc.	48,840	$4,408,298

Specialty Stores - 1.0%
Staples, Inc.	163,505	$3,420,525

Total Common Stocks		$334,230,727

MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	3,815,170	$3,815,170

Total Investments		$338,045,897

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(727,620)

NET ASSETS - 100.0%		$337,318,277

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$334,230,727	$—	$—	$334,230,727
Mutual Funds	3,815,170	—	—	3,815,170

Total Investments	$338,045,897	$—	$—	$338,045,897

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$326,907,843

Gross unrealized appreciation	$28,441,581
Gross unrealized depreciation	(17,303,527)

Net unrealized appreciation (depreciation)	$11,138,054

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,930,477	41,903,207	(52,018,514)	3,815,170

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,870	$3,815,170

4

MFS INVESTMENT MANAGEMENT

MFS® Investors Trust Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited)

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Aerospace - 2.6%
Lockheed Martin Corp.	47,520	$3,387,226
United Technologies Corp.	177,310	12,629,791

		$16,017,017

Alcoholic Beverages - 2.2%
Diageo PLC	316,140	$5,443,000
Heineken N.V.	162,770	8,440,933

		$13,883,933

Apparel Manufacturers - 1.6%
NIKE, Inc., “B”	123,770	$9,918,928

Automotive - 0.9%
Bayerische Motoren Werke AG	76,620	$5,373,023

Biotechnology - 2.0%
Genzyme Corp. (a)	93,520	$6,620,281
Gilead Sciences, Inc. (a)	169,510	6,036,251

		$12,656,532

Broadcasting - 2.1%
Walt Disney Co.	403,290	$13,352,932

Brokerage & Asset Managers - 1.6%
Charles Schwab Corp.	292,350	$4,063,665
Franklin Resources, Inc.	58,690	6,273,961

		$10,337,626

Business Services - 1.3%
Accenture Ltd., “A”	189,250	$8,041,232

Chemicals - 2.2%
3M Co.	114,350	$9,915,289
Monsanto Co.	77,050	3,693,007

		$13,608,296

Computer Software - 3.8%
Adobe Systems, Inc. (a)	72,410	$1,893,522
Oracle Corp.	615,500	16,526,175
VeriSign, Inc. (a)	163,540	5,190,760

		$23,610,457

Computer Software - Systems - 6.7%
Apple, Inc. (a)	58,400	$16,571,000
EMC Corp. (a)	590,310	11,989,196
Hewlett-Packard Co.	196,830	8,280,638
International Business Machines Corp.	37,870	5,079,882

		$41,920,716

Construction - 0.9%
Sherwin-Williams Co.	78,690	$5,912,767

Consumer Products - 4.6%
Colgate-Palmolive Co.	89,120	$6,849,763
Procter & Gamble Co.	239,910	14,387,403
Reckitt Benckiser Group PLC	134,930	7,420,771

		$28,657,937

Electrical Equipment - 2.1%
Danaher Corp.	329,890	$13,396,833

Electronics - 2.4%
Intel Corp.	317,660	$6,108,602
Microchip Technology, Inc.	212,680	6,688,786
Samsung Electronics Co. Ltd., GDR	6,860	2,352,980

		$15,150,368

Energy - Independent - 3.2%
EOG Resources, Inc.	48,630	$4,521,131
Noble Energy, Inc.	75,090	5,638,508
Occidental Petroleum Corp.	79,360	6,213,888
QEP Resources, Inc.	132,430	3,991,440

		$20,364,967

Energy - Integrated - 3.8%
Chevron Corp.	143,890	$11,662,284
Exxon Mobil Corp.	84,320	5,210,133
Hess Corp.	117,860	6,967,883

		$23,840,300

Food & Beverages - 3.1%
General Mills, Inc.	144,170	$5,267,972
Nestle S.A.	104,740	5,579,951
PepsiCo, Inc.	129,431	8,599,396

		$19,447,319

Gaming & Lodging - 1.3%
Carnival Corp.	64,370	$2,459,578
International Game Technology	150,420	2,173,569
Ladbrokes PLC	695,692	1,466,621
Starwood Hotels & Resorts Worldwide, Inc.	36,510	1,918,600

		$8,018,368

General Merchandise - 3.6%
Kohl’s Corp. (a)	149,070	$7,853,008
Nordstrom, Inc.	78,140	2,906,808
Target Corp.	222,440	11,887,194

		$22,647,010

Insurance - 2.8%
Aflac, Inc.	157,990	$8,169,663
Aon Corp.	102,200	3,997,042
Travelers Cos., Inc.	103,690	5,402,249

		$17,568,954

Internet - 2.2%
Google, Inc., “A” (a)	25,990	$13,665,282

Major Banks - 11.4%
Bank of America Corp.	1,015,930	$13,318,842
Bank of New York Mellon Corp.	332,243	8,681,510
Goldman Sachs Group, Inc.	69,710	10,078,672
JPMorgan Chase & Co.	426,520	16,237,616
State Street Corp.	216,160	8,140,586
SunTrust Banks, Inc.	151,790	3,920,736
Wells Fargo & Co.	444,540	11,171,290

		$71,549,252

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 5.1%
Baxter International, Inc.	85,400	$4,074,434
Becton, Dickinson & Co.	99,340	7,361,094
Medtronic, Inc.	287,920	9,668,354
St. Jude Medical, Inc. (a)	187,600	7,380,184
Thermo Fisher Scientific, Inc. (a)	78,200	3,744,216

		$32,228,282

Natural Gas - Distribution - 0.4%
Questar Corp.	132,450	$2,321,848

Network & Telecom - 2.4%
Cisco Systems, Inc. (a)	691,622	$15,146,522

Oil Services - 3.6%
Halliburton Co.	209,660	$6,933,456
National Oilwell Varco, Inc.	122,480	5,446,686
Noble Corp.	116,350	3,931,466
Schlumberger Ltd.	97,140	5,984,795

		$22,296,403

Other Banks & Diversified Financials - 3.2%
American Express Co.	169,800	$7,136,694
MasterCard, Inc., “A”	33,750	7,560,000
Visa, Inc., “A”	76,640	5,691,286

		$20,387,980

Pharmaceuticals - 5.5%
Abbott Laboratories	259,250	$13,543,220
Johnson & Johnson	229,926	14,246,215
Teva Pharmaceutical Industries Ltd., ADR	123,020	6,489,305

		$34,278,740

Railroad & Shipping - 0.7%
Canadian National Railway Co.	71,120	$4,553,102

Specialty Chemicals - 2.7%
Linde AG	68,510	$8,917,477
Praxair, Inc.	86,320	7,791,243

		$16,708,720

Specialty Stores - 1.0%
Staples, Inc.	314,975	$6,589,277

Telephone Services - 2.1%
American Tower Corp., “A” (a)	131,770	$6,754,530
AT&T, Inc. (s)	230,450	6,590,870

		$13,345,400

Tobacco - 1.7%
Philip Morris International, Inc.	191,280	$10,715,506

Trucking - 0.5%
Expeditors International of Washington, Inc.	72,250	$3,340,117

Utilities - Electric Power - 2.2%
Alliant Energy Corp.	118,610	$4,311,473
American Electric Power Co., Inc.	110,980	4,020,805
Wisconsin Energy Corp.	96,740	5,591,572

		$13,923,850

Total Common Stocks		$624,775,796

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	3,142,546	$3,142,546

Total Investments		$627,918,342

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(26,798)

NET ASSETS - 100.0%		$627,891,544

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2010, the value of securities pledged amounted to $171,028. At September 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Trust Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$624,775,796	$—	$—	$624,775,796
Mutual Funds	3,142,546	—	—	3,142,546

Total Investments	$627,918,342	$—	$—	$627,918,342

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$593,511,743

Gross unrealized appreciation	$76,053,375
Gross unrealized depreciation	(41,646,776)

Net unrealized appreciation (depreciation)	$34,406,599

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Investors Trust Series

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	799,317	99,490,078	(97,146,849)	3,142,546

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,146	$3,142,546

4

MFS®
INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited)

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.0%
Aerospace - 1.7%
Goodrich Corp.	31,380	$2,313,643
Moog, Inc., “A” (a)	8,680	308,227

		$2,621,870

Airlines - 0.6%
Copa Holdings S.A., “A”	15,990	$862,021

Apparel Manufacturers - 0.6%
Phillips-Van Heusen Corp.	14,530	$874,125

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	29,650	$1,908,274
Gen-Probe, Inc. (a)	16,070	778,752
Human Genome Sciences, Inc. (a)	14,130	420,933

		$3,107,959

Broadcasting - 1.7%
Discovery Communications, Inc., “A” (a)	46,700	$2,033,785
Scripps Networks Interactive, Inc., “A”	9,550	454,389

		$2,488,174

Brokerage & Asset Managers - 3.1%
Affiliated Managers Group, Inc. (a)	22,200	$1,731,822
BM&F Bovespa S.A.	79,300	663,177
Evercore Partners, Inc.	13,190	377,366
GFI Group, Inc.	99,640	462,330
IntercontinentalExchange, Inc. (a)	8,300	869,176
Lazard Ltd.	14,250	499,890

		$4,603,761

Business Services - 6.4%
Cognizant Technology Solutions Corp., “A” (a)	27,730	$1,787,753
Concur Technologies, Inc. (a)	29,550	1,460,952
Constant Contact, Inc. (a)	30,680	657,472
CoStar Group, Inc. (a)	31,270	1,523,162
Gartner, Inc. (a)	16,270	478,989
MSCI, Inc., “A” (a)	52,490	1,743,193
Ultimate Software Group, Inc. (a)	5,880	227,203
Verisk Analytics, Inc., “A” (a)	57,700	1,616,177

		$9,494,901

Chemicals - 1.0%
Ecolab, Inc.	28,470	$1,444,568

Computer Software - 8.8%
Akamai Technologies, Inc. (a)	20,470	$1,027,185
ANSYS, Inc. (a)	15,360	648,960
Autodesk, Inc. (a)	58,190	1,860,334
Autonomy Corp. PLC (a)	41,580	1,184,215
Blackboard, Inc. (a)	25,300	911,812
Citrix Systems, Inc. (a)	14,180	967,643
Intuit, Inc. (a)	22,900	1,003,249
MicroStrategy, Inc., “A” (a)	11,160	966,568
Parametric Technology Corp. (a)	76,720	1,499,109
SuccessFactors, Inc. (a)	35,180	883,370
VeriSign, Inc. (a)(s)	71,130	2,257,666

		$13,210,111

Computer Software - Systems - 2.0%
MICROS Systems, Inc. (a)	51,480	$2,179,148
Verifone Systems, Inc. (a)	25,900	804,713

		$2,983,861

Construction - 1.9%
NVR, Inc. (a)	740	$479,172
Sherwin-Williams Co.	14,900	1,119,586
Stanley Black & Decker, Inc.	19,718	1,208,319

		$2,807,077

Consumer Products - 1.4%
Avon Products, Inc.	11,500	$369,265
Hypermarcas S.A. (a)	54,300	843,704
Natura Cosmeticos S.A.	34,070	916,185

		$2,129,154

Consumer Services - 3.2%
Anhanguera Educacional Participacoes S.A., IEU	49,900	$885,047
Capella Education Co. (a)	9,720	754,466
DeVry, Inc.	28,310	1,393,135
Monster Worldwide, Inc. (a)	50,300	651,888
Sotheby’s	28,750	1,058,575

		$4,743,111

Containers - 0.9%
Ball Corp.	23,220	$1,366,497

Electrical Equipment - 3.6%
AMETEK, Inc.	47,570	$2,272,419
Danaher Corp.	32,180	1,306,830
Mettler-Toledo International, Inc. (a)	5,500	684,420
Sensata Technologies Holding B.V. (a)	27,450	542,412
Tyco Electronics Ltd.	21,610	631,444

		$5,437,525

Electronics - 5.7%
ARM Holdings PLC	220,760	$1,360,117
Dolby Laboratories, Inc., “A” (a)	17,750	1,008,378
First Solar, Inc. (a)	1,550	228,393
Hittite Microwave Corp. (a)	16,840	802,426
Lam Research Corp. (a)	8,900	372,465
Linear Technology Corp.	41,910	1,287,894
Microchip Technology, Inc.	44,100	1,386,945
NetLogic Microsystems, Inc. (a)	12,100	333,718
PMC-Sierra, Inc. (a)	105,690	777,878
Silicon Laboratories, Inc. (a)	17,940	657,501
Teradyne, Inc. (a)	33,600	374,304

		$8,590,019

Energy - Independent - 4.2%
Concho Resources, Inc. (a)	8,360	$553,181
EQT Corp.	12,430	448,226
EXCO Resources, Inc.	48,960	728,035
Newfield Exploration Co. (a)	41,320	2,373,421
QEP Resources, Inc.	9,840	296,578
Ultra Petroleum Corp. (a)	18,500	776,630
Whiting Petroleum Corp. (a)	11,620	1,109,826

		$6,285,897

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Entertainment - 0.5%
DreamWorks Animation, Inc., “A” (a)	25,070	$799,984

Food & Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	25,030	$889,066
J.M. Smucker Co.	10,000	605,300
Mead Johnson Nutrition Co., “A”	34,340	1,954,289

		$3,448,655

Gaming & Lodging - 2.4%
Home Inns & Hotels Management, Inc., ADR (a)	7,500	$370,800
Las Vegas Sands Corp. (a)	58,700	2,045,695
Royal Caribbean Cruises Ltd. (a)	35,660	1,124,360

		$3,540,855

General Merchandise - 0.7%
Dollar General Corp. (a)	34,750	$1,016,438

Insurance - 1.0%
Allied World Assurance Co. Holdings Ltd.	9,510	$538,171
Aspen Insurance Holdings Ltd.	31,470	952,912

		$1,491,083

Internet - 0.4%
OpenTable, Inc. (a)	9,930	$676,034

Leisure & Toys - 0.8%
Hasbro, Inc.	27,940	$1,243,609

Machinery & Tools - 3.9%
Bucyrus International, Inc.	23,700	$1,643,595
Cummins, Inc.	14,070	1,274,461
Flowserve Corp.	9,970	1,090,917
Kennametal, Inc.	36,830	1,139,152
Polypore International, Inc. (a)	20,300	612,248

		$5,760,373

Medical & Health Technology & Services - 5.1%
Cerner Corp. (a)	18,120	$1,521,899
Diagnosticos da America S.A.	118,900	1,433,546
IDEXX Laboratories, Inc. (a)	20,600	1,271,432
MEDNAX, Inc. (a)	18,550	988,715
Patterson Cos., Inc.	48,390	1,386,374
Stericycle, Inc. (a)	14,830	1,030,388

		$7,632,354

Medical Equipment - 3.8%
C.R. Bard, Inc.	12,740	$1,037,418
DENTSPLY International, Inc.	39,950	1,277,202
Edwards Lifesciences Corp. (a)	13,130	880,367
ResMed, Inc. (a)	38,410	1,260,232
Sonova Holding AG	3,104	379,057
Thoratec Corp. (a)	24,320	899,354

		$5,733,630

Metals & Mining - 0.7%
Teck Resources Ltd., “B”	25,040	$1,030,646

Natural Gas - Distribution - 0.1%
Questar Corp.	9,830	$172,320

Network & Telecom - 3.4%
Acme Packet, Inc. (a)	29,970	$1,137,062
Ciena Corp. (a)	48,600	756,702
F5 Networks, Inc. (a)	14,290	1,483,445
Fortinet, Inc. (a)	27,380	684,500
Polycom, Inc. (a)	24,310	663,177
Tellabs, Inc.	57,480	428,226

		$5,153,112

Oil Services - 3.0%
Cameron International Corp. (a)	26,460	$1,136,722
Dresser-Rand Group, Inc. (a)	47,170	1,740,101
Schlumberger Ltd.	25,555	1,574,444

		$4,451,267

Other Banks & Diversified Financials - 3.6%
Associated Banc-Corp.	32,440	$427,884
Cathay General Bancorp, Inc.	46,040	547,416
Marshall & Ilsley Corp.	80,000	563,200
MasterCard, Inc., “A”	9,210	2,063,040
People’s United Financial, Inc.	19,460	254,731
TCF Financial Corp.	30,370	491,690
Visa, Inc., “A”	8,810	654,231
Zions Bancorporation	15,630	333,857

		$5,336,049

Pharmaceuticals - 0.8%
Genomma Lab Internacional S.A., “B” (a)	401,600	$772,182
Hospira, Inc. (a)	6,500	370,565

		$1,142,747

Pollution Control - 0.5%
Waste Connections, Inc. (a)	18,110	$718,243

Printing & Publishing - 1.4%
Lamar Advertising Co., “A” (a)	24,070	$765,907
Moody’s Corp.	43,910	1,096,872
VistaPrint Ltd. (a)	7,980	308,427

		$2,171,206

Restaurants - 1.3%
P.F. Chang’s China Bistro, Inc.	32,900	$1,519,980
Panera Bread Co., “A” (a)	4,100	363,301

		$1,883,281

Specialty Stores - 5.8%
Abercrombie & Fitch Co., “A”	29,680	$1,167,018
Dick’s Sporting Goods, Inc. (a)	53,680	1,505,187
J. Crew Group, Inc. (a)	18,620	626,004
Limited Brands, Inc.	69,920	1,872,458
Ross Stores, Inc.	20,020	1,093,492
Staples, Inc.	59,370	1,242,020
Tiffany & Co.	11,840	556,362
Urban Outfitters, Inc. (a)	17,420	547,685

		$8,610,226

Telecommunications - Wireless - 1.4%
NII Holdings, Inc. (a)	19,960	$820,356
SBA Communications Corp. (a)	20,590	829,777

2

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telecommunications - Wireless - continued
Vivo Participacoes S.A., ADR	14,430	$392,063

		$2,042,196

Telephone Services - 2.3%
American Tower Corp., “A” (a)	49,810	$2,553,261
Virgin Media, Inc.	40,010	921,030

		$3,474,291

Trucking - 2.4%
Expeditors International of Washington, Inc.	28,880	$1,335,122
J.B. Hunt Transport Services, Inc.	17,390	603,433
Landstar System, Inc.	34,060	1,315,397
Werner Enterprises, Inc.	12,970	265,755

		$3,519,707

Utilities - Electric Power - 0.5%
CMS Energy Corp.	39,710	$715,574

Total Common Stocks		$144,814,511

MONEY MARKET FUNDS (v) - 3.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	4,429,339	$4,429,339

Total Investments		$149,243,850

OTHER ASSETS, LESS LIABILITIES - 0.0%		30,247

NET ASSETS - 100.0%		$149,274,097

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2010, the value of securities pledged amounted to $173,618. At September 30, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$144,814,511	$—	$—	$144,814,511
Mutual Funds	4,429,339	—	—	4,429,339

Total Investments	$149,243,850	$—	$—	$149,243,850

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$125,059,929

Gross unrealized appreciation	$25,775,606
Gross unrealized depreciation	(1,591,685)

Net unrealized appreciation (depreciation)	$24,183,921

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,657,594	37,293,703	(36,521,958)	4,429,339

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,584	$4,429,339

5

MFS
INVESTMENT MANAGEMENT

MFS® New Discovery Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited)

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.6%
Apparel Manufacturers - 0.5%
Stella International Holdings	1,623,000	$3,183,727

Biotechnology - 1.6%
Alimera Sciences, Inc. (a)	148,900	$1,424,973
Gen- Probe, Inc. (a)	89,700	4,346,862
Human Genome Sciences, Inc. (a)	169,370	5,045,532

		$10,817,367

Brokerage & Asset Managers - 1.2%
Stifel Financial Corp. (a)	173,706	$8,040,851

Business Services - 5.1%
Calix, Inc. (a)	213,860	$3,071,030
Constant Contact, Inc. (a)	497,472	10,660,825
CoStar Group, Inc. (a)	185,580	9,039,602
IFM Investments Ltd., ADR (a)	158,520	951,120
MSCI, Inc., “A” (a)	187,370	6,222,558
Ultimate Software Group, Inc. (a)	134,240	5,187,034

		$35,132,169

Computer Software - 8.1%
ANSYS, Inc. (a)	40,990	$1,731,827
Ariba, Inc. (a)	487,650	9,216,585
Autonomy Corp. PLC (a)	320,270	9,121,420
Blackboard, Inc. (a)	273,440	9,854,778
CommVault Systems, Inc. (a)	242,870	6,321,906
Nuance Communications, Inc. (a)	290,694	4,546,454
SolarWinds, Inc. (a)	372,170	6,423,654
SuccessFactors, Inc. (a)	277,100	6,957,981
Totvs S.A.	20,200	1,550,816

		$55,725,421

Computer Software - Systems - 3.1%
IntraLinks Holdings, Inc. (a)	360,580	$6,097,408
Premiere Global Services, Inc. (a)	228,570	1,618,276
PROS Holdings, Inc. (a)	507,710	4,711,549
Sonic Solutions (a)	466,200	5,305,356
Verifone Systems, Inc. (a)	118,720	3,688,630

		$21,421,219

Construction - 2.2%
Lennar Corp., “A”	432,040	$6,644,775
NVR, Inc. (a)	13,610	8,812,883

		$15,457,658

Consumer Products - 2.2%
Colgate-Palmolive (India) Ltd.	187,770	$3,640,695
Dabur India Ltd.	1,082,270	2,601,205
Hengan International Group Co. Ltd.	245,000	2,442,469
Hypermarcas S.A. (a)	210,900	3,276,927
L’Occitane International S.A. (a)	1,063,000	2,959,305

		$14,920,601

Consumer Services - 1.8%
Anhanguera Educacional Participacoes S.A., IEU	386,700	$6,858,668
Sotheby’s	158,780	5,846,280

		$12,704,948

Electrical Equipment - 2.3%
Mettler-Toledo International, Inc. (a)	46,270	$5,757,839
Sensata Technologies Holding B.V. (a)	513,780	10,152,293

		$15,910,132

Electronics - 14.0%
ARM Holdings PLC	917,910	$5,655,305
Cavium Networks, Inc. (a)	127,240	3,659,422
DynaVox, Inc., “A” (a)	441,590	3,585,711
Fabrinet (a)	493,470	7,806,695
Hittite Microwave Corp. (a)	203,320	9,688,198
Lam Research Corp. (a)	125,450	5,250,083
Monolithic Power Systems, Inc. (a)	526,440	8,596,765
NetLogic Microsystems, Inc. (a)	449,720	12,403,278
PMC-Sierra, Inc. (a)	1,134,510	8,349,994
Rubicon Technology, Inc. (a)(l)	95,080	2,157,365
Semtech Corp. (a)	186,060	3,756,551
Silicon Laboratories, Inc. (a)	251,330	9,211,244
Stratasys, Inc. (a)	154,320	4,277,750
Teradyne, Inc. (a)	959,780	10,691,949
Universal Display Corp. (a)	43,860	1,030,710

		$96,121,020

Energy - Independent - 5.5%
Bankers Petroleum Ltd. (a)	448,030	$3,540,173
Continental Resources, Inc. (a)	140,350	6,506,626
EXCO Resources, Inc.	817,080	12,149,980
Oasis Petroleum LLC (a)	292,990	5,675,216
Venoco, Inc. (a)	167,300	3,284,099
Whiting Petroleum Corp. (a)	66,970	6,396,305

		$37,552,399

Engineering - Construction - 0.9%
North American Energy Partners, Inc. (a)	718,460	$5,855,449

Food & Beverages - 0.8%
Green Mountain Coffee Roasters, Inc. (a)	166,610	$5,196,566

Forest & Paper Products - 1.3%
Universal Forest Products, Inc.	315,680	$9,233,640

Gaming & Lodging - 1.8%
Morgans Hotel Group Co. (a)	1,028,170	$7,526,204
WMS Industries, Inc. (a)	134,600	5,124,222

		$12,650,426

Health Maintenance Organizations - 0.3%
OdontoPrev S.A.	201,000	$2,362,819

Internet - 3.3%
Art Technology Group, Inc. (a)	584,640	$2,414,563
GSI Commerce, Inc. (a)	234,100	5,782,270
SciQuest, Inc. (a)	504,020	6,088,562
Shutterfly, Inc. (a)	175,980	4,573,720
TechTarget, Inc. (a)	771,586	4,050,827

		$22,909,942

Machinery & Tools - 2.7%
Bucyrus International, Inc.	140,890	$9,770,721
Douglas Dynamics, Inc.	149,090	1,841,262

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS New Discovery Series

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Titan Machinery, Inc. (a)			412,550	$6,724,565

				$18,336,548

Medical & Health Technology & Services - 6.2%
Allscripts Healthcare Solutions, Inc. (a)			299,620	$5,533,981
Amedisys, Inc. (a)			60,150	1,431,570
Brookdale Senior Living, Inc. (a)			666,385	10,868,739
Cerner Corp. (a)			63,970	5,372,840
Diagnosticos da America S.A.			422,800	5,097,589
Fleury S.A.			199,100	2,471,099
Gentiva Health Services, Inc. (a)			75,850	1,657,323
Healthcare Services Group, Inc.			181,520	4,136,841
IDEXX Laboratories, Inc. (a)			94,096	5,807,605

				$42,377,587

Medical Equipment - 6.4%
AGA Medical Holdings, Inc. (a)			308,990	$4,313,500
DexCom, Inc. (a)			725,795	9,595,010
Heartware International, Inc. (a)			27,042	1,859,408
Masimo Corp.			229,100	6,256,721
NxStage Medical, Inc. (a)			296,177	5,656,981
Thoratec Corp. (a)			251,810	9,311,934
Volcano Corp. (a)			138,100	3,587,838
Zoll Medical Corp. (a)			104,290	3,365,438

				$43,946,830

Metals & Mining - 3.0%
Globe Specialty Metals, Inc.			542,530	$7,617,121
Iluka Resources Ltd. (a)			1,409,230	8,172,545
Molycorp, Inc. (a)			169,720	4,801,379

				$20,591,045

Network & Telecom - 1.8%
Ciena Corp. (a)			470,900	$7,331,913
Polycom, Inc. (a)			182,030	4,965,778

				$12,297,691

Oil Services - 1.2%
Dresser-Rand Group, Inc. (a)			220,400	$8,130,556

Other Banks & Diversified Financials - 1.6%
Cathay General Bancorp, Inc.			148,210	$1,762,217
First Interstate BancSystem, Inc.			253,840	3,416,686
Metro Bancorp, Inc. (a)			294,650	3,061,413
Sterling Bancshares, Inc.			521,490	2,800,401

				$11,040,717

Pharmaceuticals - 1.0%
Auxilium Pharmaceuticals, Inc. (a)			166,810	$4,133,552
Genomma Lab Internacional S.A., “B” (a)			1,308,000	2,514,975

				$6,648,527

Precious Metals & Minerals - 1.0%
Stillwater Mining Co. (a)			410,610	$6,914,672

Printing & Publishing - 1.5%
VistaPrint Ltd. (a)			267,780	$10,349,697

Railroad & Shipping - 2.4%
Aegean Marine Petroleum Network, Inc.			630,437	$10,490,472
Diana Shipping, Inc. (a)			490,240	6,226,048

				$16,716,520

Real Estate - 1.4%
Brasil Brokers Participacoes			940,000	$4,166,667
Chesapeake Lodging Trust, REIT			137,880	2,255,717
Pebblebrook Hotel Trust, REIT (a)			176,730	3,182,907

				$9,605,291

Restaurants - 3.6%
Country Style Cooki, ADR (a)			176,210	$5,037,844
P.F. Chang’s China Bistro, Inc.			218,700	10,103,940
Peet’s Coffee & Tea, Inc. (a)			84,710	2,899,623
Red Robin Gourmet Burgers, Inc. (a)			82,570	1,619,198
Texas Roadhouse, Inc., “A” (a)			345,580	4,858,855

				$24,519,460

Special Products & Services - 0.5%
PICO Holdings, Inc. (a)			114,630	$3,422,852

Specialty Chemicals - 0.3%
Asian Paints Ltd.			40,550	$2,403,311

Specialty Stores - 9.0%
Blue Nile, Inc. (a)(l)			200,010	$8,898,445
Citi Trends, Inc. (a)			438,170	10,608,096
hhgregg, Inc. (a)			425,900	10,545,284
J. Crew Group, Inc. (a)			258,540	8,692,115
Monro Muffler Brake, Inc.			125,350	5,779,889
Rue21, Inc. (a)			399,520	10,311,611
Urban Outfitters, Inc. (a)			146,230	4,597,471
Zumiez, Inc. (a)			119,490	2,528,408

				$61,961,319

Total Common Stocks				$684,458,977

	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a) (z)	$6.57	5/08/07	118,680	$313

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			6,025,337	$6,025,337
COLLATERAL FOR SECURITIES LOANED- 0.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			4,367,270	$4,367,270

Total Investments				$694,851,897

OTHER ASSETS, LESS LIABILITIES - (1.1)%				(7,512,132)

NET ASSETS - 100.0%				$687,339,765

2

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS New Discovery Series

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$166,679	$313
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$564,059,934	$313	$—	$564,060,247
Brazil	25,784,585	—	—	25,784,585
Greece	16,716,520	—	—	16,716,520
United Kingdom	14,776,725	—	—	14,776,725
Netherlands	10,152,293	—	—	10,152,293
Australia	10,031,953	—	—	10,031,953
Canada	9,395,622	—	—	9,395,622
India	8,645,210	—	—	8,645,210
China	8,431,433	—	—	8,431,433
Other Countries	16,464,702	—	—	16,464,702
Mutual Funds	10,392,607	—	—	10,392,607

Total Investments	$694,851,584	$313	$—	$694,851,897

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS New Discovery Series

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$657,975,260

Gross unrealized appreciation	$71,045,955
Gross unrealized depreciation	(34,169,318)

Net unrealized appreciation (depreciation)	$36,876,637

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,339,409	173,059,530	(170,373,602)	6,025,337

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,387	$6,025,337

5

MFS® Research Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.9%
Aerospace - 1.9%
Goodrich Corp.	16,460	$1,213,590
Honeywell International, Inc.	32,310	1,419,701
Precision Castparts Corp.	7,200	916,920

		$3,550,211

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	10,970	$879,136
Phillips-Van Heusen Corp.	9,350	562,496

		$1,441,632

Biotechnology - 1.6%
Amgen, Inc. (a)	27,640	$1,523,240
Gilead Sciences, Inc. (a)	40,990	1,459,654

		$2,982,894

Broadcasting - 1.6%
Discovery Communications, Inc., “A” (a)	13,530	$589,232
Viacom, Inc., “B”	25,200	911,988
Walt Disney Co.	43,380	1,436,312

		$2,937,532

Brokerage & Asset Managers - 2.3%
Affiliated Managers Group, Inc. (a)	13,270	$1,035,193
Charles Schwab Corp.	52,590	731,001
CME Group, Inc.	3,110	810,000
Franklin Resources, Inc.	12,880	1,376,872
GFI Group, Inc.	65,550	304,152

		$4,257,218

Business Services - 0.9%
Accenture Ltd., “A”	38,290	$1,626,942

Cable TV - 1.3%
Comcast Corp., “Special A”	100,910	$1,716,479
DIRECTV, “A” (a)	15,240	634,441

		$2,350,920

Chemicals - 2.7%
Celanese Corp.	43,670	$1,401,807
Ecolab, Inc.	21,450	1,088,373
Monsanto Co.	54,050	2,590,617

		$5,080,797

Computer Software - 2.6%
Autodesk, Inc. (a)	43,100	$1,377,907
Oracle Corp.	126,770	3,403,775

		$4,781,682

Computer Software - Systems - 7.0%
Apple, Inc. (a)	26,170	$7,425,738
EMC Corp. (a)	130,780	2,656,142
Hewlett-Packard Co.	73,170	3,078,262

		$13,160,142

Construction - 0.7%
Lennar Corp., “A”	16,200	$249,156
Sherwin-Williams Co.	15,020	1,128,603

		$1,377,759

Consumer Products - 1.9%
Avon Products, Inc.	50,090	$1,608,390
Colgate-Palmolive Co.	24,340	1,870,772

		$3,479,162

Consumer Services - 0.8%
DeVry, Inc.	20,600	$1,013,726
Monster Worldwide, Inc. (a)	40,160	520,474

		$1,534,200

Electrical Equipment - 2.4%
Danaher Corp.	108,230	$4,395,220

Electronics - 2.1%
First Solar, Inc. (a)	6,180	$910,623
Intel Corp.	56,360	1,083,803
Microchip Technology, Inc.	33,750	1,061,438
Samsung Electronics Co. Ltd., GDR	2,629	901,747

		$3,957,611

Energy - Independent - 3.7%
Anadarko Petroleum Corp.	25,310	$1,443,936
Apache Corp.	17,480	1,708,845
CONSOL Energy, Inc.	6,320	233,587
EQT Corp.	7,980	287,759
Massey Energy Co.	10,460	324,469
Noble Energy, Inc.	12,110	909,340
Occidental Petroleum Corp.	12,200	955,260
QEP Resources, Inc.	23,030	694,124
Southwestern Energy Co. (a)	13,080	437,395

		$6,994,715

Energy - Integrated - 5.0%
Chevron Corp.	53,730	$4,354,817
Exxon Mobil Corp. (s)	67,650	4,180,094
Hess Corp.	15,100	892,712

		$9,427,623

Engineering - Construction - 1.3%
Fluor Corp.	50,650	$2,508,695

Food & Beverages - 4.4%
Bunge Ltd.	15,900	$940,644
Coca-Cola Co.	17,950	1,050,434
General Mills, Inc.	49,610	1,812,749
Kellogg Co.	31,160	1,573,892
PepsiCo, Inc. (s)	41,540	2,759,918

		$8,137,637

Food & Drug Stores - 0.7%
Walgreen Co.	29,180	$977,530
Whole Foods Market, Inc. (a)	9,740	361,451

		$1,338,981

General Merchandise - 2.2%
Kohl’s Corp. (a)	24,250	$1,277,490
Target Corp.	53,900	2,880,416

		$4,157,906

Health Maintenance Organizations - 0.4%
WellPoint, Inc. (a)	14,890	$843,370

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - 3.6%
ACE Ltd.	20,410	$1,188,883
Aflac, Inc.	23,210	1,200,189
Aon Corp.	19,540	764,209
Chubb Corp.	15,880	905,001
Genworth Financial, Inc. (a)	26,510	323,952
MetLife, Inc.	25,970	998,547
Prudential Financial, Inc.	23,500	1,273,230

		$6,654,011

Internet - 1.9%
Google, Inc., “A” (a)	6,860	$3,606,919

Machinery & Tools - 0.7%
Bucyrus International, Inc.	17,800	$1,234,430

Major Banks - 7.4%
Bank of America Corp.	260,830	$3,419,481
Bank of New York Mellon Corp.	47,119	1,231,219
Goldman Sachs Group, Inc.	19,470	2,814,973
JPMorgan Chase & Co. (s)	103,700	3,947,859
KeyCorp	112,810	897,968
State Street Corp.	12,780	481,295
SunTrust Banks, Inc.	36,910	953,385

		$13,746,180

Medical & Health Technology & Services - 0.4%
Patterson Cos., Inc.	24,370	$698,201

Medical Equipment - 4.0%
Becton, Dickinson & Co.	19,750	$1,463,475
Medtronic, Inc.	58,970	1,980,213
St. Jude Medical, Inc. (a)	47,710	1,876,911
Thermo Fisher Scientific, Inc. (a)	31,310	1,499,123
Waters Corp. (a)	9,650	683,027

		$7,502,749

Metals & Mining - 1.1%
Teck Resources Ltd., “B”	31,430	$1,292,757
United States Steel Corp.	18,680	818,931

		$2,111,688

Natural Gas - Distribution - 0.3%
Questar Corp.	30,540	$535,366

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	22,940	$438,383

Network & Telecom - 3.5%
Cisco Systems, Inc. (a)	208,920	$4,575,348
F5 Networks, Inc. (a)	6,200	643,622
Juniper Networks, Inc. (a)	45,190	1,371,517

		$6,590,487

Oil Services - 2.2%
Halliburton Co.	62,280	$2,059,600
Schlumberger Ltd.	33,710	2,076,873

		$4,136,473

Other Banks & Diversified Financials - 1.9%
Citigroup, Inc. (a)	215,120	$838,968
Marshall & Ilsley Corp.	76,630	539,475
MasterCard, Inc., “A”	6,050	1,355,200
Zions Bancorporation	36,980	789,893

		$3,523,536

Pharmaceuticals - 5.1%
Abbott Laboratories	48,950	$2,557,148
Johnson & Johnson	55,370	3,430,725
Pfizer, Inc.	115,800	1,988,286
Teva Pharmaceutical Industries Ltd., ADR	28,570	1,507,068

		$9,483,227

Pollution Control - 0.5%
Republic Services, Inc.	32,300	$984,827

Railroad & Shipping - 1.0%
Canadian National Railway Co.	27,880	$1,784,878

Restaurants - 1.0%
McDonald’s Corp.	24,780	$1,846,358

Specialty Chemicals - 1.4%
Air Products & Chemicals, Inc.	13,260	$1,098,193
Praxair, Inc.	16,390	1,479,361

		$2,577,554

Specialty Stores - 3.6%
Abercrombie & Fitch Co., “A”	25,060	$985,359
Amazon.com, Inc. (a)	6,650	1,044,449
Home Depot, Inc.	33,310	1,055,261
J. Crew Group, Inc. (a)	13,700	460,594
Limited Brands, Inc.	33,100	886,418
PetSmart, Inc.	31,080	1,087,800
Staples, Inc.	61,480	1,286,162

		$6,806,043

Telecommunications - Wireless - 0.4%
Cellcom Israel Ltd.	16,020	$486,527
Sprint Nextel Corp. (a)	44,720	207,054

		$693,581

Telephone Services - 2.7%
American Tower Corp., “A” (a)	16,680	$855,017
AT&T, Inc.	95,320	2,726,152
Qwest Communications International, Inc.	128,570	806,134
Virgin Media, Inc.	27,870	641,567

		$5,028,870

Tobacco - 2.8%
Altria Group, Inc.	78,060	$1,875,001
Philip Morris International, Inc.	60,610	3,395,372

		$5,270,373

Trucking - 1.1%
Expeditors International of
Washington, Inc.	46,050	$2,128,892

Utilities - Electric Power - 2.8%
American Electric Power Co., Inc.	45,420	$1,645,567
Calpine Corp. (a)	20,480	254,976

2

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
CMS Energy Corp.	84,260	$1,518,365
PG&E Corp.	40,110	1,821,796

		$5,240,704

Total Common Stocks		$182,946,579

CONVERTIBLE PREFERRED STOCKS - 1.2%
Energy - Independent - 0.3%
Apache Corp., 6%	8,820	$511,560

Other Banks & Diversified Financials - 0.6%
Citigroup, Inc., 7.5%	10,000	$1,185,100

Utilities - Electric Power - 0.3%
PPL Corp., 9.5%	9,020	$514,681

Total Convertible Preferred Stocks		$2,211,341

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.0%
Metals & Mining - 0.0%
United States Steel Corp. - October 2010 @ $75	428	$428

PUT OPTIONS PURCHASED - 0.0%
Consumer Services - 0.0%
DeVry, Inc. - November 2010 @ $35	206	$4,120

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market
Portfolio, 0.23%, at Net Asset Value	1,254,514	$1,254,514

Total Investments		$186,416,982

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS WRITTEN - 0.0%
DeVry, Inc. - November 2010 @ $55	(206)	$(23,690)

Issuer	Shares/Par
SECURITIES SOLD SHORT - (0.3)%
Electrical Equipment - (0.3)%
Emerson Electric Co.	(9,100)	$(479,206)

OTHER ASSETS, LESS LIABILITIES - 0.5%		856,284

NET ASSETS - 100.0%		$186,770,370

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At September 30, 2010, the value of securities pledged amounted to $516,249.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$179,189,063	$428	$—	$179,189,491
Canada	3,077,635	—	—	3,077,635
Israel	1,993,595	—	—	1,993,595
South Korea	901,747	—	—	901,747
Mutual Funds	1,254,514	—	—	1,254,514

Total Investments	$186,416,554	$428	$—	$186,416,982

Short Sales	$(479,206)	$—	$—	$(479,206)

Other Financial Instruments
Written Options	$(23,690)	$—	$—	$(23,690)

4

MFS Research Series

Supplemental Information (Unaudited) 9/30/10 - continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$182,135,663

Gross unrealized appreciation	$16,528,128
Gross unrealized depreciation	(12,246,809)

Net unrealized appreciation (depreciation)	$4,281,319

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,459,456	26,349,970	(26,554,912)	1,254,514

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,668	$1,254,514

5

MFS® Research Bond Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited)
MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - 99.1%
Aerospace - 0.2%
Bombardier, Inc., 7.75%, 2020 (n)	$1,020,000	$1,101,600

Airlines - 0.1%
Continental Airlines, Inc., 7.25%, 2021	$230,000	$250,700

Asset-Backed & Securitized - 8.1%
Anthracite Ltd., “A”, CDO, FRN, 0.616%, 2019 (z)	$1,474,980	$1,076,736
Anthracite Ltd., CDO, FRN, 1.106%, 2037 (z)	400,000	312,000
ARCap REIT, Inc., CDO, 6.085%, 2045 (z)	325,000	39,000
Bayview Commercial Asset Trust, FRN, 2.15%, 2035 (i)(z)	626,692	29,768
Bayview Commercial Asset Trust, FRN, 2.257%, 2036 (i)(z)	387,022	19,661
Bayview Commercial Asset Trust, FRN, 2.257%, 2036 (i)(z)	581,712	29,842
Bayview Commercial Asset Trust, FRN, 2.415%, 2036 (i)(z)	459,769	26,851
Bayview Commercial Asset Trust, FRN, 3.212%, 2036 (i)(z)	1,211,495	91,953
Bayview Commercial Asset Trust, FRN, 2.327%, 2036 (i)(z)	605,666	45,728
Bayview Commercial Asset Trust, FRN, 2.461%, 2037 (i)(z)	1,335,217	109,087
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	11,419	11,473
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	56,409	56,253
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040 (z)	190,131	83,315
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	795,312	795,789
Capital Trust Realty Ltd., CDO, 5.27%, 2035 (z)	1,517,200	1,384,445
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019 (z)	658,460	670,136
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	2,377,957	2,464,525
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.395%, 2044	500,000	508,097
Commercial Mortgage Acceptance Corp., FRN, 1.882%, 2030 (i)	208,661	12,666
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046	1,203,489	1,251,199
Compagnie de Financement Foncier, 2.125%, 2013 (n)	900,000	916,314
Credit Suisse First Boston Mortgage Securities Corp., 4.485%, 2036	777,824	780,452
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	1,600,000	1,664,407
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	28,727	28,154
Crest G-Star, 2001-1A, “A”, CDO, 0.769%, 2016 (z)	941,858	894,765
Crest Ltd., “A1” CDO, FRN, 0.769%, 2018 (z)	1,148,950	930,649
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	394,215	351,836
Crest Ltd., “B”, CDO, FRN, 1.837%, 2035 (z)	897,000	838,695
CWCapital LLC, 5.223%, 2048	600,000	614,478
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	94,005	97,845
E*TRADE RV & Marine Trust, 3.62%, 2018	7,425	7,445
Falcon Franchise Loan LLC, FRN, 3.271%, 2025 (i)(z)	245,528	19,618
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	36,806	38,610
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	2,247,135	2,251,488
GMAC LLC, 6.465%, 2034	2,136,601	2,157,854
GMAC LLC, FRN, 7.916%, 2034 (n)	110,000	103,223
GMAC LLC, FRN, 6.02%, 2033 (z)	60,000	58,994
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	1,205,000	1,226,560
HSBC Credit Card Master Note Trust, FRN, 0.807%, 2013	1,892,000	1,891,195
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	785,650
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	5,629,597	5,857,126
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049	2,350,000	2,480,910
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.551%, 2042 (n)	130,000	40,435
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	2,823,552	3,000,419
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.054%, 2030 (i)	198,495	4,926
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	851,000	838,235
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.019%, 2050	2,500,000	2,665,264
Merrill Lynch Mortgage Trust, FRN, “B”, 6.019%, 2050	450,000	144,568
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	540,000	550,602
Morgan Stanley Capital I, Inc., 5.72%, 2032	1,983	1,998
Morgan Stanley Capital I, Inc., FRN, 1.148%, 2030 (i)(n)	308,055	7,380
Preferred Term Securities XIX Ltd., CDO, FRN, 0.642%, 2035 (z)	94,967	54,606

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)	$125,000	$126,089
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	174,000	64,627
Structured Asset Securities Corp., FRN, 0.496%, 2035	5,610	5,418
Swift Master Auto Receivables Trust, FRN, 0.907%, 2012	1,668,000	1,667,410
Wachovia Bank Commercial Mortgage Trust, FRN, 6.102%, 2051	2,278,443	2,378,716

		$44,565,485

Broadcasting - 0.9%
CBS Corp., 5.75%, 2020	$1,940,000	$2,154,774
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,525,000	1,593,625
NBC Universal, Inc., 5.95%, 2041 (z)	953,000	980,266
News America, Inc., 8.5%, 2025	152,000	193,036

		$4,921,701

Brokerage & Asset Managers - 0.2%
INVESCO PLC, 5.625%, 2012	$191,000	$201,538
TD AMERITRADE Holding Corp., 5.6%, 2019	859,000	949,207

		$1,150,745

Cable TV - 2.7%
Cox Communications, Inc., 9.375%, 2019 (z)	$2,492,000	$3,373,059
CSC Holdings LLC, 8.5%, 2014	1,600,000	1,762,000
DIRECTV Holdings LLC, 7.625%, 2016	2,517,000	2,806,455
DIRECTV Holdings LLC, 5.2%, 2020	1,050,000	1,136,503
Myriad International Holdings B.V., 6.375%, 2017 (n)	1,470,000	1,522,332
TCI Communications, Inc., 9.8%, 2012	72,000	79,942
Time Warner Cable, Inc., 5%, 2020	3,652,000	3,911,040
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	375,841

		$14,967,172

Chemicals - 1.0%
Ashland, Inc., 9.125%, 2017	$620,000	$709,900
Dow Chemical Co., 8.55%, 2019	1,700,000	2,146,573
Dow Chemical Co., 9.4%, 2039	529,000	748,791
Nalco Co., 8.25%, 2017	1,700,000	1,878,500

		$5,483,764

Consumer Products - 0.8%
Fortune Brands, Inc., 5.125%, 2011	$341,000	$344,919
Hasbro, Inc., 6.35%, 2040	1,000,000	1,028,391
Newell Rubbermaid, Inc., 4.7%, 2020	938,000	982,056
Newell Rubbermaid, Inc., 5.5%, 2013	1,971,000	2,142,556

		$4,497,922

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$1,147,000	$1,197,575

Containers - 0.6%
Greif, Inc., 7.75%, 2019	$1,575,000	$1,702,969
Owens-Illinois, Inc., 7.375%, 2016	1,370,000	1,474,463

		$3,177,432

Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$590,138
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	354,000	372,853
L-3 Communications Corp., 5.875%, 2015	1,535,000	1,569,537

		$2,532,528

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$420,000	$491,234

Emerging Market Quasi-Sovereign - 0.6%
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	$1,201,000	$1,260,982
Qtel International Finance Ltd., 7.875%, 2019 (n)	267,000	323,073
VEB Finance Ltd., 6.902%, 2020 (n)	1,427,000	1,560,710

		$3,144,765

Energy - Independent - 1.2%
Anadarko Petroleum Corp., 6.95%, 2019	$460,000	$513,301
Anadarko Petroleum Corp., 6.375%, 2017	653,000	719,577
Newfield Exploration Co., 6.625%, 2016	1,160,000	1,206,400
Newfield Exploration Co., 7.125%, 2018	740,000	789,950
Pioneer Natural Resources Co., 6.65%, 2017	1,385,000	1,476,801
Southwestern Energy Co., 7.5%, 2018	1,521,000	1,718,730
Talisman Energy, Inc., 7.75%, 2019	200,000	255,294

		$6,680,053

Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 2020	$623,000	$637,089
ConocoPhillips, 6%, 2020	740,000	910,496
Petro-Canada, 6.05%, 2018	1,494,000	1,739,292

		$3,286,877

Financial Institutions - 0.6%
CIT Group, Inc., 10.25%, 2017	$965,000	$998,775

2

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Financial Institutions - continued
General Electric Capital Corp., 5.5%, 2020	$1,360,000	$1,487,715
HSBC Finance Corp., 6.75%, 2011	46,000	47,622
International Lease Finance Corp., 7.125%, 2018 (n)	705,000	759,638

		$3,293,750

Food & Beverages - 1.3%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$2,667,000	$3,459,664
Del Monte Foods Co., 7.5%, 2019	55,000	59,331
Kraft Foods, Inc., 6.5%, 2040	1,990,000	2,330,023
Miller Brewing Co., 5.5%, 2013 (n)	1,310,000	1,440,596

		$7,289,614

Forest & Paper Products - 0.3%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$1,500,000	$1,588,125

Gaming & Lodging - 0.4%
Wyndham Worldwide Corp., 6%, 2016	$1,605,000	$1,674,375
Wyndham Worldwide Corp., 7.375%, 2020	600,000	641,249

		$2,315,624

Insurance - 1.2%
Aflac, Inc., 6.45%, 2040	$740,000	$770,481
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,518,000	1,362,405
Metropolitan Life Global Funding, 5.125%, 2013 (n)	420,000	457,126
Metropolitan Life Global Funding, 5.125%, 2014 (n)	290,000	321,723
Prudential Financial, Inc., 5.375%, 2020	750,000	810,713
Unum Group, 7.125%, 2016	290,000	334,683
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,502,048

		$6,559,179

Insurance - Health - 0.5%
Humana, Inc., 7.2%, 2018	$450,000	$520,947
Unitedhealth Group, Inc., 4.875%, 2013	2,000,000	2,149,538

		$2,670,485

Insurance - Property & Casualty - 1.7%
Aon Corp., 5%, 2020	$1,460,000	$1,490,974
AXIS Capital Holdings Ltd., 5.75%, 2014	1,405,000	1,497,806
CNA Financial Corp., 5.875%, 2020	1,580,000	1,611,077
PartnerRe Ltd., 5.5%, 2020	1,409,000	1,464,853
XL Group PLC, 6.5% to 2017, FRN to 2049	1,504,000	1,240,800
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	542,000	514,900
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	1,452,000	1,350,360

		$9,170,770

International Market Quasi-Sovereign - 1.3%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$1,150,000	$1,222,487
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	766,000	779,555
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,636,689
NIBC Bank N.V., 2.8%, 2014 (z)	1,500,000	1,564,725
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	1,080,000	1,109,279
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	905,792

		$7,218,527

Machinery & Tools - 0.2%
Case New Holland, Inc., 7.875%, 2017 (n)	$1,225,000	$1,330,656

Major Banks - 5.8%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$120,000	$86,250
Banco Santander Chile, 3.75%, 2015 (z)	465,000	471,373
Banco Santander Chile, 2.875%, 2012 (n)	2,031,000	2,049,663
Bank of America Corp., 5.65%, 2018	4,300,000	4,555,872
Bank of America Corp., 8% to 2018, FRN to 2049	529,000	545,685
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,200,000	1,188,000
Credit Suisse (USA), Inc., 6%, 2018	1,160,000	1,281,065
Goldman Sachs Group, Inc., 5.625%, 2017	336,000	355,804
Goldman Sachs Group, Inc., 7.5%, 2019	1,438,000	1,710,868
Goldman Sachs Group, Inc., 5.375%, 2020	907,000	955,989
HSBC USA, Inc., 4.875%, 2020	1,090,000	1,136,870
JPMorgan Chase & Co., 6%, 2017	2,680,000	3,042,089
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	283,157
JPMorgan Chase Capital XXII, 6.45%, 2087	845,000	846,170
JPMorgan Chase Capital XXVII, 7%, 2039	221,000	226,895
Macquarie Group Ltd., 6%, 2020 (n)	1,073,000	1,122,012
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,670,029
Merrill Lynch & Co., Inc., 6.15%, 2013	1,170,000	1,278,495
Morgan Stanley, 6.625%, 2018	2,260,000	2,505,560
Morgan Stanley, 5.75%, 2016	944,000	1,020,378
Morgan Stanley, 5.5%, 2020	1,600,000	1,648,349
PNC Funding Corp., 5.625%, 2017	2,415,000	2,636,873

3

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	$545,000	$545,681
Wachovia Corp., 6.605%, 2025	164,000	178,596
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	657,000	691,492

		$32,033,215

Medical & Health Technology & Services - 0.6%
HCA, Inc., 7.875%, 2020	$1,505,000	$1,646,094
Hospira, Inc., 5.55%, 2012	670,000	718,848
Hospira, Inc., 6.05%, 2017	210,000	241,172
McKesson Corp., 5.7%, 2017	510,000	593,853

		$3,199,967

Metals & Mining - 2.8%
ArcelorMittal, 9.85%, 2019	$965,000	$1,240,320
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,542,000	1,721,257
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	720,000	770,400
Gerdau S.A., 5.75%, 2021 (z)	1,710,000	1,735,010
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (z)	2,130,000	2,115,026
International Steel Group, Inc., 6.5%, 2014	496,000	549,704
Peabody Energy Corp., 5.875%, 2016	1,240,000	1,258,600
Rio Tinto Finance USA Ltd., 5.875%, 2013	880,000	980,821
Southern Copper Corp., 6.75%, 2040	1,021,000	1,114,740
Teck Resources Ltd., 10.25%, 2016	2,451,000	2,977,965
Vale Overseas Ltd., 6.875%, 2039	847,000	970,629

		$15,434,472

Mortgage-Backed - 20.3%
Fannie Mae, 4.55%, 2011	$113,016	$114,941
Fannie Mae, 4.86%, 2012 - 2015	198,518	212,423
Fannie Mae, 5.12%, 2012	55,410	58,040
Fannie Mae, 3.81%, 2013	18,230	19,224
Fannie Mae, 4.517%, 2013	313,747	332,427
Fannie Mae, 4.845%, 2013	48,490	52,135
Fannie Mae, 5.159%, 2013	1,374,667	1,493,527
Fannie Mae, 4.589%, 2014	111,771	121,390
Fannie Mae, 4.6%, 2014 - 2015	104,296	114,145
Fannie Mae, 4.61%, 2014	67,596	73,370
Fannie Mae, 4.77%, 2014 - 2019	497,102	554,424
Fannie Mae, 4.88%, 2014 - 2020	209,616	231,719
Fannie Mae, 4.53%, 2015	101,417	111,509
Fannie Mae, 4.56%, 2015	52,911	57,942
Fannie Mae, 4.665%, 2015	36,236	39,879
Fannie Mae, 4.69%, 2015	157,425	173,355
Fannie Mae, 4.7%, 2015	332,373	367,259
Fannie Mae, 4.74%, 2015	47,360	52,297
Fannie Mae, 4.78%, 2015	101,371	112,465
Fannie Mae, 4.815%, 2015	52,821	58,583
Fannie Mae, 4.85%, 2015	168,176	186,034
Fannie Mae, 4.87%, 2015	32,795	36,351
Fannie Mae, 4.89%, 2015	92,805	103,347
Fannie Mae, 4.921%, 2015	111,030	123,321
Fannie Mae, 4.94%, 2015	120,000	128,403
Fannie Mae, 5.1%, 2015	275,000	300,110
Fannie Mae, 5.466%, 2015	798,864	898,696
Fannie Mae, 5.08%, 2016	361,263	405,927
Fannie Mae, 5.09%, 2016	117,150	131,744
Fannie Mae, 5.157%, 2016	3,441,855	3,890,852
Fannie Mae, 5.395%, 2016	131,014	148,416
Fannie Mae, 5.424%, 2016	1,170,848	1,322,181
Fannie Mae, 5.724%, 2016	1,121,246	1,241,563
Fannie Mae, 4.989%, 2017	152,655	168,542
Fannie Mae, 5.28%, 2017	139,199	157,659
Fannie Mae, 5.486%, 2017	660,303	750,685
Fannie Mae, 5.5%, 2017 - 2039	19,110,047	20,388,023
Fannie Mae, 5.54%, 2017	106,242	120,721
Fannie Mae, 5.65%, 2017	158,848	179,920
Fannie Mae, 5.298%, 2018	372,113	418,544
Fannie Mae, 5%, 2020 - 2040	14,501,085	15,299,268
Fannie Mae, 5.19%, 2020	196,693	220,012
Fannie Mae, 6%, 2022 - 2038	4,136,391	4,458,124
Fannie Mae, 5.35%, 2023	179,690	199,219
Fannie Mae, 4%, 2025	201,028	210,146
Fannie Mae, 4.5%, 2025	873,987	919,579
Fannie Mae, 6.5%, 2032 - 2033	38,096	42,508
Federal Home Loan Bank, 5%, 2039	4,807,000	5,091,623
Freddie Mac, 5%, 2017 - 2040	8,099,653	8,524,068
Freddie Mac, 5.5%, 2019 - 2038	5,542,091	5,917,543
Freddie Mac, 4.251%, 2020	807,000	873,439
Freddie Mac, 4%, 2025	5,021,347	5,258,516
Freddie Mac, 4.5%, 2025 - 2028	2,810,472	2,950,586
Freddie Mac, 6%, 2034 - 2039	2,753,555	2,972,203
Ginnie Mae, 4%, 2032	179,836	184,411
Ginnie Mae, 6%, 2036 - 2039	2,794,103	3,040,104
Ginnie Mae, 5.5%, 2038 - 2039	4,123,167	4,437,318
Ginnie Mae, 4.5%, 2039 - 2040	10,220,219	10,797,813
Ginnie Mae TBA, 4%, 2099	4,512,000	4,661,483

		$111,510,056

Municipals - 1.5%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$2,690,000	$3,253,555
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	1,115,000	1,314,607
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	460,000	574,158
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	2,225,000	2,862,462

		$8,004,782

Natural Gas - Pipeline - 1.3%
CenterPoint Energy, Inc., 7.875%, 2013	$748,000	$861,322
El Paso Pipeline Partners LP, 6.5%, 2020	460,000	496,580
Enterprise Products Operating LP, 5.65%, 2013	227,000	247,710
Enterprise Products Operating LP, 5.2%, 2020	1,600,000	1,732,550

4

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Kinder Morgan Energy Partners LP, 5.3%, 2020	$2,590,000	$2,791,191
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	120,390
Spectra Energy Capital LLC, 8%, 2019	613,000	775,896

		$7,025,639

Network & Telecom - 1.6%
CenturyLink, Inc., 7.6%, 2039	$1,339,000	$1,310,122
Frontier Communications Corp., 8.5%, 2020	725,000	800,219
Telecom Italia Capital, 7.175%, 2019	1,329,000	1,559,839
Telefonica Emisiones S.A.U., 2.582%, 2013	892,000	908,506
Telemar Norte Leste S.A., 5.5%, 2020 (z)	370,000	374,625
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,420,556
Windstream Corp., 8.625%, 2016	2,205,000	2,331,788

		$8,705,655

Oil Services - 1.1%
Nabor Industries, Inc., 5%, 2020 (n)	$2,230,000	$2,252,565
Pride International, Inc., 6.875%, 2020	1,710,000	1,861,763
Smith International, Inc., 9.75%, 2019	1,500,000	2,150,268

		$6,264,596

Other Banks & Diversified Financials - 2.8%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (z)	$1,500,000	$1,489,500
Capital One Financial Corp., 6.15%, 2016	1,970,000	2,159,813
Capital One Financial Corp., 8.8%, 2019	1,660,000	2,121,586
Citigroup, Inc., 5.375%, 2020	1,700,000	1,758,874
Citigroup, Inc., 6.125%, 2018	1,810,000	1,974,732
Citigroup, Inc., 8.5%, 2019	2,400,000	2,967,218
Discover Bank, 7%, 2020	720,000	783,259
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	472,000	543,310
UBS AG, 4.875%, 2020	550,000	579,931
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,249,000	1,199,040

		$15,577,263

Pollution Control - 0.3%
Allied Waste North America, Inc., 6.875%, 2017	$1,250,000	$1,379,687

Printing & Publishing - 0.0%
Pearson PLC, 5.5%, 2013 (n)	$200,000	$219,477

Real Estate - 2.0%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,689,000	$1,798,728
Kimco Realty Corp., REIT, 5.783%, 2016	1,794,000	1,977,618
Liberty Property LP, REIT, 5.5%, 2016	1,730,000	1,886,570
Simon Property Group, Inc., REIT, 10.35%, 2019	2,440,000	3,410,508
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,510,000	1,789,060

		$10,862,484

Restaurants - 0.0%
YUM! Brands, Inc., 8.875%, 2011	$205,000	$213,522

Retailers - 0.2%
Wesfarmers Ltd., 6.998%, 2013 (n)	$1,000,000	$1,113,125

Specialty Stores - 0.6%
Advance Auto Parts, Inc., 5.75%, 2020	$1,512,000	$1,630,775
Best Buy Co., Inc., 6.75%, 2013	1,660,000	1,856,516

		$3,487,291

Supermarkets - 0.1%
Delhaize America, Inc., 9%, 2031	$520,000	$734,903

Supranational - 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$65,828

Telecommunications - Wireless - 0.5%
Crown Castle Towers LLC, 4.883%, 2040 (n)	$900,000	$929,816
Crown Castle Towers LLC, 6.113%, 2040 (n)	1,096,000	1,210,784
Rogers Cable, Inc., 5.5%, 2014	734,000	822,812

		$2,963,412

Tobacco - 1.5%
Altria Group, Inc., 9.25%, 2019	$800,000	$1,072,369
Altria Group, Inc., 9.95%, 2038	650,000	936,614
Lorillard Tobacco Co., 6.875%, 2020	1,350,000	1,427,922
Lorillard Tobacco Co., 8.125%, 2019	1,815,000	2,077,562
Reynolds American, Inc., 6.75%, 2017	1,400,000	1,574,604
Reynolds American, Inc., 7.25%, 2012	800,000	865,106

		$7,954,177

Transportation - Services - 0.6%
Erac USA Finance Co., 7%, 2037 (n)	$1,413,000	$1,627,845
Erac USA Finance Co., 5.25%, 2020 (n)	1,570,000	1,676,908

		$3,304,753

U.S. Government Agencies and Equivalents - 5.5%
Bank of America Corp., FRN, 0.67%, 2012 (m)	$2,353,000	$2,370,295

5

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
Citigroup, Inc., FRN, 0.805%, 2012 (m)	$5,650,000	$5,682,617
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	396,000	385,118
General Electric Capital Corp., FRN, 0.368%, 2012 (m)	3,034,000	3,034,956
Goldman Sachs Group, Inc., FRN, 0.492%, 2012 (m)	1,157,000	1,161,180
JPMorgan Chase & Co., FRN, 0.539%, 2012 (m)	5,650,000	5,686,245
Morgan Stanley, FRN, 0.641%, 2012 (m)	5,173,000	5,213,153
PNC Funding Corp., FRN, 0.733%, 2012 (m)	2,960,000	2,970,993
Small Business Administration, 5.11%, 2025	167,048	181,514
Small Business Administration, 4.34%, 2024	121,228	129,371
Small Business Administration, 4.99%, 2024	97,152	105,600
Small Business Administration, 4.43%, 2029	1,192,937	1,300,197
Small Business Administration, 4.93%, 2024	87,962	95,183
Small Business Administration, 4.86%, 2025	212,097	230,129
Small Business Administration, 4.625%, 2025	206,694	222,941
Wells Fargo & Co., FRN, 0.512%, 2012 (m)	1,289,000	1,295,115

		$30,064,607

U.S. Treasury Obligations - 22.9%
U.S. Treasury Bonds, 6.25%, 2023	$177,000	$239,724
U.S. Treasury Bonds, 6%, 2026	373,000	503,666
U.S. Treasury Bonds, 6.75%, 2026	19,000	27,636
U.S. Treasury Bonds, 5.25%, 2029	103,000	130,166
U.S. Treasury Bonds, 4.5%, 2036	110,000	126,483
U.S. Treasury Bonds, 5%, 2037	5,246,000	6,514,058
U.S. Treasury Bonds, 4.5%, 2039	8,789,700	10,064,207
U.S. Treasury Notes, 1.25%, 2010	29,067,000	29,116,966
U.S. Treasury Notes, 5.125%, 2011	3,207,000	3,323,379
U.S. Treasury Notes, 4.5%, 2011	8,594,000	9,010,947
U.S. Treasury Notes, 1.375%, 2012	28,625,600	29,035,977
U.S. Treasury Notes, 3.125%, 2013	201,000	215,761
U.S. Treasury Notes, 1.875%, 2014	21,064,000	21,842,378
U.S. Treasury Notes, 5.125%, 2016	167,000	199,982
U.S. Treasury Notes, 3.75%, 2018	10,844,000	12,114,787
U.S. Treasury Notes, TIPS, 2%, 2014	740,965	794,685
U.S. Treasury Notes, TIPS, 1.625%, 2015	787,808	841,908
U.S. Treasury Notes, TIPS, 2%, 2016	1,351,057	1,480,674

		$125,583,384

Utilities - Electric Power - 1.8%
CenterPoint Energy, Inc., 5.95%, 2017	$540,000	$607,352
Duke Energy Corp., 5.65%, 2013	1,090,000	1,213,954
EDP Finance B.V., 6%, 2018 (n)	2,600,000	2,674,594
Enel Finance International S.A., 6%, 2039 (n)	1,318,000	1,362,712
Entergy Corp., 5.125%, 2020	1,960,000	1,953,599
NiSource Finance Corp., 7.875%, 2010	1,030,000	1,037,123
TECO Energy, Inc., 5.15%, 2020	610,000	667,374
Waterford 3 Funding Corp., 8.09%, 2017	73,645	74,864

		$9,591,572

Total Bonds		$544,180,150

FLOATING RATE LOANS (g)(r) - 0.1%
Automotive - 0.1%
Ford Motor Co., Term Loan B-1, 3.03%, 2013	$672,364	$658,812

MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	7,670,460	$7,670,460

Total Investments		$552,509,422

OTHER ASSETS, LESS LIABILITIES - (0.6)%		(3,045,821)

NET ASSETS - 100.0%		$549,463,601

6

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research Bond Series

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,972,516 representing 9.3% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.085%, 2045	12/07/06	$332,092	$39,000
Anthracite Ltd., “A”, CDO, FRN, 0.616%, 2019	1/15/10 - 1/28/10	1,050,101	1,076,736
Anthracite Ltd., CDO, FRN, 1.106%, 2037	2/24/10	310,756	312,000
Banco Santander Chile, 3.75%, 2015	9/15/10	463,685	471,373
Banco Santander U.S. Debt S.A.U., 3.781%, 2015	9/27/10	1,500,000	1,489,500
Bayview Commercial Asset Trust, FRN, 2.15%, 2035	10/06/05	48,679	29,768
Bayview Commercial Asset Trust, FRN, 2.257%, 2036	3/29/06	38,330	19,661
Bayview Commercial Asset Trust, FRN, 2.257%, 2036	2/28/06	50,338	29,842
Bayview Commercial Asset Trust, FRN, 2.415%, 2036	5/16/06	34,866	26,851
Bayview Commercial Asset Trust, FRN, 3.212%, 2036	9/11/06	161,923	91,953
Bayview Commercial Asset Trust, FRN, 2.327%, 2036	10/25/06	83,906	45,728
Bayview Commercial Asset Trust, FRN, 2.461%, 2037	1/26/07	144,477	109,087
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040	3/01/06	190,131	83,315
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06 - 3/04/10	768,102	795,789
Capital Trust Realty Ltd., CDO, 5.27%, 2035	9/14/10	1,384,589	1,384,445
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019	7/22/10	664,929	670,136
Cox Communications, Inc., 9.375%, 2019	1/07/10 - 9/09/10	3,238,959	3,373,059
Crest G-Star, 2001-1A, “A”, CDO, 0.769%, 2016	7/21/10	915,957	894,765
Crest Ltd., “A1” CDO, FRN, 0.769%, 2018	1/21/10 - 3/04/10	868,037	930,649
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	319,447	351,836
Crest Ltd., “B”, CDO, FRN, 1.837%, 2035	1/12/10	750,121	838,695
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	92,806	97,845
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	764,516	779,555
Falcon Franchise Loan LLC, FRN, 3.271%, 2025	1/29/03	24,193	19,618
GMAC LLC, FRN, 6.02%, 2033	3/20/02	49,796	58,994
Gerdau S.A., 5.75%, 2021	9/23/10	1,693,772	1,735,010
Gold Fields Orogen Holdings Ltd., 4.875%, 2020	9/30/10	2,115,026	2,115,026
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	1,204,671	1,226,560
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	800,776	838,235
NBC Universal, Inc., 5.95%, 2041	9/27/10	950,341	980,266
NIBC Bank N.V., 2.8%, 2014	11/24/09	1,497,242	1,564,725
Preferred Term Securities XIX Ltd., CDO, FRN, 0.642%, 2035	9/08/05	94,967	54,606
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	129,451	126,089
Telemar Norte Leste S.A., 5.5%, 2020	4/16/09 - 9/22/10	295,739	374,625

Total Restricted Securities			$23,035,342
% of Net Assets			4.2%

7

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research Bond Series

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Research Bond Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	155,647,991	$—	$155,647,991
Non-U.S. Sovereign Debt	—	10,429,120	—	10,429,120
Municipal Bonds	—	8,004,782	—	8,004,782
Corporate Bonds	—	171,073,889	—	171,073,889
Residential Mortgage-Backed Securities	—	111,675,981	—	111,675,981
Commercial Mortgage-Backed Securities	—	28,839,077	—	28,839,077
Asset-Backed Securities (including CDOs)	—	14,644,169	—	14,644,169
Foreign Bonds	—	43,865,141	—	43,865,141
Other Fixed Income Securities	—	658,812	—	658,812
Mutual Funds	7,670,460	—	—	7,670,460

Total Investments	$7,670,460	$544,838,962	$—	$552,509,422

For further information regarding security characteristics, see the Portfolio of Investments.

9

MFS Research Bond Series

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$527,463,141

Gross unrealized appreciation	$27,192,934
Gross unrealized depreciation	(2,146,653)

Net unrealized appreciation (depreciation)	$25,046,281

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,260,136	250,665,742	(248,255,418)	7,670,460

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,839	$7,670,460

10

MFS® INVESTMENT MANAGEMENT

MFS® Research International Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited)

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.8%
Alcoholic Beverages - 1.3%
Heineken N.V.	42,910	$2,225,229

Apparel Manufacturers - 2.5%
Li & Fung Ltd.	154,000	$866,378
LVMH Moet Hennessy Louis Vuitton S.A.	23,780	3,488,187

		$4,354,565

Automotive - 2.2%
Bayerische Motoren Werke AG	31,070	$2,178,802
Bridgestone Corp.	85,000	1,548,694

		$3,727,496

Broadcasting - 1.6%
Publicis Groupe S.A.	29,240	$1,388,773
WPP Group PLC	126,975	1,405,231

		$2,794,004

Brokerage & Asset Managers - 3.3%
Aberdeen Asset Management PLC	333,190	$840,070
BM&F Bovespa S.A.	123,400	1,031,980
Deutsche Boerse AG	20,160	1,345,162
Hong Kong Exchanges & Clearing Ltd.	89,100	1,754,703
Nomura Holdings, Inc.	165,800	802,386

		$5,774,301

Business Services - 2.0%
Cognizant Technology Solutions Corp., “A” (a)	14,820	$955,445
Mitsubishi Corp.	70,600	1,675,355
Nomura Research, Inc.	43,700	821,338

		$3,452,138

Chemicals - 0.6%
Monsanto Co.	9,180	$439,997
Nufarm Ltd.	165,128	576,172

		$1,016,169

Computer Software - 0.5%
Dassault Systems S.A.	11,830	$870,226

Computer Software - Systems - 2.8%
Acer, Inc.	862,978	$2,193,251
Konica Minolta Holdings, Inc.	209,000	2,037,925
Ricoh Co. Ltd.	47,000	662,662

		$4,893,838

Conglomerates - 1.6%
Hutchison Whampoa Ltd.	294,000	$2,743,396

Construction - 0.7%
Geberit AG	4,389	$781,636
Urbi Desarrollos Urbanos S.A. de C.V. (a)	162,650	338,552

		$1,120,188

Consumer Products - 1.5%
Kimberly-Clark de Mexico S.A. de C.V., “A”	88,140	$561,224
Reckitt Benckiser Group PLC	38,460	2,115,192

		$2,676,416

Electrical Equipment - 3.4%
Legrand S.A.	11,850	$400,794
Schneider Electric S.A.	17,357	2,200,797
Siemens AG	31,290	3,302,862

		$5,904,453

Electronics - 1.3%
Samsung Electronics Co. Ltd.	2,418	$1,647,697
Taiwan Semiconductor Manufacturing Co. Ltd.	300,174	595,707

		$2,243,404

Energy - Independent - 1.2%
CNOOC Ltd.	285,000	$552,453
INPEX Corp.	277	1,304,037
Tullow Oil PLC	12,974	259,652

		$2,116,142

Energy - Integrated - 5.9%
BG Group PLC	109,550	$1,924,849
BP PLC	390,460	2,624,011
China Petroleum & Chemical Corp.	1,346,000	1,193,538
Royal Dutch Shell PLC, “A”	150,980	4,544,261

		$10,286,659

Engineering - Construction - 2.0%
Downer EDI Ltd.	78,940	$375,393
JGC Corp.	84,000	1,458,026
Keppel Corp. Ltd.	219,000	1,495,415
Outotec Oyj	1,417	59,999

		$3,388,833

Food & Beverages - 4.6%
Groupe Danone	44,815	$2,680,502
Nestle S.A.	100,104	5,332,971

		$8,013,473

Food & Drug Stores - 1.9%
Lawson, Inc.	43,200	$1,979,396
Tesco PLC	201,630	1,342,979

		$3,322,375

Insurance - 4.4%
Amlin PLC	54,210	$341,741
China Pacific Insurance Co. Ltd.	277,600	1,042,943
Hiscox Ltd.	124,712	683,334
ING Groep N.V. (a)	223,660	2,320,324
SNS REAAL Groep N.V. (a)	150,880	618,090
Swiss Reinsurance Co.	27,440	1,203,266
Zurich Financial Services Ltd.	6,270	1,469,476

		$7,679,174

Machinery & Tools - 3.1%
Beml Ltd.	20,700	$497,127
Glory Ltd.	57,800	1,411,073
KONE Oyj “B”	3,085	159,393
MAN SE	24,404	2,660,170
Schindler Holding AG	2,400	257,426

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Sinotruk Hong Kong Ltd.	302,500	$308,393

		$5,293,582

Major Banks - 11.8%
Bank of China Ltd.	2,130,000	$1,117,318
Barclays PLC	441,060	2,075,811
BNP Paribas	55,822	3,970,104
BOC Hong Kong Holdings Ltd.	370,500	1,174,697
Commonwealth Bank of Australia	43,540	2,153,416
Credit Suisse Group AG	48,270	2,063,135
HSBC Holdings PLC	460,125	4,662,125
Julius Baer Group Ltd.	15,676	570,631
KBC Group N.V. (a)	15,968	716,289
Sumitomo Mitsui Financial Group, Inc.	67,000	1,951,893

		$20,455,419

Medical & Health Technology & Services - 2.1%
Diagnosticos da America S.A.	67,700	$816,241
Miraca Holdings, Inc.	42,100	1,490,243
Rhoen-Klinikum AG	61,370	1,354,080

		$3,660,564

Medical Equipment - 0.7%
Synthes, Inc.	9,900	$1,144,497

Metals & Mining - 3.9%
BHP Billiton PLC	107,250	$3,411,699
Iluka Resources Ltd. (a)	209,870	1,217,099
Teck Resources Ltd., “B”	49,970	2,055,331

		$6,684,129

Natural Gas - Distribution - 1.1%
Tokyo Gas Co. Ltd.	404,000	$1,834,164

Network & Telecom - 0.9%
Ericsson, Inc., “B”	122,060	$1,340,055
Nokia Oyj	29,800	299,405

		$1,639,460

Oil Services - 0.7%
Schlumberger Ltd.	20,280	$1,249,451

Other Banks & Diversified Financials - 4.8%
Aeon Credit Service Co. Ltd.	90,200	$971,368
Banco Santander Brasil S.A., ADR	126,250	1,738,463
China Construction Bank	1,798,000	1,575,801
HDFC Bank Ltd., ADR	9,620	1,773,639
ICICI Bank Ltd.	77,120	1,910,108
ICICI Bank Ltd., ADR	7,490	373,377

		$8,342,756

Pharmaceuticals - 5.8%
Bayer AG	30,023	$2,093,511
Roche Holding AG	26,780	3,657,331
Sanofi-Aventis	44,350	2,954,990
Santen, Inc.	39,600	1,371,390

		$10,077,222

Precious Metals & Minerals - 0.8%
Newcrest Mining Ltd.	34,828	$1,335,411

Railroad & Shipping - 1.0%
East Japan Railway Co.	27,700	$1,672,353

Specialty Chemicals - 3.7%
Akzo Nobel N.V.	47,220	$2,913,186
Linde AG	22,110	2,877,907
Symrise AG	24,477	680,212

		$6,471,305

Specialty Stores - 2.0%
Esprit Holdings Ltd.	275,876	$1,496,920
Industria de Diseno Textil S.A.	25,420	2,019,278

		$3,516,198

Telecommunications - Wireless - 3.3%
Cellcom Israel Ltd.	20,310	$616,815
KDDI Corp.	214	1,024,114
Vivo Participacoes S.A., ADR	22,470	610,510
Vodafone Group PLC	1,386,270	3,421,152

		$5,672,591

Telephone Services - 2.5%
China Unicom Ltd.	534,000	$781,848
PT XL Axiata Tbk (a)	604,000	365,448
Royal KPN N.V.	145,920	2,256,810
Telecom Italia S.p.A.	680,250	880,340

		$4,284,446

Tobacco - 0.7%
Japan Tobacco, Inc.	368	$1,225,050

Trucking - 1.0%
Yamato Holdings Co. Ltd.	145,100	$1,755,522

Utilities - Electric Power - 3.6%
CEZ AS	18,580	$831,949
Cheung Kong Infrastructure Holdings Ltd.	108,000	428,723
E.ON AG	34,999	1,032,019
Energias de Portugal S.A.	403,670	1,383,462
Fortum Corp.	34,660	906,732
Red Electrica de Espana	18,292	860,187
Tractebel Energia S.A.	52,720	788,931

		$6,232,003

Total Common Stocks		$171,148,602

MONEY MARKET FUNDS (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	1,426,517	$1,426,517

Total Investments		$172,575,119

OTHER ASSETS, LESS LIABILITIES - 0.4%		710,673

NET ASSETS - 100.0%		$173,285,792

2

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Research International Series

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$171,148,602	$—	$—	$171,148,602
Mutual Funds	1,426,517	—	—	1,426,517

Total Investments	$172,575,119	$—	$—	$172,575,119

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $98,612,866 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

4

MFS Research International Series

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$176,149,691

Gross unrealized appreciation	$14,838,218
Gross unrealized depreciation	(18,412,790)

Net unrealized appreciation (depreciation)	$(3,574,572)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,839,795	38,824,168	(39,237,446)	1,426,517

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,561	$1,426,517

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United Kingdom	17.1%
Japan	15.6%
France	10.3%
Germany	10.1%
Switzerland	9.5%
Netherlands	6.0%
Hong Kong	4.9%
China	3.8%
Australia	3.3%
Other Countries	19.4%

5

MFS® Strategic Income Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - 94.4%
Aerospace - 0.5%
Alliant Techsystems, Inc., 6.875%, 2020	$20,000	$20,325
BE Aerospace, Inc., 8.5%, 2018	30,000	32,700
BE Aerospace, Inc., 6.875%, 2020	10,000	10,200
Bombardier, Inc., 7.5%, 2018 (n)	55,000	59,125
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	50,000	38,562
Oshkosh Corp., 8.25%, 2017	15,000	16,125
Oshkosh Corp., 8.5%, 2020	20,000	21,650

		$198,687

Airlines - 0.1%
American Airlines Pass-Through Trust, 7.377%, 2019	$22,719	$20,788

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$30,000	$31,687
Phillips-Van Heusen Corp., 7.375%, 2020	35,000	36,881

		$68,568

Asset-Backed & Securitized - 4.6%
ARCap REIT, Inc., CDO, “H”, 6.083%, 2045 (z)	$100,000	$6,000
Bank of Nova Scotia, 1.45%, 2013 (n)	150,000	151,622
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040 (z)	190,131	83,316
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	36,269	36,269
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	110,000	110,066
Compagnie de Financement Foncier, FRN, 1.262%, 2012 (n)	200,000	199,663
Crest Ltd., “A1” CDO, FRN, 0.769%, 2018 (z)	101,081	81,875
Crest Ltd., CDO, 7%, 2040	139,398	6,970
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	98,035	98,827
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	173,909	181,013
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	132,219	108,419
Falcon Franchise Loan LLC, FRN, 3.271%, 2025 (i)(z)	399,860	31,949
First Union National Bank Commercial Mortgage Trust, FRN, 1.105%, 2043 (i)(n)	1,449,117	3,072
First Union-Lehman Brothers Bank of America, FRN, 0.579%, 2035 (i)	1,273,089	23,116
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	86,636	90,883
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	100,000	104,913
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.054%, 2030 (i)	324,438	8,051
Morgan Stanley Capital I, Inc., FRN, 1.258%, 2039 (i)(z)	1,023,179	32,742
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)	171,000	172,490
Salomon Brothers Mortgage Securities, Inc., FRN, 6.929%, 2032 (z)	134,179	142,374

		$1,673,630

Automotive - 1.2%
Accuride Corp., 9.5%, 2018 (n)	$25,000	$26,250
Allison Transmission, Inc., 11%, 2015 (n)	50,000	54,250
Ford Motor Credit Co. LLC, 12%, 2015	200,000	251,893
General Motors Corp., 7.125%, 2013 (d)	35,000	11,287
Goodyear Tire & Rubber Co., 10.5%, 2016	50,000	56,625
Johnson Controls, Inc., 5.25%, 2011	30,000	30,385

		$430,690

Basic Industry - 0.1%
TriMas Corp., 9.75%, 2017 (n)	$35,000	$37,625

Biotechnology - 0.0%
UHS Escrow Corp., 7%, 2018 (z)	$5,000	$5,163

Broadcasting - 2.2%
Allbritton Communications Co., 8%, 2018	$15,000	$15,037
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	19,923	10,189
CBS Corp., 5.75%, 2020	20,000	22,214
Entravision Communications Corp., 8.75%, 2017 (n)	5,000	5,100
Intelsat Jackson Holdings Ltd., 9.5%, 2016	115,000	122,619
Intelsat Jackson Holdings Ltd., 7.25%, 2020 (z)	20,000	20,100
Lamar Media Corp., 6.625%, 2015 40,000	40,950
Lamar Media Corp., “C”, 6.625%, 2015	20,000	20,250
LBI Media, Inc., 8.5%, 2017 (z)	30,000	25,500
Local TV Finance LLC, 10%, 2015 (p)(z)	41,245	35,138
NBC Universal, Inc., 5.95%, 2041 (z)	103,000	105,947
Newport Television LLC, 13%, 2017 (n)(p)	15,219	13,124
News America, Inc., 6.4%, 2035	100,000	110,897
News America, Inc., 6.9%, 2039	29,000	34,175
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	59,848	57,537
Nexstar Broadcasting Group, Inc., 7%, 2014	20,000	19,750
Salem Communications Corp., 9.625%, 2016	9,000	9,563
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	15,000	16,087

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
Sinclair Broadcast Group, Inc., 8.375%, 2018 (z)	$5,000	$5,037
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	20,000	21,250
Univision Communications, Inc., 12%, 2014 (n)	20,000	21,875
Univision Communications, Inc., 9.75%, 2015 (n)(p)	58,097	55,289

		$787,628

Brokerage & Asset Managers - 1.1%
BlackRock, Inc., 3.5%, 2014	$90,000	$95,501
E*TRADE Financial Corp., 7.875%, 2015	30,000	29,325
E*TRADE Financial Corp., 12.5%, 2017	5,000	5,700
Janus Capital Group, Inc., 6.95%, 2017	45,000	47,008
Nuveen Investments, Inc., 10.5%, 2015	15,000	14,906
TD AMERITRADE Holding Corp., 5.6%, 2019	200,000	221,003

		$413,443

Building - 1.2%
Associated Materials, Inc., 11.25%, 2014	$50,000	$52,250
Building Materials Holding Corp., 6.875%, 2018 (n)	15,000	14,737
Building Materials Holding Corp., 7%, 2020 (n)	15,000	15,375
CRH PLC, 8.125%, 2018	80,000	96,466
Lafarge S.A., 6.15%, 2011	160,000	164,847
Masco Corp., 7.125%, 2020	15,000	15,366
Nortek, Inc., 11%, 2013	55,177	58,626
Ply Gem Industries, Inc., 11.75%, 2013	25,000	26,750

		$444,417

Business Services - 0.5%
First Data Corp., 9.875%, 2015	$40,000	$32,700
Interactive Data Corp., 10.25%, 2018 (n)	20,000	21,400
Iron Mountain, Inc., 6.625%, 2016	40,000	40,200
Iron Mountain, Inc., 8.375%, 2021	15,000	16,219
SunGard Data Systems, Inc., 10.25%, 2015	61,000	64,203

		$174,722

Cable TV - 2.3%
Cablevision Systems Corp., 8.625%, 2017	$25,000	$27,500
CCH II LLC, 13.5%, 2016	10,000	11,875
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	5,000	5,187
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	5,000	5,300
Charter Communications Operating LLC, 10.875%, 2014 (n)	75,000	84,938
CSC Holdings LLC, 8.5%, 2014	50,000	55,062
CSC Holdings LLC, 8.5%, 2015	15,000	16,387
DIRECTV Holdings LLC, 5.875%, 2019	40,000	45,399
EchoStar Corp., 7.125%, 2016	45,000	47,306
Insight Communications Co., Inc., 9.375%, 2018 (n)	20,000	21,250
Mediacom LLC, 9.125%, 2019	35,000	36,225
Myriad International Holdings B.V., 6.375%, 2017 (n)	100,000	103,560
TCI Communications, Inc., 9.8%, 2012	81,000	89,935
Time Warner Cable, Inc., 8.25%, 2019	120,000	154,929
Videotron LTEE, 6.875%, 2014	25,000	25,375
Virgin Media Finance PLC, 9.125%, 2016	100,000	107,000

		$837,228

Chemicals - 2.0%
Ashland, Inc., 9.125%, 2017	$60,000	$68,700
Braskem S.A., 7%, 2020 (z)	100,000	105,625
Celanese U.S. Holdings LLC, 6.625%, 2018 (z)	20,000	20,450
Dow Chemical Co., 8.55%, 2019	170,000	214,657
Hexion Specialty Chemicals, Inc., 8.875%, 2018	55,000	53,900
Huntsman International LLC, 8.625%, 2021 (z)	50,000	51,750
Lyondell Chemical Co., 11%, 2018	24,207	26,779
Momentive Performance Materials, Inc., 12.5%, 2014	44,000	49,720
Momentive Performance Materials, Inc., 11.5%, 2016	19,000	19,000
Nalco Finance Holdings, Inc., 9%, 2014	55,000	56,237
Solutia, Inc., 7.875%, 2020	45,000	48,094

		$714,912

Computer Software - 0.2%
Oracle Corp., 5.375%, 2040 (n)	$66,000	$70,988

Conglomerates - 0.1%
Amsted Industries, Inc., 8.125%, 2018 (n)	$30,000	$31,237
Pinafore LLC, 9%, 2018 (z)	10,000	10,500

		$41,737

Construction - 0.4%
Lennar Corp., 5.125%, 2010	$130,000	$130,000

Consumer Products - 1.2%
ACCO Brands Corp., 10.625%, 2015	$5,000	$5,587
ACCO Brands Corp., 7.625%, 2015	15,000	14,400
Central Garden & Pet Co., 8.25%, 2018	25,000	25,531
Easton-Bell Sports, Inc., 9.75%, 2016	20,000	21,725
Fortune Brands, Inc., 5.125%, 2011	147,000	148,689
Hasbro, Inc., 6.125%, 2014	20,000	21,869

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Consumer Products - continued
Jarden Corp., 7.5%, 2017	$35,000	$36,225
Libbey Glass, Inc., 10%, 2015 (n)	30,000	32,250
NBTY, Inc., 9%, 2018 (z)	5,000	5,250
Newell Rubbermaid, Inc., 4.7%, 2020	61,000	63,865
Visant Corp., 10%, 2017 (z)	25,000	26,125
Whirlpool Corp., 8%, 2012	48,000	52,306

		$453,822

Consumer Services - 1.2%
KAR Holdings, Inc., 10%, 2015	$30,000	$31,500
KAR Holdings, Inc., FRN, 4.465%, 2014	20,000	18,500
Service Corp. International, 7%, 2017	80,000	84,600
Service Corp. International, 7.625%, 2018	39,000	41,730
Ticketmaster Entertainment, Inc., 10.75%, 2016	25,000	27,375
Western Union Co., 5.4%, 2011	210,000	219,260

		$422,965

Containers - 0.6%
Graham Packaging Holdings Co., 9.875%, 2014	$55,000	$57,062
Graham Packaging Holdings Co., 8.25%, 2018 (z)	5,000	5,081
Greif, Inc., 6.75%, 2017	145,000	149,531
Owens-Illinois, Inc., 7.375%, 2016	20,000	21,525

		$233,199

Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$139,000	$153,393
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	47,211
ManTech International Corp., 7.25%, 2018	25,000	25,936
MOOG, Inc., 7.25%, 2018	15,000	15,225

		$241,765

Electronics - 0.2%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$15,000	$15,975
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	20,000	20,800
Jabil Circuit, Inc., 7.75%, 2016	25,000	27,406

		$64,181

Emerging Market Quasi-Sovereign - 1.5%
Banco do Brasil S.A., 5.375%, 2021 (z)	$112,000	$112,489
IIRSA Norte Finance Ltd., 8.75%, 2024	112,438	129,866
Petrobras International Finance Co., 7.875%, 2019	66,000	82,309
Petroleos Mexicanos, 5.5%, 2021	100,000	99,011
VTB Capital S.A., 6.465%, 2015 (n)	123,000	127,305

		$550,980

Emerging Market Sovereign - 0.4%
Republic of Argentina, FRN, 0.677%, 2012	$49,075	$44,503
Republic of South Africa, 5.5%, 2020	100,000	111,750

		$156,253

Energy - Independent - 2.7%
Anadarko Petroleum Corp., 5.95%, 2016	$20,000	$21,839
Anadarko Petroleum Corp., 8.7%, 2019	15,000	18,241
EnCana Corp., 6.5%, 2019	50,000	61,204
Harvest Operations Corp., 6.875%, 2017 (z)	10,000	10,225
Hilcorp Energy I LP, 9%, 2016 (n)	55,000	57,061
Linn Energy LLC, 7.75%, 2021 (z)	23,000	23,201
Newfield Exploration Co., 6.625%, 2014	40,000	40,900
Newfield Exploration Co., 6.625%, 2016	30,000	31,200
OPTI Canada, Inc., 9.75%, 2013 (n)	30,000	30,450
OPTI Canada, Inc., 8.25%, 2014	50,000	38,000
Penn Virginia Corp., 10.375%, 2016	100,000	109,500
Petrohawk Energy Corp., 10.5%, 2014	20,000	22,650
Pioneer Natural Resources Co., 6.875%, 2018	35,000	37,461
Pioneer Natural Resources Co., 7.5%, 2020	90,000	99,036
Plains Exploration & Production Co., 7%, 2017	70,000	71,750
QEP Resources, Inc., 6.875%, 2021	15,000	16,236
Quicksilver Resources, Inc., 8.25%, 2015	35,000	36,925
Quicksilver Resources, Inc., 9.125%, 2019	20,000	21,925
Range Resources Corp., 8%, 2019	30,000	32,775
Range Resources Corp., 6.75%, 2020	25,000	26,000
SandRidge Energy, Inc., 8%, 2018 (n)	65,000	63,375
Southwestern Energy Co., 7.5%, 2018	25,000	28,250
Talisman Energy, Inc., 7.75%, 2019	10,000	12,765
Williams Cos., Inc., FRN, 2.533%, 2010 (n)	80,000	80,000

		$990,969

Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 2020	$29,000	$29,656
Cenovus Energy, Inc., 4.5%, 2014	30,000	33,026
Hess Corp., 8.125%, 2019	30,000	39,445
Petro-Canada, 5%, 2014	110,000	120,556

		$222,683

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Entertainment - 0.3%
AMC Entertainment, Inc., 11%, 2016	$40,000	$42,700
AMC Entertainment, Inc., 8.75%, 2019	30,000	31,612
Cinemark USA, Inc., 8.625%, 2019	45,000	47,925

		$122,237

Financial Institutions - 2.5%
CIT Group, Inc., 7%, 2014	$40,000	$39,900
CIT Group, Inc., 7%, 2017	100,000	97,875
CIT Group, Inc., 10.25%, 2017	60,000	62,100
General Electric Capital Corp., 6%, 2019	30,000	33,756
General Electric Capital Corp., 5.5%, 2020	80,000	87,513
General Electric Capital Corp., FRN, 0.595%, 2012	90,000	88,778
GMAC, Inc., 6.75%, 2014	125,000	130,234
GMAC, Inc., 8%, 2031	73,000	78,292
International Lease Finance Corp., 5.625%, 2013	35,000	34,344
International Lease Finance Corp., 8.75%, 2017 (n)	50,000	53,625
International Lease Finance Corp., 7.125%, 2018 (n)	22,000	23,705
Nationstar Mortgage LLC, 10.875%, 2015 (z)	15,000	12,562
ORIX Corp., 5.48%, 2011	130,000	135,217
SLM Corp., 8%, 2020	15,000	14,885

		$892,786

Food & Beverages - 2.1%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$140,000	$181,610
ARAMARK Corp., 8.5%, 2015	30,000	31,200
B&G Foods, Inc., 7.625%, 2018	25,000	26,031
Constellation Brands, Inc., 7.25%, 2016	15,000	15,956
Del Monte Foods Co., 6.75%, 2015	50,000	51,687
Kraft Foods, Inc., 6.125%, 2018	80,000	94,538
Miller Brewing Co., 5.5%, 2013 (n)	150,000	164,954
Pinnacle Foods Finance LLC, 9.25%, 2015	45,000	46,800
Smithfield Foods, Inc., 7.75%, 2017	20,000	20,275
TreeHouse Foods, Inc., 7.75%, 2018	35,000	37,625
Tyson Foods, Inc., 7.35%, 2016	70,000	77,438

		$748,114

Forest & Paper Products - 1.0%
Boise, Inc., 8%, 2020	$30,000	$31,050
Cascades, Inc., 7.75%, 2017	25,000	26,063
Georgia-Pacific Corp., 7.125%, 2017 (n)	35,000	37,056
Georgia-Pacific Corp., 8%, 2024	55,000	61,737
Georgia-Pacific Corp., 7.25%, 2028	10,000	10,275
Graphic Packaging Holding Co., 7.875%, 2018	5,000	5,137
Millar Western Forest Products Ltd., 7.75%, 2013	75,000	66,938
Sappi Papier Holding GmbH, 6.75%, 2012 (z)	15,000	15,118
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	105,500

		$358,874

Gaming & Lodging - 1.7%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	$65,000	$10
Gaylord Entertainment Co., 6.75%, 2014	35,000	34,300
GWR Operating Partnership LLP, 10.875%, 2017 (n)	20,000	20,350
Harrah’s Operating Co., Inc., 11.25%, 2017	70,000	76,650
Harrah’s Operating Co., Inc., 10%, 2018	2,000	1,600
Harrah’s Operating Co., Inc., 10%, 2018	24,000	19,170
Host Hotels & Resorts, Inc., 6.75%, 2016	40,000	41,450
Host Hotels & Resorts, Inc., 9%, 2017	30,000	33,487
Marriott International, Inc., 5.625%, 2013	80,000	85,425
MGM Mirage, 10.375%, 2014	5,000	5,561
MGM Mirage, 11.125%, 2017	10,000	11,387
MGM Mirage, 9%, 2020 (n)	30,000	31,575
MGM Resorts International, 11.375%, 2018	30,000	28,575
Penn National Gaming, Inc., 8.75%, 2019	35,000	37,186
Pinnacle Entertainment, Inc., 7.5%, 2015	20,000	19,350
Royal Caribbean Cruises Ltd., 11.875%, 2015	15,000	18,188
Station Casinos, Inc., 6%, 2012 (d)	35,000	6
Station Casinos, Inc., 6.5%, 2014 (d)	85,000	9
Station Casinos, Inc., 6.875%, 2016 (d)	180,000	288
Wyndham Worldwide Corp., 6%, 2016	40,000	41,729
Wyndham Worldwide Corp., 5.75%, 2018	90,000	90,285
Wyndham Worldwide Corp., 7.375%, 2020	15,000	16,031
Wynn Las Vegas LLC, 7.75%, 2020 (n)	10,000	10,550

		$623,162

General Merchandise - 0.0%
Sears Holding Corp., 6.625%, 2018 (z)	$5,000	$5,000

Industrial - 0.6%
Altra Holdings, Inc., 8.125%, 2016	$25,000	$26,000
Baldor Electric Co., 8.625%, 2017	55,000	58,850
Diversey, Inc., 8.25%, 2019	20,000	21,400

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Industrial - continued
Great Lakes Dredge & Dock Corp., 7.75%, 2013		$30,000	$30,150
Mueller Water Products, Inc., 7.375%, 2017		15,000	13,237
Mueller Water Products, Inc., 8.75%, 2020 (n)		16,000	16,800
Steelcase, Inc., 6.5%, 2011		61,000	62,799

			$229,236

Insurance - 2.9%
Aflac, Inc., 6.45%, 2040		$80,000	$83,295
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	141,352
American International Group, Inc., 8.175% to 2038, FRN to 2068		$85,000	85,000
ING Groep N.V., 5.775% to 2015, FRN to 2049		210,000	188,475
Metropolitan Life Global Funding, 2.875%, 2012 (n)		140,000	144,385
Metropolitan Life Global Funding, 5.125%, 2014 (n)		40,000	44,376
Principal Financial Group, Inc., 8.875%, 2019		80,000	105,289
Prudential Financial, Inc., 6.2%, 2015		80,000	90,107
Prudential Financial, Inc., 5.375%, 2020		50,000	54,048
Unum Group, 7.125%, 2016		90,000	103,867

			$1,040,194

Insurance - Property & Casualty - 1.6%
Aon Corp., 3.5%, 2015		$90,000	$91,690
AXIS Capital Holdings Ltd., 5.75%, 2014		130,000	138,587
AXIS Capital Holdings Ltd., 5.875%, 2020		40,000	40,827
CNA Financial Corp., 5.875%, 2020		100,000	101,967
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		50,000	59,000
PartnerRe Ltd., 5.5%, 2020		66,000	68,616
USI Holdings Corp., 9.75%, 2015 (z)		95,000	92,150

			$592,837

International Market Quasi-Sovereign -3.3%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	63,000	$63,094
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	146,556
Finance for Danish Industry A.S., FRN, 0.619%, 2012 (n)		110,000	110,736
ING Bank N.V., 3.9%, 2014 (n)		150,000	163,669
Irish Life & Permanent PLC, 3.6%, 2013 (n)		200,000	188,956
LeasePlan Corp. N.V., 3%, 2012 (n)		60,000	61,998
Nationwide Building Society, FRN, 0.549%, 2012 (n)		160,000	159,717
Royal Bank of Scotland PLC, FRN, 1.097%, 2012 (n)		183,000	184,050
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	106,217

			$1,184,993

International Market Sovereign - 13.3%
Federal Republic of Germany, 3.75%, 2015	EUR	206,000	$308,531
Federal Republic of Germany, 4.25%, 2018	EUR	246,000	387,575
Federal Republic of Germany, 6.25%, 2030	EUR	100,000	204,648
Government of Canada, 4.5%, 2015	CAD	65,000	70,444
Government of Canada, 5.75%, 2033	CAD	11,000	14,717
Government of Japan, 1.5%, 2012	JPY	15,000,000	183,857
Government of Japan, 1.3%, 2014	JPY	32,500,000	406,450
Government of Japan, 1.7%, 2017	JPY	45,650,000	592,553
Government of Japan, 2.2%, 2027	JPY	14,650,000	192,440
Government of Japan, 2.4%, 2037	JPY	15,450,000	207,553
Kingdom of Belgium, 5.5%, 2017	EUR	45,000	72,297
Kingdom of Spain, 4.6%, 2019	EUR	49,000	69,722
Kingdom of the Netherlands, 3.75%, 2014	EUR	219,000	324,959
Kingdom of the Netherlands, 5.5%, 2028	EUR	27,000	49,811
Republic of Austria, 4.65%, 2018	EUR	106,000	165,305
Republic of France, 4.75%, 2012	EUR	100,000	146,682
Republic of France, 6%, 2025	EUR	84,000	155,662
Republic of France, 4.75%, 2035	EUR	114,000	194,178
Republic of Italy, 4.75%, 2013	EUR	204,000	294,219
Republic of Italy, 5.25%, 2017	EUR	273,000	417,367
United Kingdom Treasury, 8%, 2015	GBP	104,000	213,609
United Kingdom Treasury, 8%, 2021	GBP	39,000	89,057
United Kingdom Treasury, 4.25%, 2036	GBP	54,000	89,901

			$4,851,537

Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$100,000	$101,049
Province of Ontario, 5.45%, 2016		95,000	112,129

			$213,178

Machinery & Tools - 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$135,000	$149,811
Case Corp., 7.25%, 2016		15,000	15,975
Case New Holland, Inc., 7.875%, 2017 (n)		45,000	48,881
Rental Service Corp., 9.5%, 2014		25,000	25,906

			$240,573

Major Banks - 4.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$240,000	$172,500
Bank of America Corp., 7.375%, 2014		50,000	57,468
Bank of America Corp., 8% to 2018, FRN to 2049		70,000	72,208

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
Bank of New York Mellon Corp., 4.3%, 2014	$60,000	$65,878
Barclays Bank PLC, 5.125%, 2020	100,000	108,115
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	26,000	24,440
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	99,000
Commonwealth Bank of Australia, 5%, 2019 (n)	80,000	86,724
Goldman Sachs Group, Inc., 6%, 2014	50,000	55,783
Goldman Sachs Group, Inc., 7.5%, 2019	86,000	102,319
JPMorgan Chase Capital XXII, 6.45%, 2087	71,000	71,098
JPMorgan Chase Capital XXVII, 7%, 2039	20,000	20,533
Macquarie Group Ltd., 6%, 2020 (n)	108,000	112,933
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	32,829
Morgan Stanley, 6.75%, 2011	40,000	41,199
Morgan Stanley, 6%, 2014	100,000	109,785
Morgan Stanley, 5.625%, 2019	100,000	104,115
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	55,000	52,661
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	104,304
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	125,000	125,156
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	49,000	51,573

		$1,670,621

Medical & Health Technology & Services - 3.3%
Biomet, Inc., 10%, 2017	$5,000	$5,519
Biomet, Inc., 11.625%, 2017	55,000	61,256
Cardinal Health, Inc., 5.8%, 2016	94,000	108,936
Community Health Systems, Inc., 8.875%, 2015	80,000	85,000
Cooper Cos., Inc., 7.125%, 2015	35,000	35,350
DaVita, Inc., 6.625%, 2013	14,000	14,227
DaVita, Inc., 7.25%, 2015	73,000	75,783
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	20,000	22,800
HCA, Inc., 9.25%, 2016	115,000	124,486
HCA, Inc., 8.5%, 2019	25,000	27,875
HealthSouth Corp., 8.125%, 2020	60,000	62,400
Hospira, Inc., 5.55%, 2012	50,000	53,645
Hospira, Inc., 6.05%, 2017	60,000	68,906
McKesson Corp., 5.7%, 2017	40,000	46,577
Owens & Minor, Inc., 6.35%, 2016	70,000	71,452
Psychiatric Solutions, Inc., 7.75%, 2015	15,000	15,600
Psychiatric Solutions, Inc., 7.75%, 2015	20,000	20,800
Tenet Healthcare Corp., 9.25%, 2015	55,000	59,056
Tenet Healthcare Corp., 8%, 2020 (n)	10,000	9,975
U.S. Oncology, Inc., 10.75%, 2014	35,000	36,400
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,338
United Surgical Partners International, Inc., 9.25%, 2017 (p)	15,000	15,450
Universal Hospital Services, Inc., 8.5%, 2015 (p)	55,000	55,344
Universal Hospital Services, Inc., FRN, 4.133%, 2015	10,000	8,600
Vanguard Health Systems, Inc., 8%, 2018	40,000	40,600
VWR Funding, Inc., 10.25%, 2015 (p)	47,531	49,313

		$1,190,688

Metals & Mining - 1.4%
Arch Coal, Inc., 7.25%, 2020	$10,000	$10,561
Arch Western Finance LLC, 6.75%, 2013	17,000	17,191
Cloud Peak Energy, Inc., 8.25%, 2017	35,000	36,969
Cloud Peak Energy, Inc., 8.5%, 2019	40,000	42,900
CONSOL Energy, Inc., 8%, 2017 (n)	20,000	21,650
CONSOL Energy, Inc., 8.25%, 2020 (n)	15,000	16,388
FMG Finance Ltd., 10.625%, 2016 (n)	40,000	49,250
Gerdau S.A., 5.75%, 2021 (z)	102,000	103,492
Rio Tinto Finance USA Ltd., 5.875%, 2013	30,000	33,437
Southern Copper Corp., 6.75%, 2040	100,000	109,181
Teck Resources Ltd., 10.25%, 2016	6,000	7,290
U.S. Steel Corp., 7.375%, 2020	20,000	20,850
Vale Overseas Ltd., 6.875%, 2039	33,000	37,817

		$506,976

Mortgage-Backed - 1.6%
Fannie Mae, 6%, 2017	$64,553	$69,964
Fannie Mae, 5.5%, 2020 - 2034	397,883	429,386
Freddie Mac, 4.224%, 2020	94,792	101,527

		$600,877

Natural Gas - Distribution - 0.4%
AmeriGas Partners LP, 7.125%, 2016	$55,000	$57,337
Ferrellgas Partners LP, 8.625%, 2020	35,000	37,537
Inergy LP, 6.875%, 2014	35,000	35,700
Inergy LP, 7%, 2018 (z)	25,000	25,625

		$156,199

Natural Gas - Pipeline - 1.9%
Atlas Pipeline Partners LP, 8.125%, 2015	$45,000	$45,450

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
CenterPoint Energy, Inc., 7.875%, 2013	$142,000	$163,513
Crosstex Energy, Inc., 8.875%, 2018	35,000	36,662
El Paso Corp., 8.25%, 2016	35,000	38,937
El Paso Corp., 7%, 2017	45,000	47,784
El Paso Corp., 7.75%, 2032	15,000	15,575
Energy Transfer Equity LP, 7.5%, 2020	15,000	15,787
Enterprise Products Partners LP, FRN, 8.375%, 2066	20,000	20,875
Enterprise Products Partners LP, FRN, 7.034%, 2068	12,000	11,940
Kinder Morgan Finance Corp., 5.35%, 2011	169,000	171,111
MarkWest Energy Partners LP, 6.875%, 2014	30,000	30,336
Spectra Energy Capital LLC, 8%, 2019	66,000	83,539

		$681,509

Network & Telecom - 2.5%
AT&T, Inc., 5.8%, 2019	$70,000	$83,443
CenturyLink, Inc., 7.6%, 2039	90,000	88,059
Cincinnati Bell, Inc., 8.25%, 2017	10,000	10,100
Cincinnati Bell, Inc., 8.75%, 2018	35,000	34,125
Citizens Communications Co., 9%, 2031	15,000	15,994
France Telecom, 4.375%, 2014	80,000	88,197
Frontier Communications Corp., 8.5%, 2020	35,000	38,631
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	55,000	58,436
Qwest Communications
International, Inc., 8%, 2015	10,000	10,825
Qwest Communications
International, Inc., 7.125%, 2018 (n)	35,000	36,750
Qwest Corp., 7.5%, 2014	65,000	73,450
Telecom Italia Capital, 4.875%, 2010	26,000	26,000
Telefonica S.A., 5.877%, 2019	80,000	91,547
Verizon Communications, Inc., 8.75%, 2018	80,000	108,858
Verizon New England, Inc., 6.5%, 2011	60,000	63,086
Windstream Corp., 8.625%, 2016	70,000	74,025
Windstream Corp., 8.125%, 2018 (n)	5,000	5,175
Windstream Corp., 7.75%, 2020 (z)	15,000	15,113

		$921,814

Oil Services - 0.8%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$25,000	$25,125
Basic Energy Services, Inc., 7.125%, 2016	15,000	13,575
Edgen Murray II, LP, 12.25%, 2015	15,000	10,837
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	20,000	17,600
Pioneer Drilling Co., 9.875%, 2018 (n)	25,000	25,562
Pride International, Inc., 6.875%, 2020	40,000	43,550
Smith International, Inc., 9.75%, 2019	100,000	143,351

		$279,600

Other Banks & Diversified Financials - 3.9%
American Express Centurion Bank, 5.2%, 2010	$250,000	$251,567
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (z)	100,000	99,820
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	135,000	142,578
Bosphorus Financial Services Ltd., FRN, 2.176%, 2012 (z)	37,500	36,839
Capital One Financial Corp., 10.25%, 2039	100,000	108,250
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	25,000	26,250
Citigroup, Inc., 6.375%, 2014	80,000	88,838
Citigroup, Inc., 6.01%, 2015	60,000	65,964
Citigroup, Inc., 8.5%, 2019	52,000	64,290
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	102,000	117,410
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	110,000	115,234
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	120,235
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	115,200
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	78,896

		$1,431,371

Pharmaceuticals - 1.2%
Pfizer, Inc., 6.2%, 2019	$160,000	$197,001
Roche Holdings, Inc., 6%, 2019 (n)	140,000	169,605
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	45,427
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (z)	5,000	5,100
Valeant Pharmaceuticals International, Inc., 7%, 2020 (z)	5,000	5,113

		$422,246

Pollution Control - 0.6%
Allied Waste North America, Inc., 7.125%, 2016	$125,000	$133,906
Republic Services, Inc., 5.25%, 2021	80,000	88,390

		$222,296

Printing & Publishing - 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$3,191	$3,134
American Media Operations, Inc., 14%, 2013 (p)(z)	34,987	21,465
Nielsen Finance LLC, 10%, 2014	65,000	68,331

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Printing & Publishing - continued
Nielsen Finance LLC, 11.5%, 2016	$20,000	$22,700
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	66,000	66,081
Nielsen Finance LLC, 7.75%, 2018 (z)	10,000	9,927

		$191,638

Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$45,000	$48,431
Panama Canal Railway Co., 7%, 2026 (n)	95,100	82,261

		$130,692

Real Estate - 1.2%
Developers Diversified Realty Corp., REIT, 7.875%, 2020	$10,000	$10,362
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	30,000	32,175
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	30,000	30,337
Kimco Realty Corp., REIT, 6.875%, 2019	22,000	25,615
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	220,764
WEA Finance LLC, REIT, 5.4%, 2012 (n)	50,000	53,335
WEA Finance LLC, REIT, 6.75%, 2019 (n)	60,000	71,088

		$443,676

Retailers - 2.2%
AutoZone, Inc., 6.5%, 2014	$150,000	$169,737
Couche-Tard, Inc., 7.5%, 2013	65,000	65,975
Express LLC/Express Finance Corp., 8.75%, 2018	20,000	21,100
Limited Brands, Inc., 5.25%, 2014	25,000	25,500
Limited Brands, Inc., 6.9%, 2017	25,000	26,500
Limited Brands, Inc., 6.95%, 2033	15,000	13,725
Macy’s, Inc., 5.75%, 2014	30,000	31,800
Macy’s, Inc., 8.375%, 2015	120,000	137,400
Macy’s, Inc., 5.9%, 2016	40,000	42,600
Neiman Marcus Group, Inc., 10.375%, 2015	35,000	36,750
QVC, Inc., 7.375%, 2020 (n)	25,000	25,875
Sally Beauty Holdings, Inc., 10.5%, 2016	45,000	49,275
Staples, Inc., 9.75%, 2014	80,000	99,060
Toys “R” Us, Inc., 10.75%, 2017	30,000	33,900
Toys “R” Us, Inc., 8.5%, 2017 (n)	15,000	15,863

		$795,060

Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$25,000	$27,156
Payless ShoeSource, Inc., 8.25%, 2013	44,000	44,660

		$71,816

Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$90,000	$101,580

Supranational - 0.4%
Central American Bank, 4.875%, 2012 (n)	$140,000	$145,367

Telecommunications - Wireless - 2.0%
American Tower Corp., 4.625%, 2015	$40,000	$42,659
Clearwire Corp., 12%, 2015 (n)	50,000	53,875
Cricket Communications, Inc., 7.75%, 2016	20,000	21,225
Crown Castle International Corp., 9%, 2015	20,000	22,050
Crown Castle International Corp., 7.75%, 2017 (n)	15,000	16,575
Crown Castle International Corp., 7.125%, 2019	60,000	63,900
Crown Castle Towers LLC, 6.113%, 2040 (n)	104,000	114,892
MetroPCS Wireless, Inc., 9.25%, 2014	15,000	15,713
MetroPCS Wireless, Inc., 7.875%, 2018	10,000	10,300
Nextel Communications, Inc., 6.875%, 2013	30,000	30,186
NII Holdings, Inc., 10%, 2016	30,000	34,125
NII Holdings, Inc., 8.875%, 2019	20,000	22,225
Rogers Cable, Inc., 5.5%, 2014	79,000	88,559
SBA Communications Corp., 8.25%, 2019	10,000	11,000
Sprint Capital Corp., 6.875%, 2028	15,000	13,725
Sprint Nextel Corp., 8.375%, 2017	70,000	75,950
Sprint Nextel Corp., 8.75%, 2032	20,000	21,000
Wind Acquisition Finance S.A., 12%, 2015 (n)	75,000	79,406

		$737,365

Telephone Services - 0.1%
Frontier Communications Corp., 8.125%, 2018	$40,000	$43,700

Tobacco - 1.2%
Alliance One International, Inc., 10%, 2016	$20,000	$21,650
Altria Group, Inc., 9.25%, 2019	130,000	174,260
Lorillard Tobacco Co., 8.125%, 2019	37,000	42,352
Lorillard Tobacco Co., 6.875%, 2020	50,000	52,886
Reynolds American, Inc., 6.75%, 2017	135,000	151,837

		$442,985

Transportation - Services - 0.7%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$5,000	$5,112
Commercial Barge Line Co., 12.5%, 2017	40,000	44,000
Erac USA Finance Co., 6.375%, 2017 (n)	110,000	127,880
Hertz Corp., 8.875%, 2014	55,000	56,444
Hertz Corp., 7.5%, 2018 (z)	20,000	20,000

		$253,436

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - 1.7%
Small Business Administration, 6.35%, 2021	$57,890	$63,236
Small Business Administration, 4.34%, 2024	107,281	114,487
Small Business Administration, 4.99%, 2024	128,583	139,764
Small Business Administration, 4.86%, 2025	151,498	164,378
Small Business Administration, 4.625%, 2025	59,056	63,698
Small Business Administration, 5.11%, 2025	52,884	57,923

		$603,486

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bonds, 5.375%, 2031 (f)	$51,000	$65,663
U.S. Treasury Bonds, 4.5%, 2036	17,000	19,547
U.S. Treasury Notes, 2.625%, 2016	40,000	42,509
U.S. Treasury Notes, 4.625%, 2017	100,000	117,547

		$245,266

Utilities - Electric Power - 4.2%
AES Corp., 8%, 2017	$65,000	$70,200
Allegheny Energy, Inc., 5.75%, 2019 (n)	90,000	93,090
Calpine Corp., 8%, 2016 (n)	35,000	37,450
Calpine Corp., 7.875%, 2020 (n)	10,000	10,275
CMS Energy Corp., 4.25%, 2015	90,000	90,777
Colbun S.A., 6%, 2020 (n)	100,000	105,474
Duke Energy Corp., 3.35%, 2015	140,000	147,724
Dynegy Holdings, Inc., 7.75%, 2019	70,000	47,950
Edison Mission Energy, 7%, 2017	70,000	50,575
EDP Finance B.V., 6%, 2018 (n)	130,000	133,730
Enel Finance International S.A., 5.125%, 2019 (n)	183,000	194,076
Energy Future Holdings Corp., 10%, 2020 (n)	45,000	44,674
Energy Future Holdings Corp., 10%, 2020	30,000	29,772
Entergy Corp., 5.125%, 2020	110,000	109,641
Exelon Generation Co. LLC, 5.2%, 2019	40,000	44,498
Exelon Generation Co. LLC, 6.25%, 2039	80,000	85,753
FirstEnergy Corp., 6.45%, 2011	4,000	4,192
Mirant North America LLC, 7.375%, 2013	45,000	46,350
NRG Energy, Inc., 7.375%, 2016	60,000	61,725
Pacific Gas & Electric Co., 4.2%, 2011	80,000	81,199
Texas Competitive Electric Holdings LLC, 10.25%, 2015	50,000	32,750

		$1,521,875

Total Bonds		$34,301,903

FLOATING RATE LOANS (g)(r) - 0.6%
Automotive - 0.3%
Allison Transmission, Inc., Term Loan B, 3.02%, 2014	$68,240	$63,964
Ford Motor Co., Term Loan B-1, 3.03%, 2013	34,678	33,979

		$97,943

Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.76%, 2014	$13,488	$12,914
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	12,688	12,624

		$25,538

Consumer Services - 0.0%
Realogy Corp., Letter of Credit, 3.3%, 2013	$2,193	$1,945
Realogy Corp., Term Loan, 3.25%, 2013	16,089	14,272

		$16,217

Financial Institutions - 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$6,129	$6,151

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$47,816	$837
MGM Mirage, Term Loan, 7%, 2014	25,205	21,490

		$22,327

Utilities - Electric Power - 0.1%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.92%, 2014 (o)	$73,629	$57,103

Total Floating Rate Loans		$225,279

COMMON STOCKS - 0.2%
Automotive - 0.0% Accuride Corp. (a)	5,345	$5,879

Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (a)	6	$11,700

Chemicals - 0.1%
LyondellBasell Industries N.V., “A” (a)	275	$6,573
LyondellBasell Industries N.V., “B” (a)	893	21,298

		$27,871

Construction - 0.1%
Nortek, Inc. (a)	328	$12,808

Printing & Publishing - 0.0%
American Media, Inc. (a)	559	$3,424
Quad/Graphics, Inc. (a)	51	2,383
Supermedia, Inc. (a)	35	370

		$6,177

Total Common Stocks		$64,435

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Strategic Income Series

Issuer			Shares/Par	Value ($)
CONVERTIBLE BONDS - 0.1%
Automotive - 0.1%
Accuride Corp., 7.5%, 2020			$7,922	$19,223

	Strike Price	First Exercise
WARRANTS - 0.1%
Broadcasting - 0.1%
New Young
Broadcasting Holding
Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	15	$29,250

PREFERRED STOCKS - 0.0%
Other Banks & Diversified Financials - 0.0%
Citigroup Capital XIII, 7.875%			300	$7,500

MONEY MARKET FUNDS (v) - 5.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			1,863,952	$1,863,952

Total Investments				$36,511,542

OTHER ASSETS, LESS LIABILITIES - (0.5)%				(166,188)

NET ASSETS - 100.0%				$36,345,354

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,113,366 representing 19.6% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/10	$2,371	$3,134
American Media Operations, Inc., 14%, 2013	1/29/09 - 5/01/10	23,058	21,465
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	4,868	5,112
ARCap REIT, Inc., CDO, “H”, 6.083%, 2045	9/21/04	87,680	6,000
Banco Santander U.S. Debt S.A.U., 2.991%, 2013	9/27/10	100,000	99,820
Banco do Brasil S.A., 5.375%, 2021	9/28/10	111,234	112,489
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040	3/01/06	190,131	83,316
Bonten Media Acquisition Co., 9%, 2015	5/31/07 - 5/15/10	19,951	10,189
Bosphorus Financial Services Ltd., FRN, 2.176%, 2012	3/08/05	37,500	36,839
Braskem S.A., 7%, 2020	7/21/10	100,854	105,625
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	36,302	36,269
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	110,137	110,066
Celanese U.S. Holdings LLC, 6.625%, 2018	9/15/10 - 9/24/10	20,200	20,450
Crest Ltd., “A1” CDO, FRN, 0.769%, 2018	1/21/10	75,934	81,875
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	171,692	181,013
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	124,497	108,419
Falcon Franchise Loan LLC, FRN, 3.271%, 2025	1/29/03	38,497	31,949
Gerdau S.A., 5.75%, 2021	9/23/10	101,032	103,492
Graham Packaging Holdings Co., 8.25%, 2018	9/16/10	5,000	5,081
Harvest Operations Corp., 6.875%, 2017	9/24/10	9,932	10,225
Hertz Corp., 7.5%, 2018	9/16/10 - 9/17/10	20,062	20,000
Huntsman International LLC, 8.625%, 2021	9/14/10 - 9/29/10	51,374	51,750

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Strategic Income Series

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Inergy LP, 7%, 2018	9/13/10	25,000	25,625
Intelsat Jackson Holdings Ltd., 7.25%, 2020	9/16/10	$20,000	$20,100
LBI Media, Inc., 8.5%, 2017	7/18/07	29,620	25,500
Linn Energy LLC, 7.75%, 2021	9/08/10	22,602	23,201
Local TV Finance LLC, 10%, 2015	11/13/07 - 5/31/10	40,464	35,138
Morgan Stanley Capital I, Inc., FRN, 1.258%, 2039	7/20/04	24,709	32,742
NBC Universal, Inc., 5.95%, 2041	9/27/10	102,713	105,947
NBTY, Inc., 9%, 2018	9/22/10	5,000	5,250
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	14,614	12,562
Nielsen Finance LLC, 7.75%, 2018	9/30/10	9,927	9,927
Pinafore LLC, 9%, 2018	9/21/10	10,000	10,500
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	177,089	172,490
Salomon Brothers Mortgage Securities, Inc., FRN, 6.929%, 2032	1/07/05	139,503	142,374
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 - 8/02/10	15,092	15,118
Sears Holding Corp., 6.625%, 2018	9/30/10	5,000	5,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	9/21/10	4,928	5,037
UHS Escrow Corp., 7%, 2018	9/15/10	5,000	5,163
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	96,231	92,150
Valeant Pharmaceuticals International, Inc., 6.75%, 2017	9/21/10	4,975	5,100
Valeant Pharmaceuticals International, Inc., 7%, 2020	9/21/10	4,969	5,113
Visant Corp., 10%, 2017	9/17/10	25,000	26,125
Windstream Corp., 7.75%, 2020	9/22/10	15,000	15,113

Total Restricted Securities			$2,039,853
% of Net Assets			5.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/10 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$36,503	$61,258	$3,424	$101,185
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	848,752	—	848,752
Non-U.S. Sovereign Debt	—	6,889,130	—	6,889,130
Corporate Bonds	—	18,935,893	—	18,935,893
Residential Mortgage-Backed Securities	—	600,877	—	600,877
Commercial Mortgage-Backed Securities	—	892,936	—	892,936
Asset-Backed Securities (including CDOs)	—	429,409	—	429,409
Foreign Bonds	—	5,724,129	—	5,724,129
Floating Rate Loans	—	225,279	—	225,279
Mutual Funds	1,863,952	—	—	1,863,952

Total Investments	$1,900,455	$34,607,663	$3,424	$36,511,542

Other Financial Instruments
Futures	$16,490	$—	$—	$16,490
Swaps	—	2,872	—	2,872
Forward Currency Contracts	—	(90,172)	—	(90,172)
For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$1,606
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,818
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$3,424

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at September 30, 2010 is $1,818.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$34,967,426

Gross unrealized appreciation	$2,638,507
Gross unrealized depreciation	(1,094,391)

Net unrealized appreciation (depreciation)	$1,544,116

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Derivative Contracts at 9/30/10

Forward Foreign Currency Exchange Contracts at 9/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Goldman Sachs International	153,202	11/03/10	$149,443	$148,792	$651
BUY	CNY	Barclays Bank PLC	384,000	10/18/10	57,331	57,390	59
BUY	CNY	JPMorgan Chase Bank N.A.	765,000	10/18/10	113,992	114,332	340
BUY	EUR	Barclays Bank PLC	4,870	10/12/10	6,146	6,638	492
BUY	EUR	Goldman Sachs International	19,857	10/12/10	25,263	27,068	1,805
BUY	EUR	JPMorgan Chase Bank N.A.	50,000	10/12/10	63,064	68,159	5,095
BUY	EUR	UBS AG	18,422	10/12/10	23,360	25,112	1,752
SELL	GBP	Deutsche Bank AG	112,748	10/12/10	179,920	177,106	2,814
BUY	JPY	Barclays Bank PLC	6,989,000	10/12/10	82,118	83,726	1,608
BUY	SEK	Deutsche Bank AG	36,840	10/12/10	4,891	5,464	573

							$15,189

Liability Derivatives
SELL	EUR	Goldman Sachs International	18,621	10/12/10	$23,595	$25,383	$(1,788)
SELL	EUR	UBS AG	1,073,531	12/15/10	1,376,947	1,462,683	(85,736)
SELL	GBP	Barclays Bank PLC	129,420	10/12/10	197,250	203,294	(6,044)
SELL	JPY	JPMorgan Chase Bank N.A.	30,731,971	10/12/10	356,568	368,161	(11,593)
SELL	JPY	UBS AG	6,343,419	10/12/10	75,792	75,992	(200)

							$(105,361)

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	13	$1,571,273	December-2010	$17,119

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	1	$133,719	December-2010	$(629)

Swap Agreements at 9/30/10

Expiration	Notional Amount		Counterparty	Cash Flows to Receive		Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	160,000	Goldman Sachs International	(a) 1.00% (fixed rate	)	(1)	$2,872

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $291.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Derivative Contracts at 9/30/10 – continued

Swap Agreements at 9/30/10 - continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,997,163	9,377,468	(9,510,679)	1,863,952

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,701	$1,863,952

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United States	64.7%
Japan	5.0%
United Kingdom	4.1%
France	3.7%
Italy	3.2%
Germany	3.0%
Canada	2.8%
Netherlands	2.7%
Brazil	1.6%
Other Countries	9.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Variable Insurance Trust
Quarterly portfolio holdings

MFS® Total Return Series

9/30/10

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited)

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 59.1%
Aerospace - 4.3%
Goodrich Corp.	47,300	$3,487,429
Honeywell International, Inc.	252,300	11,086,062
Lockheed Martin Corp.	629,403	44,863,846
Northrop Grumman Corp.	276,247	16,748,856
Precision Castparts Corp.	34,950	4,450,883
United Technologies Corp.	500,370	35,641,355

		$116,278,431

Alcoholic Beverages - 0.8%
Diageo PLC	1,015,182	$17,478,447
Heineken N.V.	86,760	4,499,204

		$21,977,651

Apparel Manufacturers - 0.3%
NIKE, Inc., “B”	116,186	$9,311,146

Automotive - 0.2%
Johnson Controls, Inc.	201,750	$6,153,375

Broadcasting - 1.4%
Omnicom Group, Inc.	371,890	$14,682,217
Time Warner, Inc.	139,520	4,276,288
Walt Disney Co.	590,030	19,535,893

		$38,494,398

Brokerage & Asset Managers - 0.5%
Charles Schwab Corp.	368,600	$5,123,540
Deutsche Boerse AG	49,040	3,272,159
Franklin Resources, Inc.	60,035	6,417,742

		$14,813,441

Business Services - 1.0%
Accenture Ltd., “A”	416,190	$17,683,913
Dun & Bradstreet Corp.	66,250	4,911,775
Western Union Co.	281,800	4,979,406

		$27,575,094

Cable TV - 0.3%
Comcast Corp., “Special A”	421,700	$7,173,117

Chemicals - 1.8%
3M Co.	250,610	$21,730,393
E.I. du Pont de Nemours & Co.	115,170	5,138,885
Monsanto Co.	52,450	2,513,929
PPG Industries, Inc.	268,460	19,543,888

		$48,927,095

Computer Software - 0.9%
Oracle Corp.	922,922	$24,780,456

Computer Software - Systems - 1.5%
Hewlett-Packard Co.	385,851	$16,232,752
International Business Machines Corp.	174,530	23,411,454

		$39,644,206

Construction - 0.6%
Pulte Homes, Inc. (a)	268,630	$2,353,199
Sherwin-Williams Co.	98,040	7,366,726
Stanley Black & Decker, Inc.	89,839	5,505,334

		$15,225,259

Consumer Products - 0.9%
Clorox Co.	74,050	$4,943,578
Procter & Gamble Co.	330,801	19,838,136

		$24,781,714

Consumer Services - 0.1%
Apollo Group, Inc., “A” (a)	76,020	$3,903,627

Electrical Equipment - 0.9%
Danaher Corp.	528,770	$21,473,350
General Electric Co.	258,290	4,197,213

		$25,670,563

Electronics - 0.5%
Intel Corp.	781,200	$15,022,476

Energy - Independent - 2.9%
Anadarko Petroleum Corp.	84,360	$4,812,738
Apache Corp.	317,540	31,042,710
Devon Energy Corp.	82,202	5,321,757
EOG Resources, Inc.	119,020	11,065,289
Noble Energy, Inc.	121,510	9,124,186
Occidental Petroleum Corp.	166,960	13,072,968
Southwestern Energy Co. (a)	130,100	4,350,544

		$78,790,192

Energy - Integrated - 3.6%
Chevron Corp.	358,962	$29,093,870
Exxon Mobil Corp.	666,072	41,156,589
Hess Corp.	293,810	17,370,047
TOTAL S.A., ADR	184,332	9,511,531

		$97,132,037

Engineering - Construction - 0.2%
Fluor Corp.	103,190	$5,111,001

Food & Beverages - 3.1%
General Mills, Inc.	453,690	$16,577,833
Groupe Danone	75,069	4,490,073
J.M. Smucker Co.	57,435	3,476,541
Kellogg Co.	158,687	8,015,280
Nestle S.A.	508,413	27,085,351
PepsiCo, Inc.	357,170	23,730,375

		$83,375,453

Food & Drug Stores - 0.9%
CVS Caremark Corp.	336,650	$10,594,376
Kroger Co.	190,680	4,130,129
Walgreen Co.	333,160	11,160,860

		$25,885,365

Gaming & Lodging - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	32,810	$1,724,166

General Merchandise - 0.9%
Kohl’s Corp. (a)	230,710	$12,153,803
Target Corp.	197,700	10,565,088

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Wal-Mart Stores, Inc.	46,140	$2,469,413

		$25,188,304

Insurance - 4.3%
ACE Ltd.	248,160	$14,455,320
Aflac, Inc.	99,490	5,144,628
Allstate Corp.	179,220	5,654,391
Aon Corp.	332,060	12,986,867
Chubb Corp.	102,770	5,856,862
MetLife, Inc.	834,760	32,096,522
Prudential Financial, Inc.	426,340	23,099,101
Travelers Cos., Inc.	374,780	19,526,038

		$118,819,729

Internet - 0.3%
eBay, Inc. (a)	86,870	$2,119,628
Google, Inc., “A” (a)	11,500	6,046,585

		$8,166,213

Leisure & Toys - 0.3%
Hasbro, Inc.	183,920	$8,186,279

Machinery & Tools - 0.4%
Eaton Corp.	135,140	$11,147,699

Major Banks - 7.6%
Bank of America Corp.	2,077,230	$27,232,485
Bank of New York Mellon Corp.	1,365,742	35,686,838
Goldman Sachs Group, Inc.	258,980	37,443,328
JPMorgan Chase & Co.	1,406,864	53,559,312
PNC Financial Services Group, Inc.	199,170	10,338,915
Regions Financial Corp.	160,120	1,164,072
State Street Corp.	465,910	17,546,171
Wells Fargo & Co.	1,029,150	25,862,540

		$208,833,661

Medical Equipment - 2.3%
Becton, Dickinson & Co.	177,790	$13,174,239
Medtronic, Inc.	481,190	16,158,360
St. Jude Medical, Inc. (a)	347,510	13,671,043
Thermo Fisher Scientific, Inc. (a)	211,580	10,130,450
Waters Corp. (a)	120,850	8,553,763

		$61,687,855

Metals & Mining - 0.1%
United States Steel Corp.	69,160	$3,031,974

Natural Gas - Distribution - 0.1%
Sempra Energy	66,360	$3,570,168

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	320,358	$6,122,041

Network & Telecom - 0.6%
Cisco Systems, Inc. (a)	689,470	$15,099,393

Oil Services - 0.8%
Halliburton Co.	105,570	$3,491,200
National Oilwell Varco, Inc.	155,770	6,927,092
Noble Corp.	95,060	3,212,077
Schlumberger Ltd.	53,360	3,287,510
Transocean, Inc. (a)	88,630	$5,698,023

		$22,615,902

Other Banks & Diversified Financials - 0.8%
Marshall & Ilsley Corp.	480,480	$3,382,579
MasterCard, Inc., “A”	47,070	10,543,680
Visa, Inc., “A”	49,090	3,645,423
Zions Bancorporation	182,040	3,888,374

		$21,460,056

Pharmaceuticals - 4.2%
Abbott Laboratories	522,740	$27,307,938
Bayer AG	105,598	7,363,375
GlaxoSmithKline PLC	185,080	3,647,359
Johnson & Johnson	661,270	40,972,289
Merck & Co., Inc.	109,540	4,032,167
Pfizer, Inc.	1,617,256	27,768,286
Roche Holding AG	28,770	3,929,104

		$115,020,518

Railroad & Shipping - 0.3%
Canadian National Railway Co.	66,360	$4,248,367
Union Pacific Corp.	34,880	2,853,184

		$7,101,551

Restaurants - 0.3%
McDonald’s Corp.	112,140	$8,355,551

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	243,570	$20,172,467

Specialty Stores - 0.6%
Advance Auto Parts, Inc.	45,500	$2,669,940
Home Depot, Inc.	149,690	4,742,179
Staples, Inc.	386,830	8,092,484

		$15,504,603

Telecommunications - Wireless - 0.9%
Vodafone Group PLC	9,932,890	$24,513,210

Telephone Services - 1.9%
AT&T, Inc.	1,555,464	$44,486,270
CenturyLink, Inc.	156,761	6,185,789

		$50,672,059

Tobacco - 1.9%
Altria Group, Inc.	204,983	$4,923,692
Philip Morris International, Inc.	820,470	45,962,729

		$50,886,421

Trucking - 0.2%
United Parcel Service, Inc., “B”	89,580	$5,974,090

Utilities - Electric Power - 2.6%
American Electric Power Co., Inc.	215,520	$7,808,290
CenterPoint Energy, Inc.	78,710	1,237,321
CMS Energy Corp.	96,020	1,730,280
Dominion Resources, Inc.	73,410	3,205,081
Entergy Corp.	138,170	10,574,150
NextEra Energy, Inc.	95,558	5,197,400
NRG Energy, Inc. (a)	207,140	4,312,655

2

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
PG&E Corp.	271,360	$12,325,171
PPL Corp.	375,730	10,231,128
Public Service Enterprise Group, Inc.	395,110	13,070,239

		$69,691,715

Total Common Stocks		$1,613,571,722

BONDS - 39.5%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,118,671

Asset-Backed & Securitized - 2.3%
Anthracite Ltd., “A”, CDO, FRN, 0.706%, 2017 (z)	$3,052,679	$2,900,045
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040 (z)	2,288,419	1,002,785
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	2,292,200	2,293,575
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	5,000,000	5,352,873
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,600,000	3,731,055
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,911,000	1,387,279
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	3,818,128	3,826,748
Crest G-Star, CDO, FRN, 0.769%, 2016	3,948,176	3,819,861
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,795,334	1,008,494
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	5,518,891
HSBC Credit Card Master Note Trust, FRN, 0.807%, 2013	4,996,000	4,993,873
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,486,405
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,551,006	1,680,755
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,534,209
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.404%, 2041	2,550,000	2,758,565
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,339,145	4,737,834
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2045	4,332,626	4,803,135
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	1,967,000	554,691
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	3,818,128	3,893,094
Morgan Stanley Capital I, Inc., FRN, 1.148%, 2030 (i)(n)	3,856,591	92,392
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	1,170,000	1,200,844
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	2,164,000	803,753
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,051,897	1,835,853
Structured Asset Securities Corp., FRN, 4.67%, 2035	580,458	575,808

		$63,792,817

Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$1,430,000	$1,517,010

Broadcasting - 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,522,302
News America, Inc., 8.5%, 2025	1,586,000	2,014,179

		$3,536,481

Building - 0.0%
CRH America, Inc., 6.95%, 2012	$539,000	$575,368

Cable TV - 0.3%
Cox Communications, Inc., 4.625%, 2013	$1,949,000	$2,102,322
DIRECTV Holdings LLC, 4.6%, 2021	2,930,000	3,010,877
Time Warner Entertainment Co. LP, 8.375%, 2033	2,421,000	3,137,626

		$8,250,825

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$2,140,000	$2,223,507

Consumer Services - 0.1%
Western Union Co., 5.4%, 2011	$3,514,000	$3,668,943

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,692,655

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$2,931,000	$3,428,112

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019	$1,753,000	$2,173,720
Qtel International Finance Ltd., 7.875%, 2019 (n)	684,000	827,649
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	2,422,323	2,645,855

		$5,647,224

Emerging Market Sovereign - 0.2%
Republic of Peru, 7.35%, 2025	$184,000	$238,740
Russian Federation, 3.625%, 2015 (z)	5,000,000	5,037,500

		$5,276,240

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$3,000,000	$3,003,609

3

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Integrated - 0.4%
BP Capital Markets PLC, 4.5%, 2020	$683,000	$698,446
Hess Corp., 8.125%, 2019	700,000	920,373
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,955,970
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,191,516
Petro-Canada, 6.05%, 2018	3,647,000	4,245,783

		$10,012,088

Financial Institutions - 0.1%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$2,134,941

Food & Beverages - 0.4%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$2,880,000	$4,076,935
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,158,000	1,432,730
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	6,337,525

		$11,847,190

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,452,990

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,997,000	$2,083,318

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$2,021,000	$1,813,848
MetLife, Inc., 4.75%, 2021	740,000	785,069
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,200,000	1,306,074
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,060,000	1,175,951
Prudential Financial, Inc., 5.375%, 2020	600,000	648,571
Prudential Financial, Inc., 6.625%, 2040	980,000	1,124,504

		$6,854,017

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$4,156,000	$4,093,660
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	243,000	227,992
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2067 (n)	990,000	920,700

		$5,242,352

International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,020,000	$2,147,325
ING Bank N.V., 3.9%, 2014 (n)	2,900,000	3,164,265
Irish Life & Permanent PLC, 3.6%, 2013 (n)	3,600,000	3,401,201
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,508,020
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	5,190,000	5,330,701
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,790,070

		$19,341,582

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$2,405,000	$2,985,928

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,458,969

Major Banks - 1.8%
Banco Santander Chile, 3.75%, 2015 (z)	$2,700,000	$2,737,004
Bank of America Corp., 7.375%, 2014	1,160,000	1,333,249
Bank of America Corp., 5.49%, 2019	1,260,000	1,283,343
Bank of America Corp., 7.625%, 2019	1,640,000	1,944,797
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	1,031,580
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,756,161
Credit Suisse New York, 5.5%, 2014	3,360,000	3,763,791
DBS Group Holdings Ltd., 7.657%to 2011, FRN to 2049 (n)	1,261,000	1,281,491
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,837,962
HSBC USA, Inc., 4.875%, 2020	1,700,000	1,773,100
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,198,456
JPMorgan Chase Capital XXII, 6.45%, 2087	1,295,000	1,296,794
JPMorgan Chase Capital XXVII, 7%, 2039	339,000	348,042
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,709,973
Morgan Stanley, 5.75%, 2016	2,536,000	2,741,185
Morgan Stanley, 6.625%, 2018	1,980,000	2,195,137
PNC Funding Corp., 5.625%, 2017	2,078,000	2,268,912
UniCredito Italiano Capital Trust II, 9.2% to 10/05/10, FRN to 2049 (n)	1,719,000	1,721,149
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	3,960,526
Wachovia Corp., 5.25%, 2014	7,433,000	8,079,448

		$48,262,100

Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$2,550,000	$3,033,906
Hospira, Inc., 5.55%, 2012	1,068,000	1,145,866
Hospira, Inc., 6.05%, 2017	1,927,000	2,213,036

		$6,392,808

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$1,283,000	$1,387,585
ArcelorMittal, 5.25%, 2020	2,440,000	2,459,025
Vale Overseas Ltd., 4.625%, 2020	669,000	690,969

4

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - continued
Vale Overseas Ltd., 6.875%, 2039	$525,000	$601,630

		$5,139,209

Mortgage-Backed - 13.6%
Fannie Mae, 6.253%, 2011	$304,078	$310,496
Fannie Mae, 6.33%, 2011	295,611	297,971
Fannie Mae, 4.79%, 2012	1,573,150	1,656,030
Fannie Mae, 4.01%, 2013	232,204	246,447
Fannie Mae, 4.02%, 2013	1,043,073	1,106,114
Fannie Mae, 4.767%, 2013	125,199	132,652
Fannie Mae, 4.845%, 2013	411,727	442,671
Fannie Mae, 5.37%, 2013 - 2018	2,522,327	2,803,320
Fannie Mae, 4.589%, 2014	1,073,117	1,165,465
Fannie Mae, 4.841%, 2014	1,749,481	1,910,646
Fannie Mae, 4.872%, 2014	931,123	1,003,765
Fannie Mae, 4.94%, 2015	379,000	405,541
Fannie Mae, 5.19%, 2015	419,981	472,851
Fannie Mae, 5.27%, 2016	1,125,000	1,265,652
Fannie Mae, 5.66%, 2016	325,159	368,028
Fannie Mae, 5.724%, 2016	600,801	665,271
Fannie Mae, 5.45%, 2017	796,804	904,456
Fannie Mae, 5.5%, 2017 - 2038	75,530,264	81,041,234
Fannie Mae, 6%, 2017 - 2037	36,729,271	40,175,757
Fannie Mae, 4.5%, 2018 - 2035	10,665,219	11,269,842
Fannie Mae, 5%, 2018 - 2039	33,382,669	35,376,790
Fannie Mae, 4.88%, 2020	1,038,944	1,163,043
Fannie Mae, 7.5%, 2030 - 2032	267,491	305,506
Fannie Mae, 6.5%, 2031 - 2037	10,594,807	11,728,256
Freddie Mac, 6%, 2016 - 2037	21,009,562	22,861,715
Freddie Mac, 5%, 2017 - 2039	44,839,747	47,514,298
Freddie Mac, 4.5%, 2018 - 2039	22,774,506	23,887,649
Freddie Mac, 5.085%, 2019	2,793,000	3,141,798
Freddie Mac, 5.5%, 2019 - 2037	13,367,309	14,321,735
Freddie Mac, 4%, 2032	7,758,000	7,932,555
Freddie Mac, 6.5%, 2034 - 2038	6,591,539	7,266,161
Ginnie Mae, 4.5%, 2032 - 2040	12,769,655	13,455,704
Ginnie Mae, 6%, 2032 - 2038	6,959,655	7,616,572
Ginnie Mae, 5.5%, 2033 - 2035	8,511,945	9,202,216
Ginnie Mae, 5%, 2034 - 2039	16,573,814	17,684,571

		$371,102,778

Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$1,425,000	$1,723,538
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	1,595,000	1,990,831
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	2,510,000	3,229,115

		$6,943,484

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$2,119,000	$2,440,029
Enterprise Products Operating LLC, 6.5%, 2019	1,953,000	2,275,952
Kinder Morgan Energy Partners LP, 6.75%, 2011	3,906,000	4,004,556
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	255,975
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,210,893
Spectra Energy Capital LLC, 8%, 2019	1,694,000	2,144,155

		$12,331,560

Network & Telecom - 0.5%
AT&T, Inc., 6.55%, 2039	$2,940,000	$3,419,144
BellSouth Corp., 6.55%, 2034	2,642,000	2,954,620
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,337,888
Verizon New York, Inc., 6.875%, 2012	5,030,000	5,425,509

		$14,137,161

Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 2016	$2,287,000	$2,594,034
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,505,758
Capital One Financial Corp., 6.15%, 2016	2,872,000	3,148,723
Citigroup, Inc., 5%, 2014	2,679,000	2,782,517
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,021,000	3,477,413
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	862,000	817,025
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,040,000	3,322,860
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	4,548,480
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	4,966,000	5,032,778

		$27,229,588

Pharmaceuticals - 0.2%
Pfizer, Inc., 7.2%, 2039	$1,240,000	$1,687,040
Roche Holdings, Inc., 6%, 2019 (n)	4,080,000	4,942,773

		$6,629,813

Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$262,000	$268,599

Real Estate - 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$2,049,413
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,535,687
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,742,887
Kimco Realty Corp., REIT, 6%, 2012	936,000	1,014,398
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	2,159,605
Vornado Realty Trust, REIT, 4.75%, 2010	1,708,000	1,715,411
WEA Finance LLC, REIT, 6.75%, 2019 (n)	837,000	991,684

		$13,209,085

5

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Retailers - 0.2%
Limited Brands, Inc., 5.25%, 2014	$779,000	$794,580
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	5,467,581

		$6,262,161

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,138,408

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,354,141

Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$1,605,000	$1,773,092
Crown Castle Towers LLC, 4.883%, 2040 (n)	830,000	857,497
Rogers Communications, Inc., 6.8%, 2018	3,340,000	4,125,992

		$6,756,581

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$1,823,000	$2,001,300

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$2,572,000	$2,963,070

U.S. Government Agencies and Equivalents - 0.8%
Freddie Mac, 4.625%, 2012	$13,500,000	$14,633,636
Small Business Administration, 4.77%, 2024	703,386	758,969
Small Business Administration, 5.18%, 2024	1,169,401	1,269,556
Small Business Administration, 4.99%, 2024	1,078,954	1,172,778
Small Business Administration, 5.11%, 2025	4,315,549	4,726,750

		$22,561,689

U.S. Treasury Obligations - 12.1%
U.S. Treasury Bonds, 2%, 2013	$4,762,000	$4,956,947
U.S. Treasury Bonds, 8.5%, 2020	4,816,000	7,269,150
U.S. Treasury Bonds, 8%, 2021	2,560,000	3,861,199
U.S. Treasury Bonds, 6%, 2026	2,840,000	3,834,886
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	3,096,697
U.S. Treasury Bonds, 5.25%, 2029	7,300,000	9,225,375
U.S. Treasury Bonds, 5.375%, 2031	8,423,000	10,844,613
U.S. Treasury Bonds, 4.5%, 2036	3,417,000	3,929,017
U.S. Treasury Bonds, 5%, 2037	6,508,000	8,081,107
U.S. Treasury Bonds, 4.5%, 2039	12,605,900	14,433,756
U.S. Treasury Notes, 1.5%, 2010	1,514,000	1,515,538
U.S. Treasury Notes, 5.125%, 2011	23,128,000	23,967,292
U.S. Treasury Notes, 1.375%, 2012	14,232,400	14,436,436
U.S. Treasury Notes, 1.375%, 2012	13,751,000	14,008,831
U.S. Treasury Notes, 1.375%, 2013	15,539,000	15,846,144
U.S. Treasury Notes, 3.5%, 2013	8,400,000	9,064,121
U.S. Treasury Notes, 3.125%, 2013	16,178,000	17,366,080
U.S. Treasury Notes, 2.75%, 2013	36,007,000	38,291,212
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,727,588
U.S. Treasury Notes, 1.875%, 2014	28,754,000	29,816,547
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,831,511
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,978,497
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,845,969
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,478,787
U.S. Treasury Notes, 3.75%, 2018	60,986,000	68,132,827

		$329,840,127

Utilities - Electric Power - 0.8%
Bruce Mansfield Unit, 6.85%, 2034	$4,894,739	$5,454,999
EDP Finance B.V., 6%, 2018 (n)	2,259,000	2,323,811
Enel Finance International S.A., 6.25%, 2017 (n)	2,306,000	2,615,290
MidAmerican Funding LLC, 6.927%, 2029	387,000	460,833
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,972,108
PSEG Power LLC, 6.95%, 2012	3,745,000	4,102,457
PSEG Power LLC, 5.32%, 2016	1,603,000	1,794,166
System Energy Resources, Inc., 5.129%, 2014 (z)	604,814	616,856
Waterford 3 Funding Corp., 8.09%, 2017	173,716	176,591

		$21,517,111

Total Bonds		$1,078,185,610

CONVERTIBLE PREFERRED STOCKS - 0.2%
Energy - Independent - 0.1%
Apache Corp., 6%	72,740	$4,218,920

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	25,670	$1,464,730

Total Convertible Preferred Stocks		$5,683,650

MONEY MARKET FUNDS (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	42,217,477	$42,217,477

6

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued
MFS Total Return Series

Total Investments	$2,739,658,459

OTHER ASSETS, LESS LIABILITIES - (0.3)%	(7,033,244)

NET ASSETS - 100.0%	$2,732,625,215

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,970,224, representing 3% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.706%, 2017	3/19/10	$2,839,168	$2,900,045
Banco Santander Chile, 3.75%, 2015	9/15/10 - 9/24/10	2,731,448	2,737,004
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040	3/01/06	2,288,419	1,002,785
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/14/10	2,293,631	2,293,575
Russian Federation, 3.625%, 2015	4/22/10	4,975,793	5,037,500
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,031,889	1,835,853
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 11/22/04	605,323	616,856

Total Restricted Securities			$16,423,618
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,619,255,372	$—	$—	$1,619,255,372
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	353,520,487	—	353,520,487
Non-U.S. Sovereign Debt	—	32,619,187	—	32,619,187
Municipal Bonds	—	6,943,484	—	6,943,484
Corporate Bonds	—	178,897,690	—	178,897,690
Residential Mortgage-Backed Securities	—	376,078,956	—	376,078,956
Commercial Mortgage-Backed Securities	—	43,806,500	—	43,806,500
Asset-Backed Securities (including CDOs)	—	15,010,139	—	15,010,139
Foreign Bonds	—	71,309,167	—	71,309,167
Mutual Funds	42,217,477	—	—	42,217,477

Total Investments	$1,661,472,849	$1,078,185,610	$—	$2,739,658,459

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Total Return Series

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,698,745,934

Gross unrealized appreciation	$148,599,741
Gross unrealized depreciation	(107,687,216)

Net unrealized appreciation (depreciation)	$40,912,525

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,210,280	458,378,895	(442,371,698)	42,217,477

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$48,413	$42,217,477

9

MFS® Utilities Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited)

MFS Utilities Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 93.7%
Cable TV - 5.0%
Cablevision Systems Corp., “A”	443,400	$11,612,644
Comcast Corp., “Special A”	2,628,000	44,702,280
Time Warner Cable, Inc.	578,150	31,214,318

		$87,529,242

Energy - Independent - 6.5%
Apache Corp.	73,400	$7,175,584
CONSOL Energy, Inc.	337,040	12,456,998
EQT Corp.	1,373,830	49,540,310
Occidental Petroleum Corp.	11,600	908,280
QEP Resources, Inc.	1,397,220	42,112,211
Southwestern Energy Co. (a)	93,400	3,123,296

		$115,316,679

Natural Gas - Distribution - 4.5%
NiSource, Inc.	686,100	$11,938,140
Questar Corp.	1,167,720	20,470,132
Sempra Energy	534,740	28,769,012
Southern Union Co.	269,800	6,491,388
Spectra Energy Corp.	547,670	12,349,958

		$80,018,630

Natural Gas - Pipeline - 6.8%
El Paso Corp.	3,568,290	$44,175,430
Enagas S.A.	647,570	13,122,822
Niska Gas Storage Partners LLC	257,980	5,004,812
Williams Cos., Inc.	2,965,605	56,672,712

		$118,975,776

Oil Services - 0.1%
Transocean, Inc. (a)	14,600	$938,634

Telecommunications - Wireless - 11.3%
America Movil S.A.B. de C.V., “L”, ADR	197,840	$10,550,807
Cellcom Israel Ltd.	1,543,010	46,861,214
Mobile TeleSystems OJSC, ADR	560,750	11,904,722
MTN Group Ltd.	731,040	13,214,883
NII Holdings, Inc. (a)	632,600	25,999,860
Partner Communication Co. Ltd., ADR	1,202,700	21,961,302
Tim Participacoes S.A., ADR	290,600	9,586,894
Vivo Participacoes S.A., ADR	1,038,725	28,222,158
Vodafone Group PLC	12,376,170	30,542,939

		$198,844,779

Telephone Services - 14.1%
American Tower Corp., “A” (a)	372,900	$19,114,854
CenturyLink, Inc.	795,600	31,394,376
Crown Castle International Corp. (a)	229,100	10,114,765
France Telecom S.A.	244,300	5,278,717
Frontier Communications Corp.	323,200	2,640,544
Kabel Deutschland Holding AG (a)	132,369	5,251,156
Portugal Telecom, SGPS, S.A.	1,065,300	14,217,729
PT XL Axiata Tbk (a)	16,302,500	9,863,697
Qwest Communications International, Inc.	3,225,500	20,223,885
Telecom Italia S.p.A.	2,499,200	2,815,915
Telefonica S.A.	711,620	17,622,161
Telenet Group Holding N.V.	562,011	18,855,239
Virgin Media, Inc.	3,217,960	74,077,439
Windstream Corp.	1,336,648	16,427,404

		$247,897,881

Utilities - Electric Power - 45.4%
AES Corp. (a)	3,477,190	$39,466,106
AES Tiete S.A., IPS	969,359	12,941,974
Alliant Energy Corp.	289,800	10,534,230
American Electric Power Co., Inc.	1,266,210	45,874,788
American Water Works Co., Inc.	602,390	14,017,615
Calpine Corp. (a)	1,641,760	20,439,912
CenterPoint Energy, Inc.	1,527,990	24,020,003
CEZ AS	476,260	21,325,291
China Hydroelectric Corp., ADR (a)	482,890	2,829,735
CMS Energy Corp.	3,691,530	66,521,371
Companhia de Saneamento de Minas Gerais - Copasa MG	661,000	10,137,677
Companhia Paranaense de Energia, ADR	307,900	6,850,775
Companhia Paranaense de Energia, IPS	232,300	5,114,170
Constellation Energy Group, Inc.	651,450	21,002,748
CPFL Energia S.A.	330,300	7,554,734
DPL, Inc.	847,460	22,144,130
E.ON AG	534,056	15,747,765
Eletropaulo Metropolitana S.A., IPS	665,600	11,880,095
Energias de Portugal S.A.	9,229,500	31,631,447
Energias do Brasil S.A.	245,330	5,306,787
Entergy Corp.	512,800	39,244,584
FirstEnergy Corp.	228,400	8,802,536
Fortum Corp.	902,700	23,615,330
International Power PLC	289,500	1,764,528
National Grid PLC	3,835,120	32,532,774
NextEra Energy, Inc.	322,000	17,513,580
Northeast Utilities	641,933	18,981,959
NRG Energy, Inc. (a)	1,256,054	26,151,044
NV Energy, Inc.	473,900	6,231,785
OGE Energy Corp.	520,200	20,740,374
PG&E Corp.	896,400	40,714,488
PPL Corp.	1,188,000	32,349,240
Public Service Enterprise Group, Inc.	1,345,060	44,494,585
Red Electrica de Espana	669,926	31,503,484
RRI Energy, Inc. (a)	247,900	880,045
Scottish & Southern Energy PLC	103,700	1,821,247
Tractebel Energia S.A.	2,083,700	31,181,610
Wisconsin Energy Corp.	405,900	23,461,020
Xcel Energy, Inc.	38,100	875,157

		$798,200,723

Total Common Stocks		$1,647,722,344

BONDS - 0.0%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 3.353%, 2023 (i)(z)	$280,021	$12,825

CONVERTIBLE PREFERRED STOCKS - 3.6%
Energy - Independent - 0.6%
Apache Corp., 6%	165,200	$9,581,600

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Utilities Series

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - continued
Natural Gas - Pipeline - 1.0%
El Paso Corp., 4.99%	15,720	$18,109,440

Utilities - Electric Power - 2.0%
Great Plains Energy, Inc., 12%	134,230	$8,498,101
NextEra Energy, Inc., 8.375%	310,000	16,461,000
PPL Corp., 9.5%	187,490	10,698,179

		$35,657,280

Total Convertible Preferred Stocks		$63,348,320

CONVERTIBLE BONDS - 1.0%
Telephone Services - 1.0%
Virgin Media, Inc., 6.5%, 2016	$11,460,000	$16,874,850

MONEY MARKET FUNDS (v) - 2.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	37,303,820	$37,303,820

Total Investments		$1,765,262,159

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(6,247,546)

NET ASSETS - 100.0%		$1,759,014,613

(a)	Non-income producing security.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Falcon Franchise Loan LLC, FRN, 3.353%, 2023	1/18/02	$13,096	$12,825
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,711,070,664	$—	$—	$1,711,070,664
Corporate Bonds	—	16,874,850	—	16,874,850
Commercial Mortgage-Backed Securities	—	12,825	—	12,825
Mutual Funds	37,303,820	—	—	37,303,820

Total Investments	$1,748,374,484	$16,887,675	$—	$1,765,262,159

Other Financial Instruments
Forward Currency Contracts	$—	$(8,858,345)	$—	$(8,858,345)

For further information regarding security characteristics, see the Portfolio of Investments. Of the level 1 investments presented above, equity investments amounting to $272,974,311 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,752,216,836

Gross unrealized appreciation	$157,198,776
Gross unrealized depreciation	(144,153,453)

Net unrealized appreciation (depreciation)	$13,045,323

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 9/30/10

Forward Foreign Currency Exchange Contracts at 9/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Credit Suisse Group	473,631	10/12/10	$606,072	$645,639	$39,567
BUY	EUR	Deutsche Bank AG	435,422	10/12/10	554,287	593,554	39,267
BUY	EUR	Goldman Sachs International	199,381	10/12/10	252,809	271,790	18,981
BUY	EUR	HSBC Bank	5,030,114	10/12/10	6,527,278	6,856,903	329,625
BUY	EUR	JPMorgan Chase Bank	2,709,024	10/12/10	3,416,825	3,692,862	276,037
BUY	EUR	UBS AG	2,013,338	10/12/10 - 10/14/10	2,647,179	2,744,516	97,337
BUY	GBP	Deutsche Bank AG	220,502	10/12/10	343,300	346,367	3,067
BUY	GBP	Goldman Sachs International	247,705	10/12/10	383,150	389,097	5,947
BUY	GBP	HSBC Bank	58,733	10/12/10	90,514	92,259	1,745
SELL	GBP	Deutsche Bank AG	28,021,149	10/12/10	44,708,172	44,015,875	692,297
SELL	GBP	UBS AG	333,011	10/12/10	527,605	523,096	4,509

							$1,508,379

Liability Derivatives
SELL	EUR	Barclays Bank PLC	5,436,031	10/12/10	$6,898,688	$7,410,236	$(511,548)
SELL	EUR	Credit Suisse Group	5,274,241	12/15/10	6,714,688	7,186,138	(471,450)
SELL	EUR	Deutsche Bank AG	4,478,573	10/12/10 - 12/15/10	5,706,524	6,102,086	(395,562)
SELL	EUR	HSBC Bank	12,173,015	10/12/10 - 12/15/10	15,651,590	16,587,535	(935,945)
SELL	EUR	Merrill Lynch International Bank	9,939,431	12/15/10	12,652,002	13,542,447	(890,445)
SELL	EUR	UBS AG	61,936,263	10/12/10 - 12/15/10	78,711,872	84,392,131	(5,680,259)
SELL	GBP	Barclays Bank PLC	28,429,959	10/12/10	43,176,522	44,658,037	(1,481,515)

							$(10,366,724)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

4

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,631,532	267,486,806	(275,814,518)	37,303,820

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,648	$37,303,820

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United States	69.0%
Brazil	7.3%
Israel	3.9%
United Kingdom	3.8%
Spain	3.5%
Portugal	2.6%
Finland	1.3%
Czech Republic	1.2%
Germany	1.2%
Other Countries	6.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

MFS
INVESTMENT MANAGEMENT

MFS® Value Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/10

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited)

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 9.3%
Honeywell International, Inc.	332,570	$14,613,126
Lockheed Martin Corp.	564,460	40,234,709
Northrop Grumman Corp.	358,900	21,760,107
United Technologies Corp.	331,170	23,589,239

		$100,197,181

Alcoholic Beverages - 1.4%
Diageo PLC	862,138	$14,843,479

Automotive - 0.3%
Johnson Controls, Inc.	117,840	$3,594,120

Broadcasting - 2.4%
Omnicom Group, Inc.	293,490	$11,586,985
Walt Disney Co.	430,010	14,237,631

		$25,824,616

Business Services - 3.4%
Accenture Ltd., “A”	545,870	$23,194,016
Dun & Bradstreet Corp.	86,940	6,445,732
Western Union Co.	374,880	6,624,129

		$36,263,877

Chemicals - 2.4%
3M Co.	153,020	$13,268,364
PPG Industries, Inc.	168,406	12,259,957

		$25,528,321

Computer Software - 1.9%
Oracle Corp.	765,700	$20,559,045

Computer Software - Systems - 2.5%
Hewlett-Packard Co.	146,240	$6,152,317
International Business Machines Corp.	155,880	20,909,743

		$27,062,060

Construction - 1.9%
Pulte Homes, Inc. (a)	342,170	$2,997,409
Sherwin-Williams Co.	135,050	10,147,657
Stanley Black & Decker, Inc.	118,793	7,279,635

		$20,424,701

Consumer Products - 0.7%
Procter & Gamble Co.	119,954	$7,193,641

Consumer Services - 0.1%
Apollo Group, Inc., “A” (a)	27,580	$1,416,233

Electrical Equipment - 0.7%
Danaher Corp.	192,570	$7,820,268

Electronics - 1.4%
Intel Corp.	787,880	$15,150,932

Energy - Independent - 3.4%
Apache Corp.	151,430	$14,803,797
Devon Energy Corp.	106,730	6,909,700
EOG Resources, Inc.	85,760	7,973,107
Occidental Petroleum Corp.	89,360	6,996,888

		$36,683,492

Energy - Integrated - 6.3%
Chevron Corp.	305,810	$24,785,901
Exxon Mobil Corp.	268,468	16,588,638
Hess Corp.	233,740	13,818,709
TOTAL S.A., ADR	253,822	13,097,215

		$68,290,463

Food & Beverages - 5.0%
General Mills, Inc.	347,660	$12,703,496
J.M. Smucker Co.	75,086	4,544,956
Kellogg Co.	208,490	10,530,830
Nestle S.A.	283,701	15,113,975
PepsiCo, Inc.	173,048	11,497,309

		$54,390,566

Food & Drug Stores - 1.1%
CVS Caremark Corp.	207,081	$6,516,839
Walgreen Co.	149,180	4,997,530

		$11,514,369

General Merchandise - 0.7%
Kohl’s Corp. (a)	84,500	$4,451,460
Wal-Mart Stores, Inc.	61,340	3,282,917

		$7,734,377

Insurance - 7.9%
ACE Ltd.	104,900	$6,110,425
Allstate Corp.	237,315	7,487,288
Aon Corp.	296,460	11,594,551
Chubb Corp.	138,210	7,876,588
MetLife, Inc.	683,813	26,292,610
Prudential Financial, Inc.	272,375	14,757,278
Travelers Cos., Inc.	206,960	10,782,616

		$84,901,356

Leisure & Toys - 0.5%
Hasbro, Inc.	124,860	$5,557,519

Machinery & Tools - 0.7%
Eaton Corp.	94,500	$7,795,305

Major Banks - 13.7%
Bank of America Corp.	1,518,290	$19,904,782
Bank of New York Mellon Corp.	1,074,310	28,071,720
Goldman Sachs Group, Inc.	212,252	30,687,394
JPMorgan Chase & Co.	748,570	28,498,060
PNC Financial Services Group, Inc.	162,110	8,415,130
Regions Financial Corp.	201,380	1,464,033
State Street Corp.	297,150	11,190,669
Wells Fargo & Co.	769,820	19,345,577

		$147,577,365

Medical Equipment - 4.2%
Becton, Dickinson & Co.	129,440	$9,591,504
Medtronic, Inc.	432,250	14,514,955
St. Jude Medical, Inc. (a)	269,370	10,597,016
Thermo Fisher Scientific, Inc. (a)	102,580	4,911,530

1

PORTFOLIO OF INVESTMENTS	9/30/10 (unaudited) - continued

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Waters Corp. (a)	79,830	$5,650,367

		$45,265,372

Network & Telecom - 0.9%
Cisco Systems, Inc. (a)	454,820	$9,960,558

Oil Services - 1.9%
National Oilwell Varco, Inc.	206,800	$9,196,396
Noble Corp.	126,730	4,282,207
Transocean, Inc. (a)	115,960	7,455,068

		$20,933,671

Other Banks & Diversified Financials - 0.9%
MasterCard, Inc., “A”	42,634	$9,550,016

Pharmaceuticals - 8.3%
Abbott Laboratories	426,280	$22,268,867
GlaxoSmithKline PLC	248,780	4,902,691
Johnson & Johnson	495,600	30,707,376
Merck & Co., Inc.	138,650	5,103,706
Pfizer, Inc.	1,245,456	21,384,480
Roche Holding AG	38,740	5,290,702

		$89,657,822

Railroad & Shipping - 0.5%
Canadian National Railway Co.	87,900	$5,627,358

Restaurants - 0.3%
McDonald’s Corp.	45,410	$3,383,499

Specialty Chemicals - 1.1%
Air Products & Chemicals, Inc.	143,076	$11,849,554

Specialty Stores - 1.0%
Advance Auto Parts, Inc.	62,840	$3,687,451
Home Depot, Inc.	95,720	3,032,410
Staples, Inc.	178,400	3,732,128

		$10,451,989

Telecommunications - Wireless - 1.6%
Vodafone Group PLC	7,021,953	$17,329,358

Telephone Services - 3.2%
AT&T, Inc.	1,208,470	$34,562,242

Tobacco - 3.9%
Altria Group, Inc.	271,671	$6,525,537
Philip Morris International, Inc.	641,821	35,954,812

		$42,480,349

Utilities - Electric Power - 3.1%
Dominion Resources, Inc.	96,642	$4,219,390
Entergy Corp.	54,430	4,165,528
NextEra Energy, Inc.	13,810	751,126
PG&E Corp.	272,440	12,374,225
PPL Corp.	146,660	3,993,552
Public Service Enterprise Group, Inc.	237,030	7,840,952

		$33,344,773

Total Common Stocks		$1,064,719,847

CONVERTIBLE PREFERRED STOCKS - 0.4%
Energy - Independent - 0.2%
Apache Corp., 6%	32,270	$1,871,660

Utilities - Electric Power - 0.2%
PPL Corp., 9.5%	33,770	$1,926,916

Total Convertible Preferred Stocks		$3,798,576

MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	3,604,647	$3,604,647

Total Investments		$1,072,123,070

OTHER ASSETS, LESS LIABILITIES - 0.7%		7,225,288

NET ASSETS - 100.0%		$1,079,348,358

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Series

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,068,518,423	$—	$—	$1,068,518,423
Mutual Funds	3,604,647	—	—	3,604,647

Total Investments	$1,072,123,070	$—	$—	$1,072,123,070

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,048,895,315

Gross unrealized appreciation	$74,227,621
Gross unrealized depreciation	(50,999,866)

Net unrealized appreciation (depreciation)	$23,227,755

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Value Series

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,580,573	173,913,237	(183,889,163)	3,604,647

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,916	$3,604,647

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2010

*	Print name and title of each signing officer under his or her signature.